                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
         Pre-Effective Amendment No.                              [ ]


         Post-Effective Amendment No. 55                          [X]
                                      --
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
         Amendment No. 56                                         [X]
                       --


                        (Check appropriate box or boxes.)
                      DFA INVESTMENT DIMENSIONS GROUP INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1299 Ocean Avenue, 11th Floor, Santa Monica CA       90401
          -----------------------------------------------    ---------
              (Address of Principal Executive Office)       (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005
                                                           --------------

                 Irene R. Diamant, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

Please send copies of all communications to:

                            Stephen W. Kline, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                          Great Valley Corporate Center
                            30 Valley Stream Parkway
                                Malvern, PA 19355
                                 (610) 640-5801

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b).
-----

  X   on September 13, 1999 pursuant to paragraph (b)
-----

      60 days after filing pursuant to paragraph (a)(1)
-----
      on (date) pursuant to paragraph (a)(1)
-----

      75 days after filing pursuant to paragraph (a)(2)
-----

      on (date) pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.



                      Title of Securities Being Registered

                      ------------------------------------

U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Marketwide Value Portfolio X
U.S. 4-10 Value Portfolio
Tax-Managed U.S. 5-10 Value Portfolio
Tax-Managed U.S. 5-10 Value Portfolio X
U.S. 6-10 Value Portfolio
U.S. 6-10 Small Company Portfolio
Tax-Managed U.S. 6-10 Small Company Portfolio
Tax-Managed U.S. 6-10 Small Company Portfolio X
U.S. 9-10 Small Company Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed DFA International Value Portfolio X
International Small Company Portfolio
Japanese Small Company Portfolio
Pacific Rim Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five-Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio

                              P R O S P E C T U S

                               SEPTEMBER 13, 1999

 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------
                       DIMENSIONAL INVESTMENT GROUP INC.

The two mutual funds described in this Prospectus offer a variety of investment portfolios. Each of the Funds' Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA
            International Value Portfolio is offered by Dimensional
        Investment Group Inc. The other listed Portfolios are part of DFA Investment Dimensions Group Inc.

           The Portfolios do not charge sales commissions or "loads".

                 PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

                           DOMESTIC EQUITY SECURITIES

   U.S. Large Company Portfolio                     Tax-Managed U.S. 5-10 Value Portfolio X
   Enhanced U.S. Large Company Portfolio            U.S. 6-10 Value Portfolio
   U.S. Large Cap Value Portfolio                   U.S. 6-10 Small Company Portfolio
   Tax-Managed U.S. Marketwide Value Portfolio      Tax-Managed U.S. 6-10 Small Company Portfolio
   Tax-Managed U.S. Marketwide Value Portfolio X    Tax-Managed U.S. 6-10 Small Company Portfolio X
   U.S. 4-10 Value Portfolio                        U.S. 9-10 Small Company Portfolio
   Tax-Managed U.S. 5-10 Value Portfolio            DFA Real Estate Securities Portfolio

                         INTERNATIONAL EQUITY SECURITIES

   Large Cap International Portfolio                United Kingdom Small Company Portfolio
   DFA International Value Portfolio                Continental Small Company Portfolio
   Tax-Managed DFA International Value Portfolio    DFA International Small Cap Value Portfolio
   Tax-Managed DFA International Value Portfolio X  Emerging Markets Portfolio
   International Small Company Portfolio            Emerging Markets Value Portfolio
   Japanese Small Company Portfolio                 Emerging Markets Small Cap Portfolio
   Pacific Rim Small Company Portfolio

                            FIXED INCOME SECURITIES

   DFA One-Year Fixed Income Portfolio              DFA Five-Year Global Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio       DFA Intermediate Government Fixed Income Portfolio
   DFA Five-Year Government Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY...................................................................          1

  ABOUT THE PORTFOLIOS................................................................          1
  MANAGEMENT..........................................................................          1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.........................................          3
  OTHER RISKS.........................................................................          8
  RISK AND RETURN BAR CHARTS AND TABLES...............................................          9

FEES AND EXPENSES.....................................................................         15

SECURITIES LENDING REVENUE............................................................         19

HIGHLIGHTS............................................................................         19

U.S. LARGE COMPANY PORTFOLIO..........................................................         21

ENHANCED U.S. LARGE COMPANY PORTFOLIO.................................................         21

STANDARD & POOR'S--INFORMATION AND DISCLAIMERS........................................         22

U.S. VALUE PORTFOLIOS.................................................................         23

U.S. TAX-MANAGED VALUE PORTFOLIOS.....................................................         24

U.S. SMALL COMPANY PORTFOLIOS.........................................................         25

TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO AND PORTFOLIO X.........................         26

DFA REAL ESTATE SECURITIES PORTFOLIO..................................................         27

INTERNATIONAL PORTFOLIOS--COUNTRIES...................................................         29

  LARGE CAP INTERNATIONAL PORTFOLIO...................................................         31
  DFA INTERNATIONAL VALUE PORTFOLIO...................................................         31
  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO AND PORTFOLIO X.......................         32
  INTERNATIONAL SMALL COMPANY PORTFOLIOS..............................................         33
  SMALL COMPANY MASTER FUNDS..........................................................         36
  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO.........................................         37

EMERGING MARKETS PORTFOLIOS, EMERGING MARKETS VALUE PORTFOLIO AND EMERGING MARKETS
  SMALL CAP PORTFOLIO.................................................................         38

FIXED INCOME PORTFOLIOS...............................................................         40

TAX MANAGEMENT STRATEGIES.............................................................         44

PORTFOLIO TURNOVER....................................................................         46

PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS................................................         46

SECURITIES LOANS......................................................................         46

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING........................................         46

MANAGEMENT OF THE FUNDS...............................................................         47

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES......................................         49

PURCHASE OF SHARES....................................................................         50

VALUATION OF SHARES...................................................................         52

EXCHANGE OF SHARES....................................................................         54

REDEMPTION OF SHARES..................................................................         55

THE FEEDER PORTFOLIOS.................................................................         56

FINANCIAL HIGHLIGHTS..................................................................         57

SERVICE PROVIDERS.....................................................................         80

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIOS
-------------------

The Portfolios:

- Are generally offered to institutional investors and clients of registered investment advisers.

-  Do not charge sales commissions or "loads".

-  Are designed for long-term investors.

The Portfolios are no-load and low cost.

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Fixed income Portfolios are particularly sensitive to changing interest rates.

SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: Certain Portfolios, called "Feeder Portfolios", do not buy individual securities directly. Instead, they invest in corresponding mutual funds called "Master Funds". Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively new and more complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

NO MARKET TIMING OR STOCK PICKING: In contrast to some other managers, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4.  Purchasing stocks so the portfolio is generally market cap weighted.

U.S. Large Company Portfolio buys a Master Fund that is managed differently. Because this Master Fund is an index fund, its only criteria for holding a stock is whether the stock is in the S&P 500-Registered Trademark- Index.

In contrast, the Master Fund purchased by the Enhanced Large Company Portfolio generally invests in S&P futures contracts and fixed income securities.

Certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Dividing all the companies traded on the New York Stock Exchange ("NYSE") into 10 groups or "deciles" based on market capitalization. Stocks in decile 1 have the biggest market capitalizations and those in decile 10, the smallest.

2.  Combining two or more of these deciles into a market cap segment or range.

3. Generally, considering a stock (it may not necessarily be NYSE traded) for purchase only if its market capitalization falls within the range created.

For example, the Large Cap Value Portfolios buy stocks with market caps in the range defined by stocks in NYSE deciles 1 through 5. Similarly, U.S. 6-10 Small Company Portfolio purchases stocks with market caps equivalent to those of stocks in NYSE deciles 6 through 10; thus its name. In fact, the name of each other Portfolio employing a market capitalization segmentation approach also includes the NYSE deciles describing its particular market capitalization segment.

FIXED INCOME INVESTMENT APPROACH:
-------------------------------

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1.  Setting a maturity range.

2.  Implementing the Advisor's quality and eligibility guidelines.

3.  Purchasing securities with a view to maximizing returns.

MARKET CAPITALIZATION MEANS the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TAX-MANAGED PORTFOLIO STRATEGIES:
The Advisor's tax management strategies are designed to minimize taxable distributions to shareholders. Generally, the Advisor buys and sells a tax-managed portfolio's securities with the goals of:

1. Delaying and minimizing the realization of net capital gains (e.g., appreciated stocks might be sold later).

2. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.  Minimizing dividend income.


4. Selling securities to other tax-managed portfolios in order to offset gains by realizing losses.


Shareholders of Tax-Managed Portfolios may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

THE U.S. LARGE COMPANY PORTFOLIOS
-------------------------------

U.S. LARGE COMPANY PORTFOLIO

- INVESTMENT OBJECTIVE: Produce returns similar to those of the S&P 500-Registered Trademark- Index.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in about the same proportions as they are found in the S&P 500-Registered Trademark- Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE: Outperform the S&P 500-Registered Trademark- Index.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that generally invests in S&P 500-Registered Trademark- Index futures and short-term fixed income obligations.

ABOUT THE S&P 500 INDEX: The Standard & Poor's 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

THE U.S. VALUE PORTFOLIOS
----------------------

U.S. LARGE CAP VALUE PORTFOLIO
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO X
U.S. 4-10 VALUE PORTFOLIO
TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO
TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO X
U.S. 6-10 VALUE PORTFOLIO

-  INVESTMENT OBJECTIVE(S):

   - TAX-MANAGED PORTFOLIOS: Long-term capital appreciation while minimizing federal income taxes on returns.

   - EACH OTHER PORTFOLIO: Long-term capital appreciation.

-  INVESTMENT STRATEGY:

   - TAX-MANAGED U.S. 5-10 VALUE PORTFOLIOS -- Purchase value stocks of United States companies on a market capitalization weighted basis.

   - EACH OTHER U.S. VALUE PORTFOLIO -- Buy a Master Fund that purchases value stocks of United States companies on a market capitalization weighted basis.

- HOW THE PORTFOLIOS DIFFER: The Portfolios focus on different parts of the value stocks universe:

   - U.S. Large Cap Value Portfolio -- Large capitalization stocks.

   - Tax-Managed U.S. Marketwide Portfolios -- The full universe except for very small cap stocks.

   - U.S. 4-10 Value Portfolio and Tax-Managed U.S. 5-10 Value Portfolios -- Mid and small capitalization issues.

   - U.S. 6-10 Value Portfolio -- Small cap stocks.
"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.
In selecting value stocks, the Advisor primarily considers price relative to book value.

   Only the Tax-Managed Portfolios employ the Advisor's tax management strategies. Both Tax-Managed Portfolios will invest in a large portion of the eligible securities, but may not have identical holdings. Thus, the Tax-Managed Portfolios may sell securities to one another, in order to employ certain tax management strategies.



MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.


SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. SMALL COMPANY PORTFOLIOS
-------------------------------

U.S. 6-10 SMALL COMPANY PORTFOLIO
TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO
TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO X
U.S. 9-10 SMALL COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE(S):

   - TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIOS: Long-term capital appreciation while minimizing federal income taxes on returns.

   - EACH OTHER PORTFOLIO: Long-term capital appreciation.

-  INVESTMENT STRATEGY:


   - TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIOS -- Purchase small company stocks using a market cap weighted approach.



   - EACH OTHER PORTFOLIO -- Buy a Master Fund that purchases small company stocks using a market cap weighted approach.


-  HOW THE PORTFOLIOS DIFFER:


   The Master Fund in which U.S. 6-10 Small Company Portfolio invests and the Tax-Managed U.S. 6-10 Small Company Portfolios hold stocks of small and very small companies. The Master Fund employed by U.S. 9-10 Portfolio exclusively buys stock of very small companies.



   Only the Tax-Managed U.S. 6-10 Small Company Portfolios employ the Advisor's tax management strategies. Both Tax-Managed Portfolios will invest in a large portion of the eligible securities, but may not have identical holdings. Thus, the Tax-Managed Portfolios may sell securities to one another, in order to employ certain tax management strategies.


RISK OF VERY SMALL COMPANIES: Securities of very small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

DFA REAL ESTATE SECURITIES PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation

- INVESTMENT STRATEGY: Invest in publicly traded real estate investment trusts ("REITS") on a market capitalization weighted basis.

RISK OF CONCENTRATING IN THE REAL ESTATE INDUSTRY: DFA Real Estate Securities Portfolio's exclusive focus on the real estate industry may cause its risk to approximate the risks of direct real estate ownership. For example, a general decline in real estate prices or an overall decline in the value of the REIT securities in which the Portfolio invests would cause the Portfolio to lose money.


INTERNATIONAL PORTFOLIOS:

LARGE CAP INTERNATIONAL PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Purchase stocks of large, non-U.S. companies on a market capitalization weighted basis in each applicable country.
Most Portfolios and Master Funds do not hedge their foreign currency risks.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). Foreign currency risk can be minimized by hedging. However, hedging may be expensive.

DFA INTERNATIONAL VALUE PORTFOLIO
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO X

-  INVESTMENT OBJECTIVE:

   - TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIOS: Long-term capital appreciation while minimizing federal income taxes on returns.

   - DFA INTERNATIONAL VALUE PORTFOLIO: Long-term capital appreciation.

-  INVESTMENT STRATEGY:


   - TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIOS -- Purchase value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.



   - DFA INTERNATIONAL VALUE PORTFOLIO -- Buys a Master Fund that purchases value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.


-  HOW THE PORTFOLIOS DIFFER:


Only Tax-Managed DFA International Value Portfolios employ the Advisor's tax management strategies. Both Tax-Managed Portfolios will invest in a large portion of the eligible securities, but may not have identical holdings. Thus, the Tax-Managed Portfolios may sell securities to one another, in order to employ certain tax management strategies.

THE INTERNATIONAL SMALL COMPANY PORTFOLIOS
---------------------------------------

INTERNATIONAL SMALL COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL (EUROPEAN) SMALL COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

- INVESTMENT STRATEGY OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO: Invest in the Master Funds employed by the other International Small Company Portfolios.

-  INVESTMENT STRATEGY OF EACH OTHER INTERNATIONAL SMALL COMPANY PORTFOLIO:
   Purchase a Master Fund that uses a market weighted approach to buy small company stocks of a specific country or region.

DFA INTERNATIONAL SMALL CAP VALUE

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Acquire value stocks of small non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE EMERGING MARKETS PORTFOLIOS
-----------------------------

EMERGING MARKETS PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

-  INVESTMENT STRATEGY: Invest in a Master Fund that buys:

   - Emerging Markets Portfolio -- Stocks of larger emerging markets companies.

   - Emerging Markets Small Cap Portfolio -- Stocks of smaller emerging markets companies.

   - Emerging Markets Value Fund -- Value stocks of emerging markets companies.

EMERGING MARKETS RISK: Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

EMERGING MARKETS are countries with more developed economies not yet at the level of the world's mature economies.

FIXED INCOME PORTFOLIOS:

DFA ONE-YEAR FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income investments with an average maturity of one year or less.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that generally acquires high quality obligations maturing in a year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.


RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the DFA One-Year Fixed Income and/or the Two-Year Global Fixed Income Portfolios to changes in performance of the banking industry generally. For example, a change in the market's perception of the riskiness of banks compared to non-banks would cause the Portfolio's values to fluctuate.


DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income instruments maturing in two years or less.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that buys debt instruments with maturities of no more than two years. Issuers might include the U.S. and other national governments, supranational organizations (e.g., the World Bank) and domestic and foreign corporations. The Master Fund hedges all foreign currency risks. It also plans to invest heavily in the banking industry if particular conditions occur.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income investments maturing in five years or less.

- INVESTMENT STRATEGY: Acquire obligations of the U.S. government and its agencies maturing within five years, and enter into repurchase agreements backed by U.S. government securities.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total return available from a universe of high quality fixed income instruments maturing in five years or less.

- INVESTMENT STRATEGY: Buy obligations of issuers that might include the U.S. and other national governments, supranational organizations and domestic and foreign corporations. The Portfolio hedges all foreign currency risks.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Provide a market rate of return and relatively predictable income from U.S. Treasury and government agency issues with maturities of between five and fifteen years.

- INVESTMENT STRATEGY: Invest in top quality, low-risk obligations of the U.S. government and its agencies, foreign governments and supranational organizations.

OTHER RISKS
-----------

DERIVATIVES:
----------

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). DFA Two-Year Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio use foreign currency contracts to hedge foreign currency risks. The International Portfolios may also do so. In an attempt to achieve its investment objectives, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to hedge against changes in securities prices. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

INTRODUCTION OF THE EURO:
----------------------

On January 1, 1999, The European Monetary Union ("EMU") introduced a common currency, the Euro, replacing its members' national currencies. This development may affect Portfolios investing directly or indirectly (through Master Funds) in EMU countries to the extent it changes investment practices, opportunities, risks and investor behavior or creates administrative problems. The Advisor and its global custodians are attempting to assure on an an ongoing basis that Portfolios and Master Funds will remain unaffected by any transition related disruptions. However, they cannot guarantee that their efforts will succeed completely. The relative value of the U.S. dollar and Euro will fluctuate. Accordingly, currency risk (discussed above) will continue to apply to Portfolio and Master Fund investments in EMU countries.

SECURITIES LENDING:
----------------

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

YEAR 2000 ISSUE:
--------------

Unless modified, many computer programs will not properly process information from the year 2000 on. While the issue is international in scope, there is particular concern with foreign entities. The Advisor has taken steps designed to ensure that its computers and those of Portfolio and Master Fund service providers (e.g., custodians) will operate properly. Portfolios and Master Funds may be negatively affected if the Advisor's efforts prove inadequate, and/or year 2000 problems hurt portfolio securities or economic conditions generally.

RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------


The Bar Charts and Tables below illustrate the variability of each Portfolio's returns and is meant to provide some indication of the risks of investing in the Portfolios. Shown are changes in performance from year to year, and how annualized 1 year, 5 year, and since inception returns compare with those of a broad measure of market performance. Reimbursement fees applicable to purchases of shares in certain of the Portfolios are not reflected in the bar chart. If these fees, where applicable, were reflected, your returns would be less than those shown. Past performance is not an indication of future results. The U.S. 4-10 Value, Tax-Managed, Emerging Markets Value and Emerging Markets Small Cap Portfolios have not been in operation for a full calendar year, so no information is shown for them.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  U.S. LARGE
               COMPANY PORTFOLIO
Total Returns (%)
1991                                                     30.12
1992                                                      7.31
1993                                                      9.61
1994                                                      1.29
1995                                                     37.08
1996                                                     22.62
1997                                                     33.07
1998                                                     28.67
January 1991-June 1999
Highest Quarter                                                  Lowest Quarter
21.42                                            (10/98-12/98)            -9.93  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
12.14%.
Periods ending December 31, 1998
                                                           One             Five   Since 1/91
Annualized Returns (%)                                    Year            Years    Inception
U.S. Large Company Portfolio                             28.67            23.86        20.56
S&P 500 Index                                            28.58            24.06        20.83
ENHANCED U.S. LARGE
COMPANY PORTFOLIO
Total Returns (%)
1997                                                     32.73
1998                                                     29.54
August 1996-June 1999
Highest Quarter                                                  Lowest Quarter
21.87                                            (10/98-12/98)            -9.79  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
11.52%.
Periods ending December 31, 1998
                                                           One       Since 8/96
Annualized Returns (%)                                    Year        Inception
Enhanced U.S. Large Company Portfolio                    29.54            33.58
S&P 500 Index                                            28.58            33.34
U.S. LARGE CAP
VALUE PORTFOLIO
Total Returns (%)
1994                                                     -4.54
1995                                                     38.26
1996                                                     20.22
1997                                                     28.13
1998                                                     11.98
April 1993-June 1999
Highest Quarter                                                  Lowest Quarter
16.78                                            (10/98-12/98)           -17.08  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
15.18%.
Periods ending December 31, 1998
                                                           One             Five   Since 4/93
Annualized Returns (%)                                    Year            Years    Inception
U.S. Large Cap Value Portfolio                           11.98            17.90        16.91
Russell 1000 Value Index                                 15.65            20.86        19.44
U.S. 6-10
VALUE PORTFOLIO
Total Returns (%)
1994                                                      1.21
1995                                                     29.29
1996                                                     22.32
1997                                                     30.75
1998                                                     -7.28
April 1993-June 1999
Highest Quarter                                                  Lowest Quarter
22.95                                              (4/99-6/99)           -22.30  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
12.38%.
Periods ending December 31, 1998
                                                           One             Five   Since 4/93
Annualized Returns (%)                                    Year            Years    Inception
U.S. 6-10 Value Portfolio                                -7.28            14.18        14.90
Russell 2000 Value Index                                 -6.44            13.13        13.69

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                U.S. 6-10 SMALL
               COMPANY PORTFOLIO

                                                                Total Returns (%)
1993                                                                        13.66
1994                                                                        -1.34
1995                                                                        30.18
1996                                                                        17.67
1997                                                                        24.23
1998                                                                        -5.54
April 1992-June 1999
Highest Quarter                                                                     Lowest Quarter
19.99                                                                 (4/99-6/99)           -22.09  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
10.52%.
Periods ending December 31, 1998
                                                                              One             Five   Since 4/92
Annualized Returns (%)                                                       Year            Years    Inception
U.S. 6-10 Small Company Portfolio                                           -5.54            12.14        12.64
Russell 2000 Index                                                          -2.56            11.88         13.1
U.S. 9-10 SMALL COMPANY PORTFOLIO
Total Returns (%)
1989                                                                        10.19
1990                                                                       -21.56
1991                                                                        44.63
1992                                                                        23.35
1993                                                                        20.98
1994                                                                         3.11
1995                                                                        34.46
1996                                                                        17.62
1997                                                                        22.78
1998                                                                        -7.31
January 1989-June 1999
Highest Quarter                                                                     Lowest Quarter
28.67                                                                 (1/91-3/91)           -23.22  (7/90-9/90)
Year-to-date return as of June 30, 1999 was
10.69%.
Periods ending December 31, 1998
                                                                              One             Five          Ten
Annualized Returns (%)                                                       Year            Years        Years
U.S. 9-10 Small Company Portfolio                                           -7.31            13.16        13.22
CRSP 9-10 Index                                                             -2.56            11.88        12.92
DFA REAL ESTATE
SECURITIES PORTFOLIO
Total Returns (%)
1993                                                                        15.46
1994                                                                        -8.39
1995                                                                        12.07
1996                                                                        33.84
1997                                                                        19.37
1998                                                                       -15.38
January 1993-June 1999
Highest Quarter                                                                     Lowest Quarter
18.44                                                               (10/96-12/96)            -9.79  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
6.84%.
Periods ending December 31, 1998
                                                                              One             Five   Since 1/93
Annualized Returns (%)                                                       Year            Years    Inception
DFA Real Estate Securities Portfolio                                       -15.38             6.78         8.18
Wilshire REIT-Only Index                                                   -16.96             9.43        10.36
S&P 500 Index                                                               28.58            24.06        21.59
LARGE CAP
INTERNATIONAL PORTFOLIO
Total Returns (%)
1992                                                                       -13.14
1993                                                                        25.85
1994                                                                          5.3
1995                                                                        13.05
1996                                                                         6.34
1997                                                                         5.51
1998                                                                        18.21
August 1991-December 1998
Highest Quarter                                                                     Lowest Quarter
19.58                                                               (10/98-12/98)           -14.15  (7/98-9/98)
Year-to-date return as of June 30, 1999 was
4.65%.
                                                 Periods ending December 31, 1997
                                                                              One             Five   Since 8/91
Annualized Returns (%)                                                       Year            Years    Inception
Large Cap International Portfolio                                           18.21             9.56         8.87
MSCI EAFE Index                                                             19.99              9.2         9.06

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            DFA INTERNATIONAL
                             VALUE PORTFOLIO
Total Returns (%)
1995                                                                             11.49
1996                                                                              7.81
1997                                                                             -3.14
1998                                                                             14.87
March 1994-June 1999
Highest Quarter                                                                          Lowest Quarter
17.91                                                                      (1/98-3/98)           -16.89    (7/98-9/98)
Year-to-date return as of June 30, 1999 was 6.47%.
Periods ending December 31, 1998
                                                                                   One       Since 3/94
Annualized Returns (%)                                                            Year        Inception
DFA International Value Portfolio                                                14.87             6.51
MSCI EAFE Index                                                                  19.99             7.77
INTERNATIONAL SMALL
COMPANY PORTFOLIO
Total Returns (%)
1997                                                                            -23.72
1998                                                                              8.20
October 1996-June 1999
Highest Quarter                                                                          Lowest Quarter
20.06                                                                      (1/98-3/98)           -17.65  (10/97-12/97)
Year-to-date return as of June 30, 1999 was 17.48%.
Periods ending December 31, 1998
                                                                                   One      Since 10/96
Annualized Returns (%)                                                            Year        Inception
International Small Company Portfolio                                             8.20            -9.68
Salomon Smith Barney Extended Market Index - Europe, Pacific, Asia
Composite                                                                        12.15             0.43
JAPANESE SMALL COMPANY PORTFOLIO
Total Returns (%)
1989                                                                             38.51
1990                                                                            -33.36
1991                                                                              7.11
1992                                                                            -26.10
1993                                                                             14.16
1994                                                                             29.49
1995                                                                             -3.57
1996                                                                            -22.79
1997                                                                            -54.78
1998                                                                             16.07
January 1989-June 1999
Highest Quarter                                                                          Lowest Quarter
28.44                                                                      (1/94-3/94)           -32.91    (7/97-9/97)
Year-to-date return as of June 30, 1999 was 26.67%.
Periods ending December 31, 1998
                                                                                   One             Five            Ten
Annualized Returns (%)                                                            Year            Years          Years
Japanese Small Company Portfolio                                                 16.07           -12.74          -8.26
MSCI Japan Index                                                                  3.33            -3.78          -5.35
PACIFIC RIM SMALL
COMPANY PORTFOLIO
Total Returns (%)
1993                                                                             92.63
1994                                                                            -12.06
1995                                                                             -2.86
1996                                                                             14.36
1997                                                                            -42.10
1998                                                                            -19.07
January 1993-June 1999
Highest Quarter                                                                          Lowest Quarter
60.76                                                                      (4/99-6/99)           -38.67  (10/97-12/97)
Year-to-date return as of June 30, 1999 was 59.46%.
Periods ending December 31, 1998
                                                                                   One             Five     Since 1/93
Annualized Returns (%)                                                            Year            Years      Inception
Pacific Rim Small Company Portfolio                                             -19.07           -14.47          -2.08
MSCI Pacific Rim ex-Japan Index                                                  -6.15            -5.24           5.49

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          UNITED KINGDOM SMALL
                            COMPANY PORTFOLIO
Total Returns (%)
1989                                                                                     -6.26
1990                                                                                     -6.67
1991                                                                                     14.76
1992                                                                                    -13.96
1993                                                                                     30.62
1994                                                                                      4.64
1995                                                                                     10.75
1996                                                                                     29.79
1997                                                                                      3.53
1998                                                                                    -11.19
January 1989-June 1999
Highest Quarter                                                                 Lowest Quarter
19.83 (7/91-9/91)                                                           -20.50 (7/98-9/98)
Year-to-date return as of June 30, 1999 was 20.81%.
Periods ending December 31, 1998                                                           One        Five        Ten
Annualized Returns (%)                                                                    Year       Years      Years
United Kingdom Small Company Portfolio                                                  -11.19        6.70       4.55
MSCI United Kingdom
Index                                                                                    15.03       16.54      14.96
CONTINENTAL SMALL COMPANY POTFOLIO
Total Returns (%)
1989                                                                                     44.69
1990                                                                                     -4.07
1991                                                                                     -4.12
1992                                                                                    -19.84
1993                                                                                     25.30
1994                                                                                     11.01
1995                                                                                      0.02
1996                                                                                     14.33
1997                                                                                     11.70
1998                                                                                     19.56
July 1988-June 1999
Highest Quarter                                                                 Lowest Quarter
21.92 (1/98-3/98)                                                           -15.78 (7/90-9/90)
Year-to-date return as of June 30, 1999 was -6.18%.
Periods ending December 31, 1998                                                           One        Five        Ten
Annualized Returns (%)                                                                    Year       Years      Years
Continental Small Company Portfolio                                                      19.56       11.13       8.52
MSCI Europe Ex-United Kingdom
Index                                                                                    33.81       20.69      15.85
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Total Returns (%)
1995                                                                                      1.16
1996                                                                                      0.94
1997                                                                                    -22.72
1998                                                                                      5.28
January 1995-June 1999
Highest Quarter                                                                 Lowest Quarter
                                                                                        -16.81
20.23 (1/98-3/98)                                                                (10/97-12/97)
Year-to-date return as of June 30, 1999 was 19.36%.
Periods ending December 31, 1998                                                           One  Since 1/95
Annualized Returns (%)                                                                    Year   Inception
DFA International Small Cap Value Portfolio                                               5.28       -4.53
Salomon Smith Barney Extended Market Index - Europe, Pacific, Asia
Composite                                                                                12.15        3.48
EMERGING MARKETS PORTFOLIO
Total Returns (%)
1995                                                                                      2.15
1996                                                                                     11.40
1997                                                                                    -18.92
1998                                                                                     -9.44
May 1994-June 1999
Highest Quarter                                                                 Lowest Quarter
31.59 (10/98-12/98)                                                         -22.00 (7/98-9/98)
Year-to-date return as of June 30, 1999 was 38.81%.
Periods ending December 31, 1998                                                           One  Since 5/94
Annualized Returns (%)                                                                    Year   Inception
Emerging Markets Portfolio                                                               -9.44       -2.81
MSCI Emerging Markets Free Index                                                        -27.52       -9.59

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   DFA ONE-YEAR FIXED
                    INCOME PORTFOLIO
Total Returns (%)
1989                                                                  9.60
1990                                                                  9.09
1991                                                                  8.73
1992                                                                  5.19
1993                                                                  4.41
1994                                                                  2.46
1995                                                                  7.97
1996                                                                  5.78
1997                                                                  5.99
1998                                                                  5.68
January 1989-June 1999
Highest Quarter                                             Lowest Quarter
2.92 (4/89-6/89)                                          0.26 (1/94-3/94)
Year-to-date return as of June 30, 1999 was 2.21%.
Periods ending December 31, 1998
                                                                       One              Five          Ten
Annualized Returns (%)                                                Year             Years        Years
DFA One-Year Fixed Income Portfolio                                   5.68              5.56         6.47
3-Month U.S. Treasury Bills                                           5.24              5.23         5.70
Merrill Lynch U.S. Corporate & Government, 1-3 Years
Index                                                                 6.93              6.02         7.45
DFA TWO-YEAR GLOBAL
FIXED INCOME PORTFOLIO
Total Returns (%)
1997                                                                  5.87
1998                                                                  6.47
March 1996-June 1999
Highest Quarter                                             Lowest Quarter
2.40 (7/96-9/96)                                          0.99 (4/99-6/99)
Year-to-date return as of June 30, 1999 was 2.34%.
Periods ending December 31, 1998
                                                                       One        Since 3/96
Annualized Returns (%)                                                Year         Inception
DFA Two-Year Fixed Income Portfolio                                   6.47              6.61
Salomon World Government Bond Index                                  11.05             10.93
DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Total Returns (%)
1989                                                                  9.48
1990                                                                 10.82
1991                                                                 14.62
1992                                                                  7.30
1993                                                                  8.31
1994                                                                 -3.15
1995                                                                  9.56
1996                                                                  6.61
1997                                                                  6.39
1998                                                                  5.43
January 1989-June 1999
Highest Quarter                                             Lowest Quarter
                                                                     -2.35
5.43 (7/91-9/91)                                               (1/94-3/94)
Year-to-date return as of June 30, 1999 was 1.94%.
Periods ending December 31, 1998
                                                                       One              Five          Ten
Annualized Returns (%)                                                Year             Years        Years
DFA Five-Year Government Portfolio                                    5.43              4.88         7.44
Lehman Intermediate Government Index                                  8.47              6.45         8.34
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Total Returns (%)
1991                                                                 12.74
1992                                                                  6.49
1993                                                                 11.56
1994                                                                 -4.33
1995                                                                 16.06
1996                                                                 10.77
1997                                                                  8.31
1998                                                                  8.37
December 1990-June 1999
Highest Quarter                                             Lowest Quarter
                                                                                       -4.11
4.96 (7/92-9/92)                                                                 (1/94-3/94)
Year-to-date return as of June 30, 1999 was 2.13%.
Periods ending December 31, 1998
                                                                       One              Five  Since 12/90
Annualized Returns (%)                                                Year             Years    Inception
DFA Five Year Global Fixed Income Portfolio                           8.37              7.62         8.58
Lehman Intermediate
Government/Corporate Index                                            8.42              6.54         7.98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               DFA INTERMEDIATE
               GOVERNMENT FIXED
               INCOME PORTFOLIO
Total Returns (%)
1991                                                        16.88
1992                                                         7.60
1993                                                        11.63
1994                                                        -4.74
1995                                                        19.08
1996                                                         2.37
1997                                                         9.16
1998                                                        10.53
November 1990-June 1999
Highest Quarter                                    Lowest Quarter
                                                            -3.33
6.87 (4/95-6/95)                                      (1/94-3/94)
Year-to-date return as of June 30, 1999 was
-3.56%.
Periods ending December 31, 1998
                                                              One       Five  Since 11/90
Annualized Returns (%)                                       Year      Years    Inception
DFA Intermediate Government
Fixed Income Portfolio                                      10.53       6.98         9.22
Lehman Government/
Corporate Bond Index                                         9.47       7.30         9.16

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

REIMBURSEMENT FEES (AS PERCENTAGE OF OFFERING PRICE)(1)

Japanese Small Company Portfolio.....................................................       0.50%
Continental Small Company Portfolio..................................................       1.00%
Pacific Rim Small Company Portfolio..................................................       1.00%
Emerging Markets Portfolio...........................................................       0.50%
Emerging Markets Value Portfolio.....................................................       0.50%
Emerging Markets Small Cap Portfolio.................................................       1.00%
DFA International Small Cap Value Portfolio..........................................      0.675%
International Small Company Portfolio(2).............................................      0.675%

------------------------


 (1) Reimbursement fees are charged to purchasers of shares and paid to these Portfolios, except in the case of certain purchases permitted to be made by exchange. (See "EXCHANGE OF SHARES.") They serve to offset costs incurred by a Portfolio when investing the proceeds from the sale of its shares. (See "VALUATION OF SHARES-Public Offering Price" for a more complete description of reimbursement fees.) The Japanese Small Company, Continental Small Company, Pacific Rim Small Company, Emerging Markets, Emerging Markets Small Cap Series of the Trust and the Dimensional Emerging Markets Value Fund charge a reimbursement fee to purchasers of shares equal to the reimbursement fee charged by its corresponding Feeder Portfolio as set forth above.



 (2) The reimbursement fee for the International Small Company Portfolio is a blended rate, which is based on the current target investment allocations among the International Master Funds. Consequently, the reimbursement fee for the International Small Company Portfolio will change from time to time if the Portfolio changes the target investment allocation in the International Master Funds. As of the date of this prospectus, the reimbursement fee for the Portfolio equals 0.675% of the net asset value of the shares of International Small Company Portfolio. An investor may call the Advisor at (310) 395-8005 for the reimbursement fee rate at the time of investment.

                         ANNUAL FUND OPERATING EXPENSES

               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

    Except as indicated below, the expenses in the following table are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 1998.


                                                                                                               TOTAL
                                                                                                              ANNUAL
                       ANNUAL FUND OPERATING EXPENSES                           MANAGEMENT       OTHER       OPERATING
                   (AS A PERCENTAGE OF AVERAGE NET ASSETS)                          FEE        EXPENSES      EXPENSES
-----------------------------------------------------------------------------  -------------  -----------  -------------
U.S. Large Company(3)(4).....................................................         0.24%         0.08%         0.32%
Enhanced U.S. Large Company(3)(5)............................................         0.20%         0.26%         0.46%
U.S. Large Cap Value(3)......................................................         0.25%         0.08%         0.33%
Tax-Managed U.S. Marketwide Value(3)(6)......................................         0.35%         0.13%         0.48%
Tax-Managed U.S. Marketwide Value X(3)(6)....................................         0.35%         0.13%         0.48%
U.S. 4-10 Value(3)(6)(7).....................................................         0.40%         0.13%         0.53%
Tax-Managed U.S. 5-10 Value(6)...............................................         0.50%         0.13%         0.63%
Tax-Managed U.S. 5-10 Value X(6).............................................         0.50%         0.13%         0.63%
U.S. 6-10 Value(3)...........................................................         0.50%         0.08%         0.58%
U.S. 6-10 Small Company(3)...................................................         0.35%         0.08%         0.43%
Tax-Managed U.S. 6-10 Small Company(6).......................................         0.50%         0.13%         0.63%
Tax-Managed U.S. 6-10 Small Company X(6).....................................         0.50%         0.13%         0.63%
U.S. 9-10 Small Company(3)...................................................         0.50%         0.09%         0.59%
DFA Real Estate Securities...................................................         0.30%         0.16%         0.46%
Large Cap International......................................................         0.25%         0.22%         0.47%
DFA International Value(3)...................................................         0.40%         0.16%         0.56%
Tax-Managed DFA International Value(6).......................................         0.50%         0.45%         0.95%
Tax-Managed DFA International Value X(6).....................................         0.50%         0.45%         0.95%
International Small Company(8)...............................................         0.50%         0.23%         0.73%
Japanese Small Company(3)(9).................................................         0.50%         0.24%         0.74%
Pacific Rim Small Company(3)(9)..............................................         0.50%         0.34%         0.84%
United Kingdom Small Company(3)(9)...........................................         0.50%         0.22%         0.72%
Continental Small Company(3)(9)..............................................         0.50%         0.20%         0.70%
DFA International Small Cap Value............................................         0.65%         0.21%         0.86%
Emerging Markets(3)..........................................................         0.50%         0.50%         1.00%
Emerging Markets Value(3)(10)................................................         0.50%         1.46%         1.96%
Emerging Markets Small Cap(3)(10)............................................         0.65%         1.71%         2.36%
DFA One-Year Fixed Income(3).................................................         0.15%         0.06%         0.21%
DFA Two-Year Global Fixed Income(3)..........................................         0.15%         0.21%         0.36%
DFA Five-Year Government.....................................................         0.20%         0.09%         0.29%
DFA Five-Year Global Fixed Income............................................         0.25%         0.16%         0.41%
DFA Intermediate Government Fixed Income(11).................................         0.10%         0.09%         0.19%


------------------------


 (3) Feeder Portfolio. The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio.


 (4) Effective December 1, 1995, pursuant to the terms of the current administration agreement with respect to the U.S. Large Company Portfolio, the Advisor agreed to waive its fees and/or assume the expenses of the Portfolio to the extent (1) necessary to pay the ordinary operating expenses of the Portfolio (except the administration fee); and (2) that the indirect expenses the Portfolio bears as a shareholder of the Master Fund, on an annual basis, exceed 0.025% of the Portfolio's average net assets. Beginning August 9, 1996, in addition to the waiver/assumption effective on December 1, 1995, the Advisor agreed to assume expenses or waive the fee payable by the U.S. Large Company Portfolio under the administration agreement by an additional .09% of average assets on an annual basis. Under this arrangement, the net expense ratio was 0.15%.

 (5) Effective August 1, 1997, the Advisor has agreed to waive its fee under the administration agreement to the extent necessary to reduce the direct and indirect cumulative annual expenses of the Enhanced U.S. Large Company Portfolio to not more than 0.45% of average net assets of the Portfolio on an annualized basis; the Portfolio's direct and indirect cumulative annual expenses may exceed 0.45% of average net assets on an annualized basis notwithstanding this fee waiver. This arrangement does not extend to the fees of the Enhanced U.S. Large Company Series of the Trust. Under this arrangement, the net expense ratio was 0.45%.

 (6) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 1999. These Portfolios and Master Funds had not commenced operations during the period indicated.


 (7) The Advisor has agreed to waive its administrative fee and assume the direct and indirect expenses of the U.S. 4-10 Value Portfolio to the extent necessary to keep such cumulative expenses of the Portfolio to not more than 0.50% of the average net assets of the Portfolio on an annualized basis. Effective September 13, 1999, the annual administration fee payable by the Portfolio was reduced from 0.40% to 0.30% of the net assets of the Portfolio.


 (8) With respect to International Small Company Portfolio, the amount set forth under "Management Fee" reflects its portion of the management fee of each corresponding International Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under "Other Expenses" and "Total Operating Expenses" also reflect the indirect payment of a portion of the expenses of the International Master Funds. The Advisor has agreed to waive its administration fee and assume the direct expenses of the International Small Company Portfolio to the extent necessary to keep the administration fee and direct annual expenses of the Portfolio to not more than 0.45% of average net assets of the Portfolio on an annualized basis; this arrangement does not extend to the fees and expenses of the International Master Funds. The Advisor waived fees in the amount of $13,925 for the fiscal year ended November 30, 1998.


 (9) Effective August 9, 1996, the Advisor agreed to waive its administrative fee and assume the direct expenses of the Japanese Small Company, United Kingdom Small Company, Continental Small Company and Pacific Rim Small Company Portfolios to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of average net assets of the Portfolio on an annualized basis; this arrangement does not extend to the fees and expenses of the Master Funds. For the fiscal year ended November 30, 1998, the Advisor was not required to waive or assume expenses of any portion of its fee pursuant to such agreement.



(10) With respect to Emerging Markets Value and Emerging Markets Small Cap Portfolios, expenses are annualized based on the period from commencement to November 30, 1998.



(11) Effective June 1, 1999, the annual investment advisory fee payable by the Portfolio was reduced from 0.15% to 0.10% of the net assets of the Portfolio.



    For purposes of the waivers and expense assumptions listed above (other than that described in footnote (7)), the annual expenses are those expenses incurred in any period consisting of twelve consecutive months. For purposes of the waivers and expense assumptions described in footnote (7) above, the expenses referenced are the expenses incurred in any period consisting of thirty six consecutive months. The Advisor retains the right to recoup any fees and expenses that were previously waived during the preceeding thirty six months. The Advisor retains the right, subject to notification to the Board of Directors of the relevant Fund, to modify or eliminate the waiver of a portion of its fees or assumption of expenses in the future.

                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and current reimbursement fees apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                 1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                               -----------  -----------  -----------  -----------
U.S. Large Company(1)........................................................          33          103          180          406
Enhanced US Large Company(2).................................................          47          148          258          579
U.S. Large Cap Value.........................................................          34          106          185          418
Tax-Managed U.S. Marketwide Value............................................          49          154          N/A          N/A
Tax-Managed U.S. Marketwide Value X..........................................          49          154          N/A          N/A
U.S. 4-10 Value..............................................................          54          170          N/A          N/A
Tax-Managed U.S. 5-10 Value..................................................          64          202          N/A          N/A
Tax-Managed U.S. 5-10 Value X................................................          64          202          N/A          N/A
U.S. 6-10 Value..............................................................          59          186          324          726
U.S. 6-10 Small Company......................................................          44          138          241          542
Tax-Managed U.S. 6-10 Small Company..........................................          64          202          N/A          N/A
Tax-Managed U.S. 6-10 Small Company X........................................          64          202          N/A          N/A
U.S. 9-10 Small Company......................................................          60          189          329          738
DFA Real Estate Securities...................................................          47          148          258          579
Large Cap International......................................................          48          151          263          591
DFA International Value......................................................          57          179          313          701
Tax-Managed DFA International Value..........................................          97          303          N/A          N/A
Tax-Managed DFA International Value X........................................          97          303          N/A          N/A
International Small Company..................................................         142          299          471          968
Japanese Small Company.......................................................         125          285          459          964
Pacific Rim Small Company....................................................         185          365          561        1,127
United Kingdom Small Company.................................................          74          230          401          894
Continental Small Company....................................................         171          322          486          962
DFA International Small Cap Value............................................         155          340          541        1,121
Emerging Markets.............................................................         151          367          600        1,268
Emerging Markets Value.......................................................         248          662          N/A          N/A
Emerging Markets Small Cap...................................................         337          829          N/A          N/A
DFA One-Year Fixed Income....................................................          22           68          118          268
DFA Two-Year Global Fixed Income.............................................          37          116          202          456
DFA Five-Year Government.....................................................          30           93          163          368
DFA Five-Year Global Fixed Income............................................          42          132          230          518
DFA Intermediate Government Fixed Income.....................................          19           61          107          243


------------------------

 (1) The Example is based on gross expenses before reduction for waivers or assumption of expenses. See footnote 4 following the table of Annual Fund Operating Expenses.

 (2) The Example is based on gross expenses before reduction for waivers or assumption of expenses. See footnote 5 following the table of Annual Fund Operating Expenses.

    With respect to the Feeder Portfolios and International Small Company Portfolio, the table summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest.

    The Tax-Managed U.S. Marketwide Value, Tax-Managed U.S. Marketwide Value X, Tax-Managed U.S. 5-10 Value, Tax-Managed U.S. 5-10 Value X, Tax-Managed U.S. 6-10 Small Company, Tax-Managed U.S. 6-10 Small Company X, Tax-Managed DFA International Value, Tax-Managed DFA International Value X and U.S. 4-10 Value Portfolios (and their corresponding Master Funds, where applicable) are new and, therefore, the above example is based on estimated expenses for their respective current fiscal years and does not extend over five- and ten-year periods.

                           SECURITIES LENDING REVENUE

    For the fiscal year ended November 30, 1998, the following Portfolios and Master Funds received the following net revenue from a securities lending program (See "SECURITIES LOANS") which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:

                                                                                                        PERCENTAGE
PORTFOLIO/MASTER FUND                                                                     NET REVENUE    OF ASSETS
----------------------------------------------------------------------------------------  ------------  -----------
U.S. Large Company Series...............................................................  $     85,000       0.01%
U.S. Large Cap Value Series.............................................................  $    210,000       0.01%
U.S. 6-10 Value Series..................................................................  $  1,196,000       0.05%
U.S. 6-10 Small Company Series..........................................................  $    571,000       0.11%
U.S. 9-10 Small Company Series..........................................................  $  1,331,000       0.09%
DFA Real Estate Securities Portfolio....................................................  $     34,000       0.01%
Large Cap International Portfolio.......................................................  $     94,000       0.09%
Japanese Small Company Series...........................................................  $    418,000       0.23%
Pacific Rim Small Company Series........................................................  $    128,000       0.10%
Continental Small Company Series........................................................  $    109,000       0.03%
DFA International Value Series..........................................................  $  1,385,000       0.08%
DFA International Small Cap Value Portfolio.............................................  $    328,000       0.07%

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. Dimensional Fund Advisors Ltd. serves as sub-advisor of United Kingdom and Continental Small Company Series of the Trust. DFA Australia Limited serves as sub-advisor of Japanese and Pacific Rim Small Company Series of the Trust. Dimensional Fund Advisors Ltd. and DFA Australia Limited also provide consulting services to the Advisor with respect to DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA International Value Series, Tax-Managed DFA International Value Portfolio, Tax-Managed DFA International Value Portfolio X, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund. The Advisor provides each Feeder Portfolio and International Small Company Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

                                DIVIDEND POLICY

PORTFOLIO/MASTER FUND                                                   YEARLY    SEMI-ANNUALLY    QUARTERLY    MONTHLY
----------------------------------------------------------------------  -------   --------------   ----------   --------
U.S. Large Company                                                                                      X
Enhanced U.S. Large Company                                                                             X
U.S. Large Cap Value                                                                                    X
Tax-Managed U.S. Marketwide Value                                                                       X
Tax-Managed U.S. Marketwide Value X                                                                     X
U.S. 4-10 Value                                                            X

PORTFOLIO/MASTER FUND                                                   YEARLY    SEMI-ANNUALLY    QUARTERLY    MONTHLY
----------------------------------------------------------------------  -------   --------------   ----------   --------
Tax-Managed U.S. 5-10 Value                                                X
Tax-Managed U.S. 5-10 Value X                                              X
U.S. 6-10 Value                                                            X
U.S. 6-10 Small Company                                                    X
Tax-Managed U.S. 6-10 Small Company                                        X
Tax-Managed U.S. 6-10 Small Company X                                      X
U.S. 9-10 Small Company                                                    X
DFA Real Estate Securities                                                 X
Large Cap International                                                    X
DFA International Value                                                                                 X
Tax-Managed DFA International Value                                        X
Tax-Managed DFA International Value X                                      X
International Small Company                                                X
Japanese Small Company                                                     X
Pacific Rim Small Company                                                  X
United Kingdom Small Company                                               X
Continental Small Company                                                  X
DFA International Small Cap Value                                          X
Emerging Markets                                                           X
Emerging Markets Value                                                     X
Emerging Markets Small Cap                                                 X
DFA One-Year Fixed Income                                                                                           X
DFA Two-Year Global Fixed Income                                                                        X
DFA Five-Year Government                                                                 X
DFA Five-Year Global Fixed Income                                                                       X
DFA Intermediate Government Fixed Income                                                                X

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    Shares of the International Equity Portfolios (except United Kingdom Small Company, Large Cap International, DFA International Value, Tax-Managed DFA International Value and Tax-Managed DFA International Value X Portfolios) may be purchased at a public offering price, which is equal to the net asset value of their shares, plus a reimbursement fee. The reimbursement fee is paid to the Portfolio whose shares are purchased and used to defray the costs associated with investment of the proceeds from the sale of its shares. The shares of the remaining Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares.

    The reimbursement fee for the International Small Company Portfolio is based on its current target investment allocations among the International Master Funds in which it invests. The reimbursement fee for the International Small Company Portfolio will change from time to time if the Portfolio changes the target investment allocations in the International Master Funds. No reimbursement fee is assessed in connection with any purchase of shares by exchange between International Small Company Portfolio and any of the Feeder Portfolios which invest in the International Master Funds.


    The value of the shares issued by each Feeder Portfolio and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Fund(s) in which such Portfolios invest. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. Unlike shares of money market funds, the shares of DFA One-Year Fixed Income Portfolio (like the other Fixed Income Portfolios) will tend to reflect fluctuations in interest rates because the corresponding Master Fund in which the Portfolio invests does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

                          U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    U.S. Large Company Portfolio seeks, as its investment objective, to approximate the investment performance of the S&P 500-Registered Trademark-Index, in terms of its total investment return. The Portfolio invests all of its assets in U.S. Large Company Series of the Trust (the "U.S. Large Company Series"), which has the same investment objective and policies as the Portfolio. U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500-Registered Trademark- Index in approximately the same proportions as they are represented in the Index. The amount of each stock purchased for the U.S. Large Company Series, therefore, will be based on the issuer's respective market capitalization. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the New York Stock Exchange ("NYSE"). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. Under normal market conditions, at least 95% of the U.S. Large Company Series' assets will be invested in the stocks that comprise the S&P 500-Registered Trademark- Index.

    U.S. Large Company Series may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or maintain cash liquidity. To the extent that this Series invests in stock index futures contracts and options thereon for other than bona fide hedging purposes, the Series will not purchase such futures contracts or options if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such contracts or options.

    Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P
500-Registered Trademark- Index, including mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series' shares. For information concerning Standard & Poor's Rating Group, a Division of The McGraw Hill Companies ("S&P"), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see "STANDARD & POOR'S--INFORMATION AND DISCLAIMERS."

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500-Registered Trademark- Index. The Portfolio invests all of its assets in Enhanced U.S. Large Company Series of the Trust (the "Enhanced U.S. Large Company Series"). The Enhanced U.S. Large Company Series will have the same investment objective and policies as the Portfolio. Enhanced U.S. Large Company Series may invest in all of the stocks represented in the S&P
500-Registered Trademark- Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. Investments by the Series in shares of investment companies are limited by the federal securities laws and regulations governing mutual funds. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks.

    The Enhanced U.S. Large Company Series may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500-Registered Trademark- Index (such instruments whether or not based on the S&P 500-Registered Trademark- Index hereinafter collectively referred to as "Index Derivatives"). The Enhanced U.S. Large Company Series may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Enhanced U.S. Large Company Series not invested in S&P 500-Registered Trademark- stocks or Index Derivatives may be invested in the same types of short-term fixed income obligations as may be acquired by DFA Two-Year Global Fixed Income Series and, to the extent allowed by the 1940 Act, shares of money market mutual funds (collectively, "Fixed Income Investments") (See "INVESTMENT OBJECTIVES AND POLICIES--FIXED INCOME PORTFOLIOS--Description of Investments"). The Series' investments in the securities of other investment companies may involve duplication of certain fees and expenses.

    The percentage of assets of the Enhanced U.S. Large Company Series that will be invested at any one time in S&P 500-Registered Trademark- Index stocks, Index Derivatives and Fixed Income Investments may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Series will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations, enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging of the Series.

    The Enhanced U.S. Large Company Series will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Series or the Trust as a commodities pool operator. In addition, the Enhanced U.S. Large Company Series may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the "Code"), or by unanticipated illiquidity in the marketplace for such instruments.

    It is the position of the Securities and Exchange Commission (the "SEC") that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Series will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

                 STANDARD & POOR'S--INFORMATION AND DISCLAIMERS

    Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the "Large Company Portfolios"), nor the U.S. Large Company Series or the Enhanced U.S. Large Company Series (the "Large Company Master Funds") are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the Large Company Master Funds or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the Large Company Master Funds particularly or the ability of the S&P 500-Registered Trademark- Index to track general stock market performance. S&P's only relationship to the Large Company Portfolios or the Large Company Master Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500-Registered Trademark- Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the Large Company Master Funds. S&P has no obligation to take the needs of the Large Company Portfolios, the Large Company Master Funds or their respective owners into consideration in determining, composing or calculating the S&P 500-Registered Trademark- Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large Company Portfolios or the Large Company Master Funds or the issuance or sale of the Large Company Portfolios or the Large Company Master Funds or in the determination or calculation of the equation by which the Large Company Portfolios or the Large Company Master Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the Large Company Master Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR

FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P
500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             U.S. VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each of these Portfolios is to achieve long-term capital appreciation. U.S. Large Cap Value Portfolio, U.S. 4-10 Value Portfolio and U.S. 6-10 Value Portfolio will pursue their investment objectives by investing all of their assets in U.S. Large Cap Value Series (the "Large Cap Value Series"), U.S. 4-10 Value Series (the "4-10 Value Series") and U.S. 6-10 Value Series (the "6-10 Value Series") of the Trust, respectively. These series are collectively called the "Value Master Funds." Each Value Master Fund has the same investment objective and policies as the corresponding Value Portfolio. Ordinarily, each of the Value Master Funds will invest at least 80% of its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and will be considered eligible for investment. The Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the NYSE. The 6-10 Value Series will purchase common stocks of companies whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the NYSE. The 4-10 Value Series will purchase common stocks of companies whose market capitalizations are equal to the market capitalizations of companies in the 4th through 10th deciles of those companies listed on the NYSE. With respect to the 9th and 10th deciles, the 4-10 Value Series may limit purchases of such common stocks to those times when it is advantageous to do so.

PORTFOLIO CONSTRUCTION

    The Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded or the over-the-counter market ("OTC"). Each of the Value Master Funds is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Master Fund is keyed to that security's market capitalization compared to all securities eligible for purchase.

    On not less than a semi-annual basis, for each Value Master Fund, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment.

PORTFOLIO TRANSACTIONS

    The Value Master Funds do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments generally will be made in most of the eligible securities on a market capitalization weighted basis.

    Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by that Series. The 4-10 and 6-10 Value Series each may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by those Series.

    In addition, Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by that Series. The 4-10 and 6-10 Value Series may also sell portfolio securities in the same circumstances, however, each of those Series anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio.

                       U.S. TAX-MANAGED VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each of these Portfolios is to achieve long-term capital appreciation. The Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X will pursue their investment objectives by investing all of their assets in the Tax-Managed U.S. Marketwide Value Series and Series X (collectively, the "Tax-Managed Marketwide Value Series") of the Trust, respectively. Each Tax-Managed Marketwide Value Series has the same investment objective and policies as the corresponding Tax-Managed U.S. Marketwide Value Portfolio.

    The Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X and the Tax-Managed Marketwide Value Series invest directly in portfolio securities. Ordinarily, each of these Series and Portfolios will invest at least 80% of its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor believes to be "value" stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies, with the highest positive book to market ratios, whose shares are listed on the NYSE and, except as described under "Portfolio Structure," will be considered eligible for investment. In measuring value, however, the Advisor may consider additional factors such as a company's cash flow, economic conditions and developments in the company's industry. The Tax-Managed Marketwide Value Series will purchase common stocks of companies whose market capitalizations equal the market capitalizations of companies in the 1st through 8th deciles of those companies listed on the NYSE. The Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X will purchase common stocks of companies whose market capitalizations are equal to the market capitalizations of companies in the 5th through 10th deciles of those companies listed on the NYSE. With respect to market capitalizations in the 9th through 10th deciles, these Portfolios may limit purchases of such common stocks to those times when it is advantageous to do so.

PORTFOLIO CONSTRUCTION

    Each Series and Portfolio will purchase securities that are listed on the principal U.S. national securities exchanges and traded OTC. Each such Series and Portfolio intends to invest in a large portion of the universe of companies whose shares are eligible for investment; shares of a certain number of eligible companies will be held by both such Series and Portfolios. It is intended, for example, that the securities portfolio of the Tax-Managed U.S. 5-10 Value Portfolio will not be identical to that of the Tax-Managed U.S. 5-10 Value Portfolio X, even though the investment criteria of each Portfolio are the same. The Tax-Managed Marketwide Value Series intend to operate in an identical manner as described in the preceding two sentences with respect to their own investment portfolios.

PORTFOLIO TRANSACTIONS

    The Tax-Managed Marketwide Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Series. The Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment.

    In addition, each Tax-Managed Marketwide Value Series may sell portfolio securities when its book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. The Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X may also sell portfolio securities in the same circumstances, however, it is anticipated that they will generally retain securities of issuers with relatively small market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio.

    Management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting. The Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X should not be expected to adhere to its market capitalization weightings to the same extent as the Tax-Managed Marketwide Value Series.

                         U.S. SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    Each U.S. Small Company Portfolio, and the U.S. 6-10 Small Company and U.S. 9-10 Small Company Series of the Trust (the "U.S. Small Company Master Funds") have an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of these Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock.

    Each U.S. Small Company Master Fund will invest at least 80% of its assets in equity securities of U.S. companies and will be structured to reflect reasonably the relative market capitalizations of its portfolio companies. The Advisor believes that over the long term the investment performance of small companies is superior to large companies. Investors which, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the U.S. Small Company Master Funds, may participate in the investment performance of these companies through ownership of a Portfolio's stock.

U.S. 6-10 SMALL COMPANY PORTFOLIO

    U.S. 6-10 Small Company Portfolio invests all of its assets in the U.S. 6-10 Small Company Series of the Trust (the "6-10 Series"), which has the same investment objective and policies as the Portfolio. The 6-10 Series will invest in a broad and diverse group of small U.S. companies having readily marketable securities. References in this prospectus to a "small U.S. company" means a company whose securities are traded in the U.S. securities markets and whose market capitalization is not larger than the largest of those in the small one-half (deciles 6 through 10) of companies listed on the NYSE. The 6-10 Series will purchase common stocks of companies whose shares are listed on the NYSE, the American Stock Exchange (the "AMEX") or traded OTC. The 6-10 Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. Generally, it is the intention of the 6-10 Series to acquire a portion of the common stock of eligible NYSE, AMEX and OTC company on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") In the future, the 6-10 Series may purchase common stocks of small U.S. companies which are listed on other U.S. securities exchanges. In addition, the 6-10 Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the 6-10 Series' net assets at the time of purchase.

U.S. 9-10 SMALL COMPANY PORTFOLIO

    U.S. 9-10 Small Company Portfolio pursues its investment objective by investing all of its assets in the U.S. 9-10 Small Company Series of the Trust (the "9-10 Series"). The 9-10 Series will invest in a broad and diverse segment of small U.S. companies having readily marketable stocks, and whose market capitalization is not larger than the largest of those in the quintile of companies listed on the NYSE having the smallest market capitalizations (smallest 20%). The 9-10 Series will purchase stocks of companies whose shares are listed on the NYSE or AMEX or traded OTC. The 9-10 Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. There is some overlap in the companies in which the 9-10 Series and the 6-10 Series invest. Generally, it is the intention of the 9-10 Series to acquire a portion of the stock of eligible NYSE, AMEX and OTC company on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") In the future, the 9-10 Series may include stocks of small U.S. companies which are listed on other U.S. securities exchanges. The 9-10 Series is authorized to invest in privately placed convertible debentures and the value thereof together with the value of all other illiquid investments may not exceed 10% of the value of the 9-10 Series' net assets at the time of purchase.

    For the discussion of portfolio construction and portfolio transactions for U.S. Small Company Portfolios, see "SMALL COMPANY MASTER FUNDS--Portfolio Construction" and "SMALL COMPANY MASTER FUNDS--Portfolio Transactions."

         TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO AND PORTFOLIO X

INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of each of these Portfolios is to achieve long-term capital appreciation. The Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of the Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock.



    The Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X will invest at least 80% of their assets in equity securities of U.S. companies and will be structured to reflect reasonably the relative market capitalizations of their portfolio companies. The Advisor believes that over the long term the investment performance of small companies is superior to large companies. Investors which, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the Portfolios, may participate in the investment performance of these companies through ownership of a Portfolio's stock.



    The Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X will invest in a broad and diverse group of small U.S. companies having readily marketable securities. The Portfolios will purchase common stocks of companies whose shares are listed on the NYSE, AMEX or traded OTC. The Portfolios may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of such Portfolios. Except as described under "Portfolio Construction," it is the intention of the Portfolio and Series to acquire a large portion of the common stock of each eligible NYSE, AMEX and OTC company on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") In the future, the Portfolios may purchase may purchase common stocks of small U.S. companies which are listed on other U.S. securities exchanges. In addition, the Portfolios are authorized to invest in privately placed convertible debentures. Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of each Portfolio's net assets at the time of purchase.

PORTFOLIO CONSTRUCTION


    The Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X each intend to invest in a large portion of the universe of companies whose shares are eligible for investment; shares of a certain number of eligible companies will be held by both. It is intended, for example, that the securities portfolio of the Tax-Managed U.S. 6-10 Small Company Portfolio will not be identical to that of the Tax-Managed U.S. 6-10 Small Company Portfolio X, even though the investment criteria of each are the same.



    Management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting. The Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X should not be expected to adhere to their market capitalization weightings to the same extent as the non-tax managed Portfolios and Master Funds.


                      DFA REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. In the future, the Advisor may determine to include companies in other sectors of the real estate industry in the Portfolio.

    The Portfolio will invest in shares of real estate investment trusts ("REITS"). REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITS, Mortgage REITS and Hybrid REITS. Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITS and Mortgage REITS. At the present time, the Portfolio intends to invest only in Hybrid REITS and Equity REITS.

    It is anticipated that, ordinarily, at least 80% of the net value of the Portfolio will be invested in securities of companies in the U.S. real estate industry. The Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and OTC. In addition, the Portfolio is authorized to lend its portfolio securities (see "SECURITIES LOANS"), and to purchase and sell financial futures contracts and options thereon. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

PORTFOLIO CONSTRUCTION

    The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to purchase a portion of the equity securities of all of these companies on a market capitalization weighted basis.

    The Portfolio will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization in relation to other eligible issuers in the real estate industry. However, even though a company's stock may meet the applicable criteria described above, it will not be purchased by the Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition which could result in the company no longer being considered principally engaged in the real estate business.

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. (See "REDEMPTION OF SHARES.") Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

    Investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio's schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this prospectus.

                      INTERNATIONAL PORTFOLIOS--COUNTRIES

    As you read the following descriptions of the International Portfolios, please refer to the tables below to determine in what countries each Portfolio invests. As of the date of this Prospectus, the International Master Funds and Portfolios are invested or authorized to invest in the countries listed in the tables below. The Advisor will determine in its discretion when and whether to invest in countries which have been authorized, depending on a number of factors such as asset growth in a portfolio and characteristics of each country's markets.

                               DEVELOPED MARKETS


                                    DFA
                                INTERNATIONAL
                                   VALUE
                                SERIES AND
                                TAX-MANAGED
                                    DFA
                                INTERNATIONAL                                                  DFA
                                   VALUE     JAPANESE    PACIFIC                CONTINENTAL INTERNATIONAL
                    LARGE CAP    PORTFOLIO     SMALL    RIM SMALL   U.K. SMALL    SMALL     SMALL CAP
                    INTERNATIONAL     AND     COMPANY    COMPANY     COMPANY     COMPANY      VALUE
    COUNTRIES       PORTFOLIO   PORTFOLIO X   SERIES      SERIES      SERIES     SERIES     PORTFOLIO
Australia.........   Invested    Invested       NA       Invested       NA         NA       Invested
Austria...........   Invested    Invested       NA          NA          NA      Invested    Invested
Belgium...........   Invested    Invested       NA          NA          NA      Invested    Invested
Denmark...........   Invested    Invested       NA          NA          NA      Invested    Invested
Finland...........   Invested    Invested       NA          NA          NA      Invested    Invested
France............   Invested    Invested       NA          NA          NA      Invested    Invested
Germany...........   Invested    Invested       NA          NA          NA      Invested    Invested
Hong Kong.........   Invested    Invested       NA       Invested       NA         NA       Invested
Ireland...........   Invested    Invested       NA          NA          NA      Invested    Invested
Italy.............   Invested    Invested       NA          NA          NA      Invested    Invested
Japan.............   Invested    Invested    Invested       NA          NA         NA       Invested
Malaysia*.........  Invested*    Invested+      NA      Invested*       NA         NA       Invested*
Netherlands.......   Invested    Invested       NA          NA          NA      Invested    Invested
New Zealand.......   Invested    Invested       NA       Invested       NA         NA       Invested
Norway............   Invested    Invested       NA          NA          NA      Invested    Invested
Portugal..........   Invested    Invested       NA          NA          NA         NA          NA
Singapore.........   Invested    Invested       NA       Invested       NA         NA       Invested
Spain.............   Invested    Invested       NA          NA          NA      Invested    Invested
Sweden............   Invested    Invested       NA          NA          NA      Invested    Invested
Switzerland.......   Invested    Invested       NA          NA          NA      Invested    Invested
United Kingdom....   Invested    Invested       NA          NA       Invested      NA       Invested

                                EMERGING MARKETS


                            EMERGING MARKET    EMERGING MARKETS VALUE  EMERGING MARKETS SMALL
        COUNTRIES                SERIES                 FUND                    CAP
Argentina................       Invested              Invested                Invested
Brazil...................       Invested              Invested                Invested
Chile....................       Invested              Invested                   NA
Greece...................       Invested              Invested                Invested
Indonesia................       Invested              Invested                Invested
Israel...................       Invested              Invested                Invested
Korea....................       Invested              Invested                Invested
Malaysia*................      Invested*             Invested*               Invested*
Mexico...................       Invested              Invested                Invested
Philippines..............       Invested              Invested                Invested
Portugal.................       Invested              Invested                   NA
Taiwan...................       Approved              Approved                Approved
Thailand.................       Invested              Invested                Invested
Turkey...................       Invested              Invested                Invested
Hungary..................       Approved              Approved                Approved
Poland...................       Approved              Approved                Approved


* As of September 10, 1998, the Master Funds and Portfolios that invest in Malaysian securities discontinued further investment in such securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors such as the Master Funds and Portfolios.


+ The Tax-Managed DFA International Value Portfolio and Portfolio X currently have no investments in Malaysia.


    On September 1, 1998, the Malaysian government announced a series of capital and foreign exchange controls on the Malaysian currency, the ringgit, and on transactions on the Kuala Lumpur Stock Exchange, that operated to severely constrain or prohibit foreign investors, including the corresponding Master Funds in which certain Portfolios invest their assets, from repatriating assets. Pursuant to these regulations, the Portfolios and Master Funds were not permitted to convert the proceeds of the sale of their Malaysian investments into U.S. dollars prior to September 1, 1999.


    As a consequence of these developments, the Portfolios and Master Funds have stopped investing additional funds in Malaysia effective September 10, 1998. On February 4, 1999, the Malaysian government announced the imposition of a levy on repatriation of portfolio capital. The levy replaced the 12-month holding period imposed under the September 1, 1998 exchange control rules. The amount of the levy depends on the duration that funds have been held in Malaysia. With respect to funds invested in Malaysia prior to February 15, 1999, which includes all the funds so invested by the Portfolios and Master Funds, profits from investment made during the 12-month holding period are exempt from imposition of a levy. A levy will be imposed, however, on the amount attributable to the cost of the investment that is repatriated. Currently, amounts attributable to the cost of the investment repatriated within one year of the date of their initial investment are subject to the levy at a decreasing rate. It is anticipated that a levy will no longer be imposed after September 1, 1999, at which time the Malaysian authorities will implement a capital gains tax.


    The Portfolios and the Master Funds are presently valuing the Malaysian investments that they have held since September, 1998 at the current market prices of the securities and discounting the U.S. dollar-ringgit currency exchange rate. The Portfolios and the Master Funds consider their Malaysian investments to be liquid, as a result of transactions where the Portfolios and the Master Funds have successfully sold certain Malaysian investments, and also because of changes in the Malaysian regulatory environment. It is impossible to predict future events in Malaysia and what, if any, further actions the Malaysian government may take that may impact the Malaysian investments of the Portfolios and the Master Funds. The Advisor is closely monitoring developments in Malaysia, and will continue to manage the Malaysian investments in the best interests of investors.


    As of August 31, 1999, Malaysian securities constituted approximately the following percentages of the net asset value of the designated Master Funds and
Portfolios: Pacific Rim Series, 15.4%; International Small Company Portfolio, 4.67%; Emerging Markets Value Portfolio, 12.21%; Emerging Markets Small Cap Series, 10.81%; and Emerging Markets Series, 9.09%. Malaysian securities constituted less than three percent of the net asset value of the other Portfolios and Master Series.


                       LARGE CAP INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. The Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East.

    Under normal market conditions, at least 65% of the Portfolio's assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in index futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts.

    The Portfolio will be approximately market capitalization weighted. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holdings within the same country. Generally, the companies whose stocks will be selected by the Advisor for the Portfolio will be in the largest 50% in terms of market capitalization for each country.

    It is management's belief that the stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of large company stocks for inclusion in the Portfolio involves greater risk than including a large number of them.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                       DFA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in the DFA International Value Series of the Trust (the "International Value Series"), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, except as described below, will be considered eligible for investment. The International Value Series intends to invest in the stocks of large companies in countries with developed markets.

    Under normal market conditions, at least 65% of the International Value Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, the Series will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country.

    It is management's belief that the value stocks of large companies, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the International Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the International Value Series.

    The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

         TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO AND PORTFOLIO X

INVESTMENT OBJECTIVE AND POLICIES


    The Tax-Managed DFA International Value Portfolio and Portfolio X (collectively, the Tax-Managed International Value Portfolios) have the same investment objective as, and investment policies that are similar to, the DFA International Value Series. (See "DFA INTERNATIONAL VALUE PORTFOLIO-- Investment Objective and Policies" above.) However, unlike the DFA International Value Series, the Tax-Managed International Value Portfolio and Portfolio X employ tax management strategies. In addition, the investment policies of the Tax-Managed International Value Portfolio and Portfolio X, including their portfolio construction, as discussed below, differ slightly from the DFA International Value Series.


PORTFOLIO CONSTRUCTION


    The Tax-Managed International Value Portfolio and Portfolio X each intend to invest in a large portion of the universe of companies whose shares are eligible for investment; shares of a certain number of eligible companies will be held by both.



    Further, in order to enable the Tax-Managed International Value Portfolio and Portfolio X to pursue certain tax management strategies described under "Tax Management Strategies," each of them intends to purchase a large portion of the value securities that are eligible for purchase. It is intended, for example, that the securities portfolio of the Tax-Managed DFA International Value Portfolio will not be identical to that of the Tax-Managed DFA International Value Portfolio X, even though the investment criteria of each are the same.



    Management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting. The Tax-Managed International Value Portfolio and Portfolio X should not be expected to adhere to their market capitalization weightings to the same extent as the non-tax managed Portfolios and Master Funds.


                     INTERNATIONAL SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The International Small Company Portfolio, and the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series of the Trust (the latter four being referred to hereinafter as the "International Small Company Master Funds") each have an investment objective to achieve long-term capital appreciation. The International Small Company Portfolios provide investors with access to securities portfolios consisting of small Japanese, United Kingdom, European and Pacific Rim companies. Company size will be determined for purposes of these Portfolios and Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the number of outstanding shares of the company that are similar to domestic common stocks by the price of the company's stock.

    Each International Small Company Master Fund intends to invest at least 80% of its assets in equity securities of its targeted country or region of the world. The International Small Company Master Funds will be structured to reflect reasonably the relative market capitalizations of their portfolio companies. The Advisor believes that over the long term the investment performance of small companies is superior to large companies and that investment in the Portfolios is an effective way to improve global diversification. Investors which, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the International Small Company Master Funds, may participate in the investment performance of these companies through ownership of a Portfolio's stock.

INTERNATIONAL SMALL COMPANY PORTFOLIO

    The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to four International Small Company Master Funds in such relative portions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, United Kingdom, European and Pacific Rim small companies.

    As of the date of this prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

INTERNATIONAL SMALL COMPANY MASTER FUNDS                                  INVESTMENT RANGE
------------------------------------------------------------------------  -----------------
Japanese Small Company..................................................          20-45%
Pacific Rim Small Company...............................................           0-25%
United Kingdom Small Company............................................           5-25%
Continental Small Company...............................................          20-45%

    The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semiannual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." In determining the target allocations, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings between companies on a portfolio by portfolio basis and may take into account the existence of substantial private or government ownership of the shares of a company. The Advisor may also consider such other factors as it deems appropriate with respect to determining the target allocations. The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As of September 10, 1998, the International Small Company Portfolio discontinued further investment in the Pacific Rim Master Fund as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors, such as the International Small Company Portfolio. Under normal conditions, the target allocations for investment by the Portfolio in the International Small Company Master Fund are: Japanese Small Company Series--25%; United Kingdom Small Company Series--20%; Continental Small Company Series--40%; and Pacific Rim Small Company Series--15%. As of the date of this prospectus, the target allocations noted above do not reflect current allocations. As of June 14, 1999, the International Small Company Portfolio resumed investment in the Pacific Rim Master Series as a consequence of events in Malaysia that the Advisor believes have demonstrated an improved investment climate and regulatory environment.

JAPANESE SMALL COMPANY PORTFOLIO

    Japanese Small Company Portfolio invests all of its assets in the Japanese Small Company Series of the Trust (the "Japanese Series"), which has the same investment objective and policies as the Portfolio. The Japanese Series will invest in a broad and diverse group of readily marketable stocks of Japanese small companies which are traded in the Japanese securities markets. Generally, reference in this prospectus to the term "Japanese small company" means a company located in Japan whose market capitalization is not larger than the largest of those in the smaller one-half (deciles 6 through 10) of companies whose securities are listed on the First Section of the Tokyo Stock Exchange ("TSE").

    While the Japanese Series will invest primarily in the stocks of small companies which are listed on the TSE, it may acquire the stocks of Japanese small companies which are traded in other Japanese securities markets as well. It is the intention of the Japanese Series to acquire a portion of the stock of each of these companies on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS-- Portfolio Construction.")

PACIFIC RIM SMALL COMPANY PORTFOLIO

    Pacific Rim Small Company Portfolio invests all of its assets in the Pacific Rim Small Company Series of the Trust (the "Pacific Rim Series"), which has the same investment objective and policies as the Portfolio. The Pacific Rim Series is authorized to invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As of September 10, 1998, the Pacific Rim Small Company Portfolio ceased offering its shares to new investors as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets by foreign investors, such as the Pacific Rim Series. As of June 14, 1999, the Pacific Rim Small Company Portfolio resumed offering its shares to new investors as a consequence of events in Malaysia that the Advisor believes have demonstrated an improved investment climate and regulatory environment.

    Company size will be determined by the Advisor in a manner that will compare the market capitalizations of the companies in all countries in which the Pacific Rim Series invests. The Advisor typically will use the appropriate country indices of the Financial Times Actuaries World Index ("FTW") converted to a common currency and aggregated, to define "small companies." Generally, companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 30% of companies (8th, 9th and 10th deciles) listed in the FTW as combined for the countries in which the Pacific Rim Series invests will be considered to be "small companies" and will be eligible for purchase by the Pacific Rim Series.

    While the Advisor typically will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis. (See "SMALL COMPANY MASTER FUNDS-- Portfolio Construction.")

UNITED KINGDOM SMALL COMPANY PORTFOLIO

    United Kingdom Small Company Portfolio invests all of its assets in the United Kingdom Small Company Series of the Trust (the "United Kingdom Series"), which has the same investment objective and policies as the Portfolio. The United Kingdom Series will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies which are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland ("ISE"). Generally, reference in this prospectus to a "United Kingdom small company" means a company organized in the United Kingdom, with shares listed on the ISE whose market capitalization is not larger than the largest of those in the smaller one-half (deciles 6 through 10) of companies included in the Financial Times Actuaries All Share Index ("FTA").

    The FTA is an index of stocks traded on the ISE, which is similar to the S&P 500-Registered Trademark- Index, and is used by investment professionals in the United Kingdom for the same purposes as investment professionals in the United States use the S&P 500-Registered Trademark- Index. While the FTA typically will be used by the United Kingdom Series to determine the maximum market capitalization of any company whose stock the Series will purchase, acquisitions by the United Kingdom Series will not be limited to stocks which are included in the FTA. The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000.

    It is the intention of United Kingdom Series to acquire a portion of the stock of each eligible company on a market capitalization basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

CONTINENTAL SMALL COMPANY PORTFOLIO


    Continental Small Company Portfolio invests all of its assets in the Continental Small Company Series of the Trust (the "Continental Series"), which has the same investment objective and policies as the Portfolio. The Continental Series is authorized to invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries (See the list of countries under "INTERNATIONAL PORTFOLIOS--Countries" above). Company size will be determined by the Advisor in a manner that will compare the market capitalizations of companies in all countries in which the Continental Series invests. The Advisor typically will use the appropriate country indices of the FTW converted to a common currency, the U.S. dollar, and aggregated to define "small companies." The FTW consists of a series of country indices which contain generally the largest companies in the major industry sectors in proportion to their market capitalization whose shares are available for purchase by nonresident investors. Its constituents represent about 70% of the total market capitalization of the respective markets. Generally, companies with publicly traded stock whose market capitalizations are not greater than the largest of those in the smallest 20% (9th and 10th deciles) of companies listed in the FTW as combined for the countries in which the Continental Series invests will be considered to be "small companies" and will be eligible for purchase by the Continental Series.

    While the Advisor typically will use the aggregated FTW indices to determine the maximum size of eligible portfolio companies, portfolio acquisitions will not be limited to stocks listed on the FTW for any country. The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

                           SMALL COMPANY MASTER FUNDS

PORTFOLIO CONSTRUCTION


    Each U.S. Small Company Master Fund and International Small Company Master Fund and the Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X (collectively the "Small Company Portfolio and Master Funds") is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Small Company Portfolio or Master Fund is keyed to that security's market capitalization compared to all securities eligible for purchase. The following discussion applies to the investment policies of the Small Company Master Funds.


    The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except that with respect to Continental and Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Series invest. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that Continental and Pacific Rim Series each will measure company size in terms of a common currency. Even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or
(iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets.)

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities. (See "SMALL COMPANY MASTER FUNDS--Portfolio Transactions.")

    It is management's belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them.

    Generally, current income is not sought as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

    On a periodic basis, the Advisor will review the holdings of each Small Company Portfolio and Master Fund and determine which, at the time of such review, are no longer considered small U.S., Japanese,

United Kingdom, European or Pacific Rim companies. The present policy of the Advisor (except with respect to the 6-10 Series) is to consider portfolio securities for sale when they have appreciated sufficiently to rank, on a market capitalization basis, more than one full decile higher than the company with the largest market capitalization that is eligible for purchase by the particular Small Company Portfolio or Master Fund as determined periodically by the Advisor. The Advisor may, from time to time, revise that policy if, in the opinion of the Advisor, such revision is necessary to maintain appropriate market capitalization weighting.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing in the stocks of small non-U.S. companies that have a high book to market ratio. The Investment Committee of the Advisor will initially set the standards for determining whether the shares of a company in any given country will be considered to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book to market ratio. Generally, such shares will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. The Investment Committee will periodically review its standards for determining high book to market value and will adjust the standards accordingly. The Portfolio intends to invest in the stocks of small companies in countries with developed markets. Under normal market conditions, at least 65% of the Portfolio's assets will be invested in value stocks of small companies, organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. As of the date of this prospectus, the Portfolio intends to invest in small companies which, for purposes of this Portfolio, are defined as companies having no more than $800 million of market capitalization. The Advisor may reset such ceiling from time to time to reflect changing market conditions. The Advisor believes that such maximum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. Currently no more than 40% of the Portfolio's assets is invested in such companies in any one country, and if this changes, a supplement to this prospectus will disclose such change. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    The Portfolio will be approximately market capitalization weighted. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country.

    It is management's belief that the stocks of small companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Portfolio involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Portfolio.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                          EMERGING MARKETS PORTFOLIO,
                      EMERGING MARKETS VALUE PORTFOLIO AND
                      EMERGING MARKETS SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of both the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio invests all of its assets in the Emerging Markets Series of the Trust (the "Emerging Markets Series"), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio invests all of its assets in the Emerging Markets Small Cap Series of the Trust (the "Emerging Markets Small Cap Series"), which has the same investment objective and policies as the Portfolio. The investment objective of the Dimensional Emerging Markets Value Fund Inc. ("Dimensional Emerging Markets Value Fund") is to seek long-term capital growth through investment primarily in emerging market equity securities. The Emerging Markets Value Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund are referred to collectively as the "Emerging Markets Master Funds." Each Emerging Markets Master Fund seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor ("Approved Markets"). (See the list of countries under "INTERNATIONAL PORTFOLIOS--COUNTRIES" above.) Each Emerging Markets Master Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets. These exchanges or OTC markets may be either within or outside the issuer's domicile country, and the securities may be listed or traded in the form of International Depository Receipts ("IDRs") or American Depository Receipts ("ADRs").

EMERGING MARKETS MASTER FUNDS CHARACTERISTICS AND POLICIES

    The Emerging Markets Series of the Trust will seek a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market's total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 75%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

    The Emerging Markets Small Cap Series of the Trust will seek a broad market coverage of smaller companies within each Approved Market. This Series will attempt to own shares of companies whose market capitalization is less than $1.5 billion. On a periodic basis, the Advisor will review the holdings of the Emerging Markets Small Cap Series and determine which, at the time of such review, are no longer considered small emerging market companies. The present policy is to consider portfolio securities for sale when they have appreciated sufficiently to rank, on a market capitalization basis, 100% larger than the largest market capitalization that is eligible for purchase as set by the Advisor for that Approved Market.

    The Dimensional Emerging Markets Value Fund seeks to achieve its objective by investing in emerging market equity securities which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry.

    The Dimensional Emerging Markets Value Fund's policy is to seek to achieve its investment objective by investing in emerging market equity securities across all market capitalizations, and specifically those which are deemed by the Advisor to be value stocks at the time of purchase, as described above.

    Each Emerging Markets Master Fund may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and each Emerging Markets Master Fund's policy not to invest more than 25% of its assets in any one industry.

    Under normal market conditions, the Emerging Markets Series will invest at least 65% of its assets in Approved Market securities; the Emerging Markets Small Cap Series will invest at least 65% of its assets in small company (as defined above) Approved Market securities; and the Dimensional Emerging Markets Value Fund will invest at least 65% of its assets in Approved Market equity securities that are deemed by the Advisor to be value stocks at the time of purchase. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market, (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets, (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company's securities will reflect principally conditions in Approved Markets.

    With respect to the Emerging Markets Series and Emerging Markets Small Cap Series, the Advisor defines the term "emerging market" to mean a country which is considered to be an emerging market by the International Finance Corporation. In determining what countries have emerging markets with respect to the Dimensional Emerging Markets Value Fund, the data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other things, will be considered. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund.

    Each Emerging Markets Master Fund may invest up to 35% of its assets in securities of issuers that are not Approved Markets securities, but whose issuers the Advisor believes derive a substantial proportion, but less than 50%, of their total revenues from either goods and services produced in, or sales made in, Approved Markets.

    The Emerging Markets Master Funds also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

PORTFOLIO CONSTRUCTION

    The Emerging Markets Series' and Emerging Markets Small Cap Series' policy of seeking broad market diversification means that the Advisor will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

    Even though a company's stock may meet the applicable market capitalization criterion for a Series or the Dimensional Emerging Markets Value Fund's criterion for investment, it may not be included in an Emerging Markets Master Fund for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive foreign investment company" (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500-Registered Trademark- Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

    Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Dimensional Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will prepare lists of eligible value stocks which are eligible for investment. Such list will be revised no less than semi-annually.

    It is management's belief that equity investments offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in a Series involves greater risk than including a large number of them.

    The Emerging Markets Master Funds do not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds will receive dividend income.

                            FIXED INCOME PORTFOLIOS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

    The investment objective of DFA One-Year Fixed Income Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio invests all of its assets in the DFA One-Year Fixed Income Series of the Trust (the "One-Year Fixed Income Series"), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. It is the Series' policy that the weighted average length of maturity of investments will not exceed one year. The Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investments in the Banking Industry").

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The investment objective of DFA Two-Year Global Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio invests all of its assets in the DFA Two-Year Global Fixed Income Series of the Trust (the "Two-Year Global Fixed Income Series"). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in "Description of Investments," securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development ("OECD"). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Series will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

    The Series will acquire obligations which mature within two years from the date of settlement. Because many of the Series' investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investment in the Banking Industry").

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

    The investment objective of DFA Five-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies. Ordinarily, the Portfolio will invest at least 65% of its assets in U.S. government obligations and U.S. government agency obligations that mature within five years from the date of settlement. The Portfolio will also acquire repurchase agreements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The investment objective of DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in "Description of Investments" and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio will invest at least 65% of the value of its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. The Portfolio will invest at least 65% of its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

    The investment objective of DFA Intermediate Government Fixed Income Portfolio is to earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest at least 65% of its assets in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage backed securities are considered callable, such securities will not be included in the Portfolio.

    Generally, the Portfolio will purchase securities with maturities of between five and fifteen years. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between seven to ten years. One of the benefits of the Portfolio is expected to be that in a period of steeply falling interest rates, the Portfolio should perform well because of its average weighted maturity and the high quality and non-callable nature of its investments. The Portfolio is expected to match or exceed the returns of the Lehman Brothers Treasury Index, without exceeding the volatility of that Index.

    The Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

DESCRIPTION OF INVESTMENTS

    The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios and the One-Year Fixed Income and Two-Year Global Fixed Income Series.

                                                                              PERMISSIBLE
                                                                              CATEGORIES:
                                                                         ---------------------
DFA One-Year Fixed Income Series.......................................             1-6,8
DFA Two-Year Global Fixed Income Series................................              1-10
DFA Five-Year Government Portfolio.....................................             1,2,6
DFA Five-Year Global Fixed Income Portfolio............................              1-10
DFA Intermediate Government Fixed Income Portfolio.....................         1,2,6,7,8

    1. U.S. GOVERNMENT OBLIGATIONS--Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

    2. U.S. GOVERNMENT AGENCY OBLIGATIONS--Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

    3. CORPORATE DEBT OBLIGATIONS--Nonconvertible corporate debt securities (e.g., bonds and debentures, which are issued by companies whose commercial paper is rated Prime1 by Moody's Investors Services, Inc. ("Moody's") or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

    4. BANK OBLIGATIONS--Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

    5. COMMERCIAL PAPER--Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

    6. REPURCHASE AGREEMENTS--Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

    7. FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

    8. SUPRANATIONAL ORGANIZATION OBLIGATIONS--Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

    9. FOREIGN ISSUER OBLIGATIONS--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

    10. EURODOLLAR OBLIGATIONS--Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

    The categories of investments that may be acquired by each of the Fixed Income Portfolios (other than DFA Intermediate Government Fixed Income Portfolio) and the One-Year Fixed Income and Two-Year Global Fixed Income Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Feeder Portfolios that invest in the above Master Funds, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Master Funds will not be considered investments in the banking industry so that a Feeder Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of these Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, (i) the One-Year Fixed Income Series is not concentrating its investment in this industry and
(ii) the Two-Year Global Fixed Income Series is concentrating its investment in this industry.

    The types of bank and bank holding company obligations in which the One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Series' established credit rating criteria as stated under "Description of Investments." In addition, both Series are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated returns, net of trading costs.

    The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Two-Year Global Fixed Income Series, could be 0% to 200%. While the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio, the One-Year Fixed Income Series or the Two-Year Fixed Income Series will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

    The DFA Five-Year Global Fixed Income Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

                           TAX MANAGEMENT STRATEGIES


    The Tax-Managed U.S. 5-10 Value Portfolios, the Tax-Managed U.S. Marketwide Value Portfolios, the Tax-Managed Marketwide Value Series, the Tax-Managed U.S. 6-10 Small Company Portfolios, and the Tax-Managed International Value Portfolios (individually, a "Tax-Managed Portfolio or Series" and collectively, the "Tax-Managed Portfolios and Series") seek to minimize the impact of federal taxes on investment returns by managing their portfolios in a manner that will defer the realization of net capital gains where possible and may minimize dividend income.


    When selling securities, a Tax-Managed Portfolio or Series, typically, will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Tax-Managed Portfolio or Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Tax-Managed Portfolio or Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

    In addition to selling practices used among all Series and Portfolios managed by the Advisor, securities may be sold by a Tax-Managed Series or Portfolio to a Series or Portfolio having an identical investment objective and policies. Specifically, for example, Tax-Managed U.S. 5-10 Value Portfolio may sell portfolio securities to Tax-Managed U.S. 5-10 Value Portfolio X (and vice versa). Such sales would be made to realize losses on securities which would be used to offset gains on other securities realized by the selling Portfolio. Such transactions are intended to benefit both Portfolios or Series that are parties to the transaction. The selling Portfolio will recognize a loss which it can use to offset realized gains, while the purchasing Portfolio will acquire an eligible portfolio security, at a current market price, but without payment of brokerage commissions.


    While the Advisor believes this strategy can be both tax and cost efficient, applicable federal tax law provides for suspension of recognition of losses and potential disallowance of such losses incurred on the sale of securities by a Tax-Managed Portfolio or Series to another Tax-Managed Portfolio or Series if, as of the date of any sale of a loss security, five or fewer persons own or are considered for tax purposes to own more than 50% of the outstanding shares of both the selling and purchasing Portfolio. The Advisor intends to control the number of investors in each Tax-Managed Portfolio in several ways. First, as with all portfolios that the Advisor manages, it retains the right in its discretion to reject any initial or additional investment for any reason and to suspend the offering of shares of any portfolio. Second, the Advisor intends to offer the shares of each Portfolio to relatively few institutional investors and anticipates that shares will be offered primarily to individual investors, thereby creating a substantial number of shareholders in each Portfolio. Finally, the Advisor intends to monitor closely all purchases of shares of the Tax-Managed Portfolios in order to increase the probability that the five or fewer shareholder threshold is not violated.


    The timing of purchases and sales of securities may be managed to minimize the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Portfolios and Series may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of timing activities, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.

    The Tax-Managed Portfolios and Series are expected to deviate from their market capitalization weightings to a greater extent than the other Portfolios and Master Funds. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while the non-Tax-Managed Portfolios and Series are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Portfolios and Series may dispose of securities whenever the Advisor determines that disposition is consistent with their tax management strategies or is otherwise in the best interest of a Tax-Managed Portfolio or Series.

    Although the Advisor intends to manage each Tax-Managed Portfolio or Series in a manner to minimize the realization of capital gains and taxable dividend income each year, the Portfolios may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Tax-Managed Portfolio or Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.

                               PORTFOLIO TURNOVER

    The Enhanced U.S. Large Company and DFA Two-Year Global Fixed Income Portfolios engage in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

    There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                     PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS

    With respect to all Domestic and International Equity Portfolios and the Master Funds in which such Portfolios might invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.

                                SECURITIES LOANS

    All of the Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's or Master Fund's total assets. In connection with such loans, a Portfolio or Series will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Funds or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structures of each Small Company Portfolio and Master Fund, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, each Value Master Fund, the International

Value Series, the DFA International Small Cap Value Portfolio and the Tax-Managed Portfolios and Series involve market capitalization weighting. That is, their investment portfolios are market capitalization weighted. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. The Advisor does not anticipate that a significant number of securities that meet the market capitalization criteria will be selectively excluded from the Large Cap International Portfolio. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    The Tax-Managed Portfolios and Series should not be expected to adhere to their market capitalization weightings to the same extent as the other Portfolios and Master Funds. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. (The 4-10 Value Series may limit purchases of common stocks in the 9th and 10th deciles to those times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS

    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all non-feeder Portfolios and all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios (except the Feeder Portfolios and International Small Company Portfolio) and the Master Funds and International Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 1998, see "ANNUAL FUND OPERATING EXPENSES."

    The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as described above with respect to waivers or reductions and with respect to the U.S. Large Company Portfolio. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $31 billion. The Advisor owns 100% of the outstanding shares of Dimensional Fund Advisors Ltd. ("DFAL") (see "Investment Services--United Kingdom and Continental Small Company Series") and beneficially owns 100% of DFA Australia Limited ("DFA Australia") (see "Investment Services--Japanese and Pacific Rim Small Company Series").


INVESTMENT SERVICES--JAPANESE AND PACIFIC RIM SMALL COMPANY SERIES

    Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia, Suite 2001, Level 20 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for Japanese and Pacific Rim Small Company Series. DFA Australia's duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis, the Advisor reviews the holdings of Japanese and Pacific Rim Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

INVESTMENT SERVICES--UNITED KINGDOM AND CONTINENTAL SMALL COMPANY SERIES

    Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 14 Berkeley Street, London, W1X 5AD, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for United Kingdom and Continental Small Company Series. DFAL's duties include the maintenance of a trading desk for the Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis the Advisor reviews the holdings of United Kingdom and Continental Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series. DFAL is a member of the Investment Management Regulatory Organization Limited ("IMRO"), a self-regulatory organization for investment managers operating under the laws of England.

CONSULTING SERVICES--LARGE CAP INTERNATIONAL PORTFOLIO, DFA INTERNATIONAL VALUE
  SERIES, TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO AND PORTFOLIO X, DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO, EMERGING MARKETS SERIES, EMERGING MARKETS SMALL CAP SERIES AND DIMENSIONAL EMERGING MARKETS VALUE FUND



    The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA International Value Series, Tax-Managed International Value Portfolio and Portfolio X, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

    The policy of the Domestic and International Equity Portfolios, except U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Marketwide Value Portfolio X and DFA International Value Portfolio is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year. Dividends from net investment income of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Marketwide Value Portfolio X and DFA International Value Portfolio are distributed quarterly and any net realized capital gains are distributed annually after November 30. Net investment income, which is accrued daily, will be distributed monthly (except for January) by DFA One-Year Fixed Income Portfolio, quarterly by DFA Intermediate Government Fixed Income, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios, and semiannually by DFA Five-Year Government Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year.


    Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to U.S. 9-10 Small Company Portfolio, U.S. 6-10 Small Company Portfolio, Tax-Managed U.S. 6-10 Small Company Portfolio, Tax-Managed U.S. 6-10 Small Company Portfolio X, the Fixed Income Portfolios, DFA Real Estate Securities Portfolio, U.S. Large Company Portfolio, the U.S. Value Portfolios and the U.S. Tax-Managed Value Portfolios upon written notice to the Adviser, the shareholder selects one of the options listed below. While shareholders of the Enhanced U.S. Large Company Portfolio will automatically receive all capital gains distributions in additional shares of the Portfolio, upon written notice to PFPC, they may receive all income dividends in cash.


       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.

    Certain investments by the Portfolios (or their corresponding Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction or whether certain foreign tax credits may be available to an investor in a Portfolio.

    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Funds as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

    Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

    A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                               PURCHASE OF SHARES

CASH PURCHASES

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds

(Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio) or, with regard to purchases of the DFA International Value Portfolio, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio (other than the DFA International Value Portfolio) by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. To purchase shares of the DFA International Value Portfolio investors should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., at the above address.

    Payment of the total amount due should be made in U.S. dollars. Subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

    If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the International Equity Portfolios, the International Value Series, Enhanced U.S. Large Company Series, DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are denominated. Purchases in exchange for securities will not be subject to a reimbursement fee. Securities and local currencies to be exchanged which are accepted by the Funds and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios, DFA Two-Year Global Fixed Income Portfolio or DFA Five-Year Global Fixed Income Portfolio with local currencies should first contact the Advisor for wire instructions.

    The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio or the International Small Company Portfolio. The Funds will accept such securities for investment and not for resale.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and corresponding Master Fund is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the 9-10 Series, the 6-10 Series, Tax-Managed U.S. 6-10 Small Company Portfolio, Tax-Managed U.S. 6-10 Small Company Portfolio X, the U.S. Large Company Series, DFA Real Estate Securities Portfolio, the Value Master Funds, the Tax-Managed U.S. 5-10 Value Portfolios, the Tax-Managed U.S. Marketwide Value Series, DFA International Value Series, the Tax-Managed International Value Portfolio and Portfolio X, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund value such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. The net asset values per share of the International Equity Portfolios (in respect of those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds), DFA International Value Series, the Tax-Managed International Value Portfolio and Portfolio X, Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio, or Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Funds may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order). The value of the shares of the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the OTC market. Securities held by the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by those Portfolios and Master Funds that invest in such securities are determined as of such times for the purpose of computing the net asset values of the Portfolios and Master Funds. If events which materially affect the value of the investments of a Portfolio or Master Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above.

    Certain of the securities holdings of the Emerging Markets Series, Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, such Master Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Master Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that a Master Fund makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Directors or Trustees of the Master Fund, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Master Funds from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Master Fund.

    Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund are determined each day as of such close.

PUBLIC OFFERING PRICE

    It is management's belief that payment of a reimbursement fee by each investor, which is used to defray significant costs associated with investing proceeds of the sale of their shares to such investors, will eliminate a dilutive effect such costs would otherwise have on the net asset value of shares held by previous investors. Therefore, the shares of certain Portfolios are sold at an offering price which is equal to the current net asset value of such shares plus a reimbursement fee. The amount of the reimbursement fee represents management's estimate of the costs reasonably anticipated to be associated with the purchase of securities by those Portfolios and Master Funds and is paid to the Portfolios and Master Funds and used by them to defray such costs. Such costs include brokerage commissions on listed securities, imputed commissions on OTC securities and a .5% Stamp Duty imposed on the purchase of stocks on the ISE. Reinvestments of dividends and capital gains distributions paid by the Portfolios and in-kind investments are not subject to a reimbursement fee. (See "PURCHASE OF SHARES--In-Kind Purchases" and "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.") The table in "FEES AND EXPENSES" in this prospectus identifies the Portfolios whose shares are sold at an offering price which is equal to the current net asset value of such shares plus a reimbursement fee. The reimbursement fee is expressed as a percentage of the net asset value of the shares of the respective Portfolios.

    For each Portfolio that charges a reimbursement fee, except the DFA International Small Cap Value and the International Small Company Portfolios, the Master Funds in which the Portfolio invests also charges a reimbursement fee equal to that charged by the respective Portfolio.

    In the case of the International Small Company Portfolio, the reimbursement fee is equal to a blended rate of the reimbursement fees of the International Master Funds. The blended rate is determined on a quarterly basis and is based upon the target allocation in effect at the end of each quarter. The blended rate will be calculated by multiplying the rate of reimbursement fee of each International Master Funds by a fraction equal to the portion of the assets of the Portfolio which, at such time, is being allocated to each International Master Funds and adding the results thereof. If there is a change to the reimbursement fee of an International Master Funds during a quarter, the blended rate will be recalculated to reflect such change in the International Master Funds' reimbursement fee.

    The public offering price of shares of the Domestic Equity Portfolios, United Kingdom Small Company Portfolio, Large Cap International Portfolio, DFA International Value Portfolio, the Tax-Managed International Value Portfolios and the Fixed Income Portfolios is the net asset value thereof next determined after the receipt of the investor's funds by the custodian, provided that an Account Registration Form in good order has been received by the transfer agent; no sales charge or reimbursement fee is imposed.

                               EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

DFA Investment Dimensions Group Inc. or, in the case of the DFA International Value Portfolio, to Dimensional Investment Group Inc., as follows:

                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Such exchange is subject to any applicable reimbursement fee charged by a Portfolio in connection with the sale of its shares.

    Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order, plus any applicable reimbursement fee on purchases by exchange. Exchanges with respect to International Small Company Portfolio and any of the Feeder Portfolios which invest in the International Master Funds are not subject to a reimbursement fee. "Good order" means a completed a letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor's state of residence.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.") In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Funds reserve the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of Portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios and International Small Company Portfolio, the currencies in which the corresponding Master Funds' investments) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations. The Tax-Managed Portfolios and Series are authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus.

                             THE FEEDER PORTFOLIOS

    Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund Inc. at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund and the Dimensional Emerging Markets Value Fund other than through a Feeder Portfolio.

    The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Fund, as well as the expense of operating the Portfolio.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. 6-10 Small Company, U.S. 9-10 Small Company, Enhanced U.S. Large Company, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. 4-10 Value, U.S. 6-10 Value, U.S. Large Cap Value, DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of that Portfolio's operations, as indicated by the table. (The Tax-Managed U.S. 6-10 Small Company Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio X, Tax-Managed U.S. 5-10 Value Portfolio X and Tax-Managed DFA International Value Portfolio X had not begun operations by May 31, 1999 so no information is available for them.) The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for the six-month period ended May 31, 1999 has not been audited. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements (except the Tax-Managed Portfolios and the U.S. 4-10 Value Portfolio), are included in the annual reports. Further information about each Portfolio's performance (other than the Tax-Managed U.S. 6-10 Small Company Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio X, Tax-Managed U.S. 5-10 Value Portfolio X and Tax-Managed DFA International Value Portfolio X) is contained in the annual and semi-annual reports which are available upon request.


    The "Transfer" transaction referred to below in footnotes to the Financial Highlights refers to the transaction which took place on August 9, 1996, in which four Portfolios, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, and the Continental Small Company Portfolio, respectively, each transferred their investable assets in exchange for shares with equal values of a corresponding Master Fund of the Trust.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                         THE U.S. LARGE COMPANY PORTFOLIO
                                     ------------------------------------------------------------------------
                                     SIX MONTHS    YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED      ENDED        ENDED        ENDED        ENDED        ENDED
                                      MAY 31,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        1999       1998         1997         1996         1995         1994
                                     ----------  --------     --------     --------     --------     --------
                                     (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................  $   34.61   $  28.48     $  22.73     $  18.12     $ 13.58      $ 13.91
                                     ----------  --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............       0.30       0.43         0.42         0.41        0.35         0.37
Net Gains (Losses) on Securities
  (Realized and Unrealized)........       4.09       6.20         5.89         4.52        4.57        (0.22 )
                                     ----------  --------     --------     --------     --------     --------
Total From Investment Operations...       4.39       6.63         6.31         4.93        4.92         0.15
                                     ----------  --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Net Investment Income..............      (0.28 )    (0.43)       (0.43)       (0.31)      (0.36 )      (0.37 )
Net Realized Gains.................      (0.17 )    (0.07)       (0.13)       (0.01)      (0.02 )      (0.11 )
                                     ----------  --------     --------     --------     --------     --------
Total Distributions................      (0.45 )    (0.50)       (0.56)       (0.32)      (0.38 )      (0.48 )
                                     ----------  --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $   38.55   $  34.61     $  28.48     $  22.73     $ 18.12      $ 13.58
                                     ----------  --------     --------     --------     --------     --------
                                     ----------  --------     --------     --------     --------     --------
Total Return.......................      12.57%#    23.56%       28.26%       27.49%      36.54%        1.04%
                                     ----------  --------     --------     --------     --------     --------
Net Assets, End of Period
  (thousands)......................  $ 726,566   $549,962     $343,537     $187,757     $97,111      $48,638
Ratio of Expenses to Average Net
  Assets**.........................       0.15%*     0.15%(a)     0.15%(a)     0.21%(a)    0.24%(a)     0.24%(a)
Ratio of Net Investment Income to
  Average Net Assets...............       1.28%*     1.39%(a)     1.66%(a)     2.10%(a)    2.29%(a)     2.75%(a)
Portfolio Turnover Rate............        N/A        N/A          N/A          N/A         N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................       5.01%*     9.31%        4.28%       14.09%       2.38%        8.52%


------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.


(a) Had certain waivers and assumptions of expenses not been in effect the ratios of expenses to average net assets for the years ended November 30, 1998 through 1994 would have been 0.32%, 0.35%, 0.45%, 0.46%, and 0.66%, respectively, and the ratios of net investment income to average net assets for the years ended November 30, 1998 through 1994 would have been 1.21%, 1.46%, 1.85%, 2.23%, and 2.64%, respectively.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       THE ENHANCED U.S.
                                                    LARGE COMPANY PORTFOLIO
                                        -----------------------------------------------
                                                       YEAR         YEAR        JULY 3
                                                      ENDED        ENDED          TO
                                                     NOV. 30,     NOV. 30,     NOV. 30,
                                                       1998         1997         1996
                                          SIX        --------     --------     --------
                                         MONTHS
                                         ENDED
                                        MAY 31,
                                          1999
                                        --------
                                        (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................     $14.27       $ 13.61      $ 11.83      $ 10.00
                                        --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............       0.82          0.63         0.54         0.12
Net Gains (Losses) on Securities
  (Realized and Unrealized)........       0.82          2.15         2.40         1.71
                                        --------     --------     --------     --------
Total From Investment Operations...       1.64          2.78         2.94         1.83
                                        --------     --------     --------     --------
LESS DISTRIBUTIONS
Net Investment Income..............      (0.80  )      (0.72 )      (0.55 )         --
Net Realized Gains.................      (0.67  )      (1.40 )      (0.61 )         --
                                        --------     --------     --------     --------
Total Distributions................      (1.47  )      (2.12 )      (1.16 )         --
                                        --------     --------     --------     --------
Net Asset Value, End of Period.....     $14.44       $ 14.27      $ 13.61      $ 11.83
                                        --------     --------     --------     --------
                                        --------     --------     --------     --------
Total Return.......................      12.31  %#     23.73%       27.22%       18.30 %#
                                        --------     --------     --------     --------
Net Assets, End of Period
  (thousands)......................     $77,339      $61,536      $47,642      $29,236
Ratio of Expenses to Average Net
  Assets**.........................       0.42%*        0.45%(a)     0.52%(a)     0.65%*
Ratio of Net Investment Income to
  Average Net Assets...............       1.10%*        4.54%(a)     4.51%(a)     3.44%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................      72.31%*       86.98%      193.78%      211.07%*


------------------------------

*   Annualized

#  Non-annualized


** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.



(a) Had certain waivers and assumption of expenses not been in effect, the ratio of expenses to average net assets for the years ended November 30, 1998 and 1997 would have been 0.46% and 0.54%, respectively, and the ratio of net investments income to average net assets for the years ended November 30, 1998 and 1997 would have been 4.53% and 4.49%, respectively.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              THE U.S. LARGE CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR          YEAR         YEAR         YEAR         YEAR
                                           ENDED           ENDED         ENDED        ENDED        ENDED        ENDED
                                          MAY 31,         NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                           1999             1998          1997         1996         1995         1994
                                        -----------      ----------     --------     --------     --------     --------
                                        (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................     $    20.21       $    19.22     $  15.98     $  13.29     $   9.91     $  10.60
                                        -----------      ----------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............           0.09             0.31         0.29         0.30         0.29         0.32
Net Gains (Losses) on Securities
  (Realized and Unrealized)........           2.83             1.83         3.60         2.62         3.55        (0.68)
                                        -----------      ----------     --------     --------     --------     --------
Total From Investment Operations...           2.92             2.14         3.89         2.92         3.84        (0.36)
                                        -----------      ----------     --------     --------     --------     --------
LESS DISTRIBUTIONS
Net Investment Income..............          (0.17)           (0.31)       (0.30)       (0.23)       (0.29)       (0.33)
Net Realized Gains.................          (0.64)           (0.84)       (0.35)          --        (0.17)          --
                                        -----------      ----------     --------     --------     --------     --------
Total Distributions................          (0.81)           (1.15)       (0.65)       (0.23)       (0.46)       (0.33)
                                        -----------      ----------     --------     --------     --------     --------
Net Asset Value, End of Period.....     $    22.32       $    20.21     $  19.22     $  15.98     $  13.29     $   9.91
                                        -----------      ----------     --------     --------     --------     --------
                                        -----------      ----------     --------     --------     --------     --------
Total Return.......................          15.12%#          11.69%       25.10%       22.20%       39.13%       (3.27)%
                                        -----------      ----------     --------     --------     --------     --------
Net Assets, End of Period
  (thousands)......................     $1,235,514       $1,080,470     $840,003     $541,149     $280,915     $197,566
Ratio of Expenses to Average Net
  Assets**.........................           0.33%*(a)        0.33%(a)     0.35%(a)     0.36%(a)     0.42%(a)     0.44%(a)
Ratio of Net Investment Income to
  Average Net Assets...............           0.77%*           1.57%        1.70%        2.17%        2.49%        3.50%
Portfolio Turnover Rate............            N/A              N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          37.54%*          24.70%       17.71%       20.12%       29.41%       39.33%

                                       THE TAX-
                                     MANAGED U.S.
                                      MARKETWIDE
                                       PORTFOLIO
                                     -------------
                                     DEC. 14, 1998
                                          TO
                                        MAY 31,
                                         1999
                                     -------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $  10.00
                                     -------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............        0.04
Net Gains (Losses) on Securities
  (Realized and Unrealized)........        1.72
                                     -------------
Total From Investment Operations...        1.76
                                     -------------
LESS DISTRIBUTIONS
Net Investment Income..............       (0.01)
Net Realized Gains.................          --
                                     -------------
Total Distributions................       (0.01)
                                     -------------
Net Asset Value, End of Period.....    $  11.75
                                     -------------
                                     -------------
Total Return.......................       17.58%#
                                     -------------
Net Assets, End of Period
  (thousands)......................    $ 54,304
Ratio of Expenses to Average Net
  Assets**.........................        0.94%*(a)(b)
Ratio of Net Investment Income to
  Average Net Assets...............        1.66%*(b)
Portfolio Turnover Rate............         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        4.77%*


------------------------------


*   Annualized



#  Non-Annualized



(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.



(b) Because of commencement of operations and related preliminary transaction costs including organization costs, these ratios are not necessarily indicative of future ratios.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     THE TAX-
                                     MANAGED
                                       U.S.
                                       5-10
                                      VALUE
                                     PORTFOLIO
                                     --------                         THE U.S. 6-10 VALUE PORTFOLIO
                                     DEC. 11,     ----------------------------------------------------------------------
                                       1998       SIX MONTHS     YEAR         YEAR         YEAR        YEAR       YEAR
                                        TO          ENDED       ENDED        ENDED        ENDED       ENDED      ENDED
                                     MAY 31,       MAY 31,     NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,
                                       1999          1999        1998         1997         1996        1995       1994
                                     --------     ----------  ----------   ----------   ----------   --------   --------
                                     (UNAUDITED)  (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $10.00       $   19.09   $    22.09   $    17.00   $    14.03   $  11.13   $ 11.04
                                     --------     ----------  ----------   ----------   ----------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..............    0.02            0.24         0.12         0.07         0.11       0.10      0.14
Net Gains (Losses) on Securities
  (Realized and Unrealized)........    1.37            1.19        (2.10)        5.49         2.93       3.06      0.10
                                     --------     ----------  ----------   ----------   ----------   --------   --------
Total From Investment Operations...    1.39            1.43        (1.98)        5.56         3.04       3.16      0.24
                                     --------     ----------  ----------   ----------   ----------   --------   --------
LESS DISTRIBUTIONS
Net Investment Income..............      --           (0.33 )      (0.10)       (0.11)       (0.02)     (0.10)    (0.15 )
Net Realized Gains.................      --           (1.20 )      (0.92)       (0.36)       (0.05)     (0.16)       --
                                     --------     ----------  ----------   ----------   ----------   --------   --------
Total Distributions................      --           (1.53 )      (1.02)       (0.47)       (0.07)     (0.26)    (0.15 )
                                     --------     ----------  ----------   ----------   ----------   --------   --------
Net Asset Value, End of Period.....  $11.39       $   18.99   $    19.09   $    22.09   $    17.00   $  14.03   $ 11.13
                                     --------     ----------  ----------   ----------   ----------   --------   --------
                                     --------     ----------  ----------   ----------   ----------   --------   --------
Total Return.......................   13.90  %#        8.36 %#      (9.32)%      33.57%      21.70%     28.41%     2.19%
                                     --------     ----------  ----------   ----------   ----------   --------   --------
Net Assets, End of Period
  (thousands)......................  $209,123     $2,628,099  $2,350,094   $2,098,654   $1,207,298   $609,950   $344,148
Ratio of Expenses to Average Net
  Assets**.........................    0.72  %*(a)      0.58 %*       0.58%       0.60%       0.61%      0.64%     0.66%
Ratio of Net Investment Income to
  Average Net Assets...............    0.71  %*(a)     (0.14 )%*       0.57%       0.37%       0.78%     0.85%     1.69%
Portfolio Turnover Rate............    6.75  %*         N/A          N/A          N/A          N/A        N/A       N/A
Portfolio Turnover Rate of Master
  Fund Series......................     N/A           27.01 %*      22.51%      25.47%       14.91%     20.62%     8.22%


------------------------------


*   Annualized



#  Non-Annualized


** Represents the combined ratios for the portfolio and its respective pro-rata share of its Master Fund Series.


(a) Because of commencement of operations and related preliminary transaction costs including organization costs, these ratios are not necessarily indicative of future ratios.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                        ---------------------------------------------------------------------------
                                        SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                          ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                         MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                           1999          1998         1997         1996         1995         1994
                                        ----------     --------     --------     --------     --------     --------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $   13.77      $  16.89     $  14.53     $  12.64     $  11.08     $  11.43
                                        ----------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............          0.31          0.08         0.09         0.11         0.09         0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          0.77         (1.55)        3.42         2.20         2.81        (0.07)
                                        ----------     --------     --------     --------     --------     --------
    Total From Investment
      Operations...................          1.08         (1.47)        3.51         2.31         2.90         0.02
                                        ----------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............         (0.38 )       (0.08)       (0.12)       (0.02)       (0.14)       (0.09)
  Net Realized Gains...............         (0.97 )       (1.57)       (1.03)       (0.40)       (1.20)       (0.28)
                                        ----------     --------     --------     --------     --------     --------
    Total Distributions............         (1.35 )       (1.65)       (1.15)       (0.42)       (1.34)       (0.37)
                                        ----------     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....     $   13.50      $  13.77     $  16.89     $  14.53     $  12.64     $  11.08
                                        ----------     --------     --------     --------     --------     --------
                                        ----------     --------     --------     --------     --------     --------
Total Return.......................          8.75 %#      (9.27)%      26.12%       18.73%       28.75%        0.22%
                                        ----------     --------     --------     --------     --------     --------
Net Assets, End of Period
  (thousands)......................     $ 351,903      $324,590     $337,992     $234,194     $186,644     $112,137
Ratio of Expenses to Average Net
  Assets...........................          0.44 %*       0.43%**      0.45%**      0.48%**      0.49%**      0.53%**
Ratio of Net Investment Income to
  Average Net Assets...............         (0.09 )%*      0.47%        0.48%        0.75%        0.83%        0.72%
Portfolio Turnover Rate............           N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         26.79 %*      29.15%       30.04%       32.38%       21.16%       27.65%


------------------------------


*   Annualized



#  Non-Annualized



** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                     TAX-MANAGED
                                      U.S. 6-10
                                        SMALL
                                       COMPANY
                                     -----------                        THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                      DEC. 15,        --------------------------------------------------------------------------
                                        1998          SIX MONTHS          YEAR           YEAR        YEAR       YEAR      YEAR
                                         TO              ENDED           ENDED          ENDED       ENDED      ENDED     ENDED
                                       MAY 31,          MAY 31,         NOV. 30,       NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                        1999             1999             1998           1997        1996       1995      1994
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
                                     (UNAUDITED)      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................    $ 10.00        $    10.65       $    13.99     $    12.14  $    11.03  $   8.49  $   8.69
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.01             (0.02)            0.02           0.03        0.03      0.05      0.01
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.22              0.79            (1.44)          3.01        1.85      2.61      0.40
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
    Total From Investment
      Operations...................       1.23              0.77            (1.42)          3.04        1.88      2.66      0.41
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
LESS DISTRIBUTIONS
  Net Investment Income............         --             (0.02)           (0.03)         (0.03)      (0.01)    (0.04)    (0.03)
  Net Realized Gains...............         --             (0.13)           (1.89)         (1.16)      (0.76)    (0.08)    (0.58)
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
    Total Distributions............         --             (0.15)           (1.92)         (1.19)      (0.77)    (0.12)    (0.61)
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
Net Asset Value, End of Period.....    $ 11.23        $    11.27       $    10.65     $    13.99  $    12.14  $  11.03  $   8.49
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
Total Return.......................      12.30%#            7.37%#         (11.14)%        27.46%      18.05%    31.37%     5.06%
                                     -----------      -----------      ----------     ----------  ----------  --------  --------
Net Assets, End of Period
  (thousands)......................    $35,844        $1,405,057       $1,338,510     $1,509,427  $1,181,804  $925,474  $659,221
Ratio of Expenses to Average Net
  Assets...........................       1.08%*(a)         0.59%(b)         0.59%***       0.60%       0.61%     0.62%     0.65%
Ratio of Net Investment Income to
  Average Net Assets...............       0.24%*(a)        (0.23)%*          0.18%          0.21%       0.22%     0.45%     0.16%
Portfolio Turnover Rate............       2.79%*             N/A              N/A          27.81%      23.68%    24.65%    16.56%
Portfolio Turnover Rate of Master
  Fund Series......................        N/A             21.31%*          26.44%           N/A         N/A       N/A       N/A


------------------------------


*   Annualized



#  Non-Annualized



(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.



(b) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                             THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                        ----------------------------------------------------------------------------------
                                         SIX MONTHS          YEAR         YEAR          YEAR          YEAR          YEAR
                                            ENDED           ENDED        ENDED         ENDED         ENDED         ENDED
                                           MAY 31,         NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            1999             1998         1997          1996          1995          1994
                                        -------------      --------     --------      --------      --------      --------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................      $    13.00        $  15.53     $ 12.65       $ 10.00       $  9.28       $ 10.92
                                        -------------      --------     --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............            0.37            0.74        0.88          0.71          0.61          0.37
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......            0.46           (2.52)       2.68          2.08          0.68         (1.65)
                                        -------------      --------     --------      --------      --------      --------
    Total From Investment
      Operations...................            0.83           (1.78)       3.56          2.79          1.29         (1.28)
                                        -------------      --------     --------      --------      --------      --------
LESS DISTRIBUTIONS
  Net Investment Income............           (0.65)          (0.75)      (0.68)        (0.14)        (0.46)        (0.28)
  Net Realized Gains...............              --              --          --            --            --            --
  Tax Return of Capital............              --              --          --            --         (0.11)        (0.08)
                                        -------------      --------     --------      --------      --------      --------
    Total Distributions............           (0.65)          (0.75)      (0.68)        (0.14)        (0.57)        (0.36)
                                        -------------      --------     --------      --------      --------      --------
Net Asset Value, End of Period.....      $    13.18        $  13.00     $ 15.53       $ 12.65       $ 10.00       $  9.28
                                        -------------      --------     --------      --------      --------      --------
                                        -------------      --------     --------      --------      --------      --------
Total Return.......................            6.87%#        (12.01)%     29.13%        28.24%        14.00%       (11.76)%
                                        -------------      --------     --------      --------      --------      --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
  (thousands)......................      $  123,689        $106,544     $95,072       $64,390       $43,435       $30,456
Ratio of Expenses to Average Net
  Assets...........................            0.47%*          0.46%       0.48%         0.71%         0.82%         0.90%
Ratio of Net Investment Income to
  Average Net Assets...............            6.68%*          5.95%       5.73%         7.08%         6.76%         3.90%
Portfolio Turnover Rate............            9.05%*          2.55%      30.73%        11.25%         0.66%        28.87%


------------------------------


*   Annualized



#  Non-Annualized

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        THE LARGE CAP INTERNATIONAL PORTFOLIO
                                          -----------------------------------------------------------------
                                          SIX MONTHS      YEAR      YEAR       YEAR       YEAR       YEAR
                                             ENDED       ENDED     ENDED      ENDED      ENDED      ENDED
                                            MAY 31,     NOV. 30,  NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             1999         1998      1997       1996       1995       1994
                                          -----------   --------  --------   --------   --------   --------
                                          (UNAUDITED)

Net Asset Value, Beginning of Period....   $  16.28     $  14.27  $ 14.18    $ 12.60    $ 11.91    $ 11.26
                                          -----------   --------  --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................       0.16         0.23     0.23       0.21       0.15       0.09
Net Gains or Losses on Securities (Both
  Realized and Unrealized)..............       0.37         2.03     0.15       1.39       0.95       1.11
                                          -----------   --------  --------   --------   --------   --------
Total From Investment Operations........       0.53         2.26     0.38       1.60       1.10       1.20
                                          -----------   --------  --------   --------   --------   --------
LESS DISTRIBUTIONS
Net Investment Income...................      (0.26)       (0.25)   (0.21)     (0.02)     (0.18)     (0.09)
Net Realized Gains......................         --           --    (0.08)        --      (0.23)     (0.46)
Tax Return of Capital...................         --           --       --         --         --         --
                                          -----------   --------  --------   --------   --------   --------
Total Distributions.....................      (0.26)       (0.25)   (0.29)     (0.02)     (0.41)     (0.55)
                                          -----------   --------  --------   --------   --------   --------
Net Asset Value, End of Period..........   $  16.55     $  16.28  $ 14.27    $ 14.18    $ 12.60    $ 11.91
                                          -----------   --------  --------   --------   --------   --------
                                          -----------   --------  --------   --------   --------   --------
Total Return............................       3.28%#      16.13%    2.80%     12.68%      9.37%     10.74%
                                          -----------   --------  --------   --------   --------   --------
Net Assets, End of Period (thousands)...   $167,905     $114,593  $87,223    $79,322    $67,940    $55,635
Ratio of Expenses to Average Net
  Assets................................       0.52%*       0.47%    0.47%      0.58%      0.57%      0.66%
Ratio of Net Income to Average Net
  Assets................................       1.98%*       1.63%    1.69%      1.57%      1.84%      1.18%
Portfolio Turnover Rate.................       0.35%*       4.36%    2.31%     17.65%     24.44%     33.15%


------------------------------


*   Annualized



#  Non-annualized

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                             DFA INTERNATIONAL VALUE PORTFOLIO
                                          -----------------------------------------------------------------------
                                          SIX MONTHS       YEAR       YEAR       YEAR         YEAR       FEB. 16
                                             ENDED        ENDED      ENDED      ENDED        ENDED          TO
                                            MAY 31,      NOV. 30,   NOV. 30,   NOV. 30,     NOV. 30,     NOV. 30,
                                             1999          1998       1997       1996         1995         1994
                                          -----------    --------   --------   --------     --------     --------
                                          (UNAUDITED)

Net Asset Value, Beginning of Period....   $  11.88      $  10.94   $  11.90   $  10.55     $  10.06     $  10.00
                                          -----------    --------   --------   --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................       0.03          0.24       0.19       0.21         0.19         0.13
Net Gains (Losses) on Securities
  (Realized and Unrealized).............       0.42          1.08      (0.65)      1.31         0.51         0.06
                                          -----------    --------   --------   --------     --------     --------
Total from Investment Operations........       0.45          1.32      (0.46)      1.52         0.70         0.19
                                          -----------    --------   --------   --------     --------     --------
LESS DISTRIBUTIONS
Net Investment Income                         (0.07)        (0.24)     (0.21)     (0.17)       (0.19)       (0.13)
Net Realized Gains......................      (0.04)        (0.14)     (0.29)        --        (0.02)          --
                                          -----------    --------   --------   --------     --------     --------
Total Distributions.....................      (0.11)        (0.38)     (0.50)     (0.17)       (0.21)       (0.13)
                                          -----------    --------   --------   --------     --------     --------
Net Asset Value, End of Period..........   $  12.22      $  11.88   $  10.94   $  11.90     $  10.55     $  10.06
                                          -----------    --------   --------   --------     --------     --------
                                          -----------    --------   --------   --------     --------     --------
Total Return............................       3.85%#       12.29%     (4.04)%    14.54%        6.95%        1.85%#
                                          -----------    --------   --------   --------     --------     --------
Net Assets, End of Period (thousands)...   $452,795      $435,587   $370,117   $316,708     $245,243     $227,795
Ratio of Expenses to Average Net Assets
  (1)...................................       0.52%*        0.53%      0.56%      0.56%(a)     0.65%*(a)     0.65%*(a)
Ratio of Net Investment Income to
  Average Net Assets....................       0.55%*        2.04%      1.72%      2.22%(a)     1.79%(a)     1.80%*(a)
Portfolio Turnover Rate.................        N/A           N/A        N/A        N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................       6.60%*       15.41%     22.55%     12.23%        9.75%        1.90%*


------------------------------

*   Annualized


#  Non-annualized


(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.


(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.57%, 0.72% and 0.72%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 2.21%, 1.71% and 1.75%, respectively.


N/A Refer to the respective Master Fund Series.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                             THE TAX-
                                            MANAGED DFA
                                           INTERNATIONAL                   THE INTERNATIONAL
                                          VALUE PORTFOLIO               SMALL COMPANY PORTFOLIO
                                          ---------------   ------------------------------------------------
                                             APRIL 16,        SIX MONTHS        YEAR       YEAR     OCT. 1,
                                              1999 TO           ENDED          ENDED      ENDED        TO
                                              MAY 31,          MAY 31,        NOV. 30,   NOV. 30,   NOV. 30,
                                               1999              1999           1998       1997       1996
                                          ---------------   --------------    --------   --------   --------
                                            (UNAUDITED)      (UNAUDITED)

Net Asset Value, Beginning of Period....      $ 10.00        $   7.82         $   7.82   $   9.96   $  10.00
                                              -------       --------------    --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................         0.04            0.09             0.15       0.10       0.01
Net Gains (Losses) on Securities
  (Realized and Unrealized).............        (0.53)           0.65            (0.04)     (2.22)     (0.05)
                                              -------       --------------    --------   --------   --------
Total from Investment Operations........        (0.49)           0.74             0.11      (2.12)     (0.04)
                                              -------       --------------    --------   --------   --------
LESS DISTRIBUTIONS
Net Investment Income                            0.00           (0.15)           (0.11)     (0.02)        --
Net Realized Gains......................           --              --               --         --         --
                                              -------       --------------    --------   --------   --------
Total Distributions.....................         0.00           (0.15)           (0.11)     (0.02)        --
                                              -------       --------------    --------   --------   --------
Net Asset Value, End of Period..........      $  9.51        $   8.41         $   7.82   $   7.82   $   9.96
                                              -------       --------------    --------   --------   --------
                                              -------       --------------    --------   --------   --------
Total Return............................        (4.90%)#         9.68%#           1.49%    (21.35)%    (0.40)%#
                                              -------       --------------    --------   --------   --------
Net Assets, End of Period (thousands)...      $12,554        $219,184         $273,992   $230,469   $104,118
Ratio of Expenses to Average Net Assets
  (1)...................................         3.15%*(a)       0.74%*           0.73%      0.75%      0.70%*(b)
Ratio of Net Investment Income to
  Average Net Assets....................         3.94%*(a)       1.89%*           1.62%      1.46%      0.54%*(b)
Portfolio Turnover Rate.................         0.00%            N/A***           N/A***      N/A***      N/A***
Portfolio Turnover Rate of Master Fund
  Series................................                                           N/A        N/A        N/A


------------------------------

*   Annualized


#  Non-annualized


*** Refer to the respective Master Fund Series.

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.


(a) Because of commencement of operations and related preliminary transaction costs, including organization costs, these ratios are not necessarily indicative of future ratios.


(b) Had certain waivers and assumptions of expenses not been in effect, the ratio of expenses to average net assets, for the period ended November 30, 1996 would have been 0.79%, and the ratio of net investment income to average net assets for the period ended November 30, 1996 would have been 0.45%.

N/A Refer to the respective Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         THE JAPANESE SMALL COMPANY PORTFOLIO
                                          ------------------------------------------------------------------
                                          SIX MONTHS       YEAR       YEAR      YEAR        YEAR      YEAR
                                             ENDED        ENDED      ENDED     ENDED       ENDED     ENDED
                                            MAY 31,      NOV. 30,   NOV. 30,  NOV. 30,    NOV. 30,  NOV. 30,
                                             1999          1998       1997      1996        1995      1994
                                          -----------    --------   --------  --------    --------  --------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....   $   9.10      $   9.45   $  21.03  $  22.78    $  25.06  $  19.96
                                          -----------    --------   --------  --------    --------  --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................       0.01          0.07       0.09      0.07        0.06      0.05
Net Gains (Losses) on Securities
  (Realized and Unrealized).............       1.19         (0.31)    (10.45)    (1.45)      (1.65)     5.76
                                          -----------    --------   --------  --------    --------  --------
Total From Investment Operations........       1.20         (0.24)    (10.36)    (1.38)      (1.59)     5.81
                                          -----------    --------   --------  --------    --------  --------
LESS DISTRIBUTIONS
Net Investment Income)..................      (0.06)        (0.11)     (0.06)    (0.01)      (0.06)    (0.04)
Net Realized Gains......................         --            --      (1.16)    (0.36)      (0.63)    (0.67)
                                          -----------    --------   --------  --------    --------  --------
Total Distributions.....................      (0.06)        (0.11)     (1.22)    (0.37)      (0.69)    (0.71)
                                          -----------    --------   --------  --------    --------  --------
Net Asset Value, End of Period..........   $  10.24      $   9.10   $   9.45  $  21.03    $  22.78  $  25.06
                                          -----------    --------   --------  --------    --------  --------
                                          -----------    --------   --------  --------    --------  --------
Total Return............................      13.33%#       (2.37)%   (51.90)%    (6.28)%    (6.54)%    29.59%
                                          -----------    --------   --------  --------    --------  --------
Net Assets, End of Period (thousands)...   $134,907      $119,714   $114,017  $294,120    $371,113  $330,674
Ratio of Expenses to Average Net
  Assets**..............................       0.74%*        0.74%      0.73%     0.72%       0.74%     0.76%
Ratio of Net Investment Income to
  Average Net Assets....................       1.04%*        0.85%      0.50%     0.24%       0.25%     0.10%
Portfolio Turnover Rate.................        N/A           N/A        N/A     18.52%*(a)     7.79%    10.51%
Portfolio Turnover Rate of Master Fund
  Series................................       5.58%*        8.14%     13.17%     1.67%*(b)      N/A      N/A


------------------------------

*   Annualized


#  Non-annualized



** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent years.


(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).

(b) Calculated for the period August 9 to November 30, 1996.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                               THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                               -----------------------------------------------------------------------
                                               SIX MONTHS     YEAR        YEAR          YEAR        YEAR        YEAR
                                                  ENDED      ENDED       ENDED         ENDED       ENDED       ENDED
                                                 MAY 31,    NOV. 30,    NOV. 30,      NOV. 30,    NOV. 30,    NOV. 30,
                                                  1999        1998        1997          1996        1995        1994
                                               -----------  --------    --------      --------    --------    --------
                                               (UNAUDITED)

Net Asset Value, Beginning of Period.........  $     6.55   $  9.52     $  16.63      $  14.38    $  15.98    $  16.45
                                               -----------  --------    --------      --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...............        0.07      0.25         0.32          0.27        0.34        0.23
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        1.76     (2.40 )      (6.22)         2.40       (1.33)       0.47
                                               -----------  --------    --------      --------    --------    --------
    Total From Investment Operations.........        1.83     (2.15 )      (5.90)         2.67       (0.99)       0.70
                                               -----------  --------    --------      --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.22 )   (0.32 )      (0.33)        (0.02)      (0.34)      (0.23)
  Net Realized Gains.........................          --     (0.50 )      (0.88)        (0.40)      (0.27)      (0.94)
                                               -----------  --------    --------      --------    --------    --------
    Total Distributions......................       (0.22 )   (0.82 )      (1.21)        (0.42)      (0.61)      (1.17)
                                               -----------  --------    --------      --------    --------    --------
Net Asset Value, End of Period...............  $     8.16   $  6.55     $   9.52      $  16.63    $  14.38    $  15.98
                                               -----------  --------    --------      --------    --------    --------
                                               -----------  --------    --------      --------    --------    --------
Total Return.................................       29.06%#  (23.98 )%    (38.07)%       19.06%      (6.27)%      4.26%
                                               -----------  --------    --------      --------    --------    --------
Net Assets, End of Period (thousands)........  $  127,434   $89,330     $111,320      $215,542    $193,137    $212,953
Ratio of Expenses to Average Net Assets**....        0.80%*    0.84%        0.84%         0.84%       0.83%       0.95%
Ratio of Net Investment Income to Average Net
  Assets.....................................        2.25%*    3.51%        1.95%         1.70%       2.22%       1.47%
Portfolio Turnover Rate......................         N/A       N/A          N/A          7.05%*(a)     5.95%    26.05%
Portfolio Turnover Rate of Master Fund
  Series.....................................        7.82%*   25.84%       24.00%         8.04%*(b)      N/A       N/A


------------------------------

*   Annualized


#  Non-annualized


** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b) Calculated for the period August 9 to November 30, 1996.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                              THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                               ------------------------------------------------------------------------
                                               SIX MONTHS     YEAR        YEAR        YEAR           YEAR        YEAR
                                                  ENDED      ENDED       ENDED       ENDED          ENDED       ENDED
                                                 MAY 31,    NOV. 30,    NOV. 30,    NOV. 30,       NOV. 30,    NOV. 30,
                                                  1999        1998        1997        1996           1995        1994
                                               -----------  --------    --------    --------       --------    --------
                                               (UNAUDITED)

Net Asset Value, Beginning of Period.........  $   21.63    $ 28.69     $  28.47    $  24.09       $  23.20    $  21.22
                                               -----------  --------    --------    --------       --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...............       0.36       0.87         0.81        0.72           0.84        0.48
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       3.21      (4.27 )       1.46        5.31           1.12        2.03
                                               -----------  --------    --------    --------       --------    --------
    Total From Investment Operations.........       3.57      (3.40 )       2.27        6.03           1.96        2.51
                                               -----------  --------    --------    --------       --------    --------
LESS DISTRIBUTIONS
  Net Investment Income......................      (0.81  )   (0.84 )      (0.73)      (0.06)         (0.76)      (0.53)
  Net Realized Gains.........................      (3.04  )   (2.82 )      (1.32)      (1.59)         (0.31)         --
                                               -----------  --------    --------    --------       --------    --------
    Total Distributions......................      (3.85  )   (3.66 )      (2.05)      (1.65)         (1.07)      (0.53)
                                               -----------  --------    --------    --------       --------    --------
Net Asset Value, End of Period...............  $   21.35    $ 21.63     $  28.69    $  28.47       $  24.09    $  23.20
                                               -----------  --------    --------    --------       --------    --------
                                               -----------  --------    --------    --------       --------    --------
Total Return.................................      19.96%#   (13.56 )%      8.45%      26.76%          8.39%      11.85%
                                               -----------  --------    --------    --------       --------    --------
Net Assets, End of Period (thousands)........  $  89,309    $79,231     $130,891    $166,789       $167,730    $214,113
Ratio of Expenses to Average Net Assets**....       0.74%*     0.72%        0.70%       0.73%          0.72%       0.74%
Ratio of Net Investment Income to Average Net
  Assets.....................................       3.61%*     2.87%        2.40%       2.49%          2.51%       1.95%
Portfolio Turnover Rate......................        N/A        N/A          N/A        3.72%*(a)      7.82%      10.75%
Portfolio Turnover Rate of Master Fund
  Series.....................................       5.92%*    11.26%        4.26%       4.55%*(b)       N/A         N/A


------------------------------

*   Annualized


#  Non-annualized


** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b) Calculated for the period August 9 to November 30, 1996.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                               THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                               ------------------------------------------------------------------------
                                               SIX MONTHS     YEAR        YEAR        YEAR           YEAR        YEAR
                                                  ENDED      ENDED       ENDED       ENDED          ENDED       ENDED
                                                 MAY 31,    NOV. 30,    NOV. 30,    NOV. 30,       NOV. 30,    NOV. 30,
                                                  1999        1998        1997        1996           1995        1994
                                               -----------  --------    --------    --------       --------    --------
                                               (UNAUDITED)

Net Asset Value, Beginning of Period.........  $    17.42   $  15.94    $  15.26    $  14.13       $  14.63    $  12.62
                                               -----------  --------    --------    --------       --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        0.12       0.28        0.29        0.30           0.29        0.18
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       (1.09 )     2.55        1.55        1.58          (0.48)       2.10
                                               -----------  --------    --------    --------       --------    --------
    Total From Investment Operations.........       (0.97 )     2.83        1.84        1.88          (0.19)       2.28
                                               -----------  --------    --------    --------       --------    --------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.29 )    (0.25)      (0.29)      (0.02)         (0.29)      (0.19)
  Net Realized Gains.........................       (1.82 )    (1.10)      (0.87)      (0.73)         (0.02)      (0.07)
  Tax Return of Capital......................          --         --          --          --             --       (0.01)
                                               -----------  --------    --------    --------       --------    --------
    Total Distributions......................       (2.11 )    (1.35)      (1.16)      (0.75)         (0.31)      (0.27)
                                               -----------  --------    --------    --------       --------    --------
Net Asset Value, End of Period...............  $    14.34   $  17.42    $  15.94    $  15.26       $  14.13    $  14.63
                                               -----------  --------    --------    --------       --------    --------
                                               -----------  --------    --------    --------       --------    --------
Total Return.................................       (5.94 )%#    19.42%    13.02%      13.96%         (1.33)%     18.19%
                                               -----------  --------    --------    --------       --------    --------
Net Assets, End of Period (thousands)........  $  173,924   $199,838    $232,744    $299,325       $314,116    $340,992
Ratio of Expenses to Average Net Assets**....        0.72%*     0.70%       0.72%       0.73%          0.74%       0.77%
Ratio of Net Investment Income to Average Net
  Assets.....................................        1.64%*     1.32%       1.41%       1.81%          1.69%       1.21%
Portfolio Turnover Rate......................         N/A        N/A         N/A        3.67%*(a)      9.79%      10.22%
Portfolio Turnover Rate of Master Fund
  Series.....................................        4.16%*     0.74%       3.46%       6.69%*(b)       N/A         N/A


------------------------------

*   Annualized


#  Non-annualized


** Represents the combined ratios for The Continental Small Company Portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996, (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).

(b) Items calculated for the period August 9 to November 30, 1996.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                THE DFA INTERNATIONAL
                                                              SMALL CAP VALUE PORTFOLIO
                                               -------------------------------------------------------
                                                 SIX
                                                MONTHS       YEAR       YEAR       YEAR       DEC. 30,
                                                ENDED       ENDED      ENDED      ENDED       1994 TO
                                               MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,     NOV. 30,
                                                 1999        1998       1997       1996         1995
                                               --------    --------   --------   --------     --------

Net Asset Value, Beginning of Period.........  $  7.54     $   7.95   $  10.45   $   9.68     $  10.00
                                               --------    --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................     0.08         0.15       0.12       0.11         0.05
Net Gains (Losses) on Securities (Realized
  and Unrealized)............................     0.73        (0.16)     (2.19)      0.66        (0.32)
                                               --------    --------   --------   --------     --------
Total From Investment Operations.............     0.81        (0.01)     (2.07)      0.77        (0.27)
                                               --------    --------   --------   --------     --------
LESS DISTRIBUTIONS
Net Investment Income........................    (0.15 )      (0.12)     (0.13)        --        (0.04)
Net Realized Gains...........................    (0.16 )      (0.28)     (0.30)        --        (0.01)
Tax Return of Capital........................       --           --         --         --           --
                                               --------    --------   --------   --------     --------
Total Distributions..........................    (0.31 )      (0.40)     (0.43)        --        (0.05)
                                               --------    --------   --------   --------     --------
Net Asset Value, End of Period...............  $  8.04     $   7.54   $   7.95   $  10.45     $   9.68
                                               --------    --------   --------   --------     --------
                                               --------    --------   --------   --------     --------
Total Return.................................    11.31%#       0.17%    (20.60)%     8.01%       (2.73)%#
                                               --------    --------   --------   --------     --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands)........  $497,309    $450,801   $431,257   $375,488     $147,125
Ratio of Expenses to Average Net Assets**....     0.86%*       0.86%      0.90%      0.99%        1.23%*
Ratio of Net Investment Income to Average Net
  Assets.....................................     2.14%*       1.85%      1.47%      1.38%        1.43%*
Portfolio Turnover Rate......................    12.59%*      18.71%     13.63%     14.52%        1.62%*
Portfolio Turnover Rate of Master Fund
  Series.....................................      N/A          N/A        N/A        N/A          N/A


------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratios for The Continental Small Company Portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                     THE EMERGING MARKETS PORTFOLIO
                                                -------------------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR
                                                SIX MONTHS      ENDED        ENDED       ENDED       ENDED      APRIL 25
                                                 ENDED MAY     NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,     TO NOV.
                                                 31, 1999        1998         1997        1996        1995      30, 1994
                                                -----------    --------     --------    --------    --------    ---------
                                                (UNAUDITED)

Net Asset Value, Beginning of Period.........   $     8.16     $   9.61     $  11.71    $  10.35    $  11.30     $ 10.00
                                                -----------    --------     --------    --------    --------    ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................         0.06         0.13         0.12        0.09        0.06       (0.02)
Net Gains (Losses) on Securities (Realized
  and Unrealized)............................         2.36        (1.32)       (2.13)       1.27       (0.96)       1.32
                                                -----------    --------     --------    --------    --------    ---------
Total From Investment Operations.............         2.42        (1.19)       (2.01)       1.36       (0.90)       1.30
                                                -----------    --------     --------    --------    --------    ---------
LESS DISTRIBUTIONS
Net Investment Income........................        (0.09 )      (0.26)       (0.09)         --       (0.05)         --
Net Realized Gains...........................           --           --           --          --          --          --
                                                -----------    --------     --------    --------    --------    ---------
Total Distributions..........................        (0.09 )      (0.26)       (0.09)         --       (0.05)         --
                                                -----------    --------     --------    --------    --------    ---------
Net Asset Value, End of Period...............   $    10.49     $   8.16     $   9.61    $  11.71    $  10.35     $ 11.30
                                                -----------    --------     --------    --------    --------    ---------
                                                -----------    --------     --------    --------    --------    ---------
Total Return.................................        30.04%#     (12.57)%     (17.27)%     13.18%      (7.96)%     13.00%#
                                                -----------    --------     --------    --------    --------    ---------
Net Assets, End of Period (thousands)........   $  280,239     $225,227     $212,048    $162,025    $ 49,337     $15,731
Ratio of Expenses to Average Net Assets**....         0.95%*       1.00%        0.99%       1.15%       1.58%       2.43%*
Ratio of Net Income to Average Net Assets....         1.71%*       1.19%        1.19%       1.14%       0.98%      (0.44)%*
Portfolio Turnover Rate......................          N/A          N/A          N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................        17.44%        9.76%        0.54%       0.37%       8.17%       1.28%*


------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratios for respective portfolios and their respective pro-rata share of their Master Fund Series for the period ended November 30, 1996 and subsequent periods.


N/A Refer to the respective Master Fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    EMERGING MARKETS             EMERGING MARKETS
                                                    VALUE PORTFOLIO             SMALL CAP PORTFOLIO
                                                ------------------------     -------------------------
                                                                 YEAR        SIX MONTHS       MARCH 5
                                                SIX MONTHS       ENDED          ENDED           TO
                                                 ENDED MAY     NOV. 30,        MAY 31,       NOV. 30,
                                                 31, 1999        1998           1999           1998
                                                -----------    ---------     -----------     ---------
                                                (UNAUDITED)                  (UNAUDITED)


Net Asset Value, Beginning of Period.........   $     8.37     $  10.00      $     9.09        $10.00
                                                -----------    ---------     -----------     ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................         0.23         0.06            0.08         (0.01)
Net Gains (Losses) on Securities (Realized
  and Unrealized)............................         3.22        (1.69)           3.08         (0.90)
                                                -----------    ---------     -----------     ---------
Total From Investment Operations.............         3.45        (1.63)           3.16         (0.91)
                                                -----------    ---------     -----------     ---------
LESS DISTRIBUTIONS
Net Investment Income........................        (0.33 )         --           (0.06 )          --
Net Realized Gains...........................           --           --           (0.30 )          --
                                                -----------    ---------     -----------     ---------
Total Distributions..........................        (0.33 )         --           (0.36 )          --
                                                -----------    ---------     -----------     ---------
Net Asset Value, End of Period...............   $    11.49     $   8.37      $    11.89        $ 9.09
                                                -----------    ---------     -----------     ---------
                                                -----------    ---------     -----------     ---------
Total Return.................................        42.88%#     (16.30)%#        36.08%#       (9.10)%#
                                                -----------    ---------     -----------     ---------
Net Assets, End of Period (thousands)........   $   33,103     $ 10,969      $   10,615        $5,021
Ratio of Expenses to Average Net Assets**....         2.45%*       1.96%*(a)       1.84%*        2.36%*(a)
Ratio of Net Income to Average Net Assets....         2.51%*       3.24%*(a)       1.42%*       (0.29)%*(a)
Portfolio Turnover Rate......................          N/A          N/A             N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................        21.02%*      34.84%(b)       30.09%*       13.41%


------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratios for respective portfolios and their respective pro-rata share of their Master Fund Series for the period ended November 30, 1996 and subsequent periods.

(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.


(b) Calculated for the period ended November 30, 1998.



N/A Refer to the respective Master Fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO(1)
                                          ---------------------------------------------------------------
                                            SIX
                                           MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                           ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------

Net Asset Value, Beginning of Period....  $ 10.22    $  10.23   $  10.24   $  10.21   $  10.05   $  10.28
                                          --------   --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................     0.26        0.57       0.59       0.56       0.60       0.46
Net Gain (Losses) on Securities
  (Realized and Unrealized).............    (0.02 )        --      (0.01)      0.03       0.17      (0.21)
                                          --------   --------   --------   --------   --------   --------
Total From Investment Operations........     0.24        0.57       0.58       0.59       0.77       0.25
                                          --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
Net Investment Income...................    (0.25 )     (0.57)     (0.59)     (0.56)     (0.60)     (0.46)
Net Realized Gain.......................    (0.01 )     (0.01)        --         --      (0.01)     (0.02)
                                          --------   --------   --------   --------   --------   --------
Total Distributions.....................    (0.26 )     (0.58)     (0.59)     (0.56)     (0.61)     (0.48)
                                          --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period..........  $ 10.20    $  10.22   $  10.23   $  10.24   $  10.21   $  10.05
                                          --------   --------   --------   --------   --------   --------
                                          --------   --------   --------   --------   --------   --------
Total Return............................     2.34%#      5.74%      5.84%      5.94%      7.80%      2.48%
                                          --------   --------   --------   --------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands)...  $804,630   $752,510   $752,237   $854,521   $704,950   $592,226
Ratio of Expenses to Average Net
  Assets**..............................     0.21%*      0.21%      0.22%      0.21%      0.20%      0.21%
Ratio of Net Income to Average Net
  Assets................................     4.85%*      5.51%      5.79%      5.39%      5.86%      4.47%
Portfolio Turnover Rate.................      N/A         N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................    63.46%*     23.62%     82.84%     95.84%     81.31%    140.82%


------------------------------

(1) Restated to reflect 900% stock dividend as of January 2, 1996.

*   Annualized

#  Non-annualized

** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                           THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           -----------------------------------------------
                                             SIX
                                            MONTHS       YEAR          YEAR        FEB. 9
                                            ENDED       ENDED         ENDED          TO
                                           MAY 31,     NOV. 30,      NOV. 30,     NOV. 30,
                                             1999        1998          1997         1996
                                           --------    --------      --------     --------

Net Asset Value, Beginning of Period....   $ 10.21     $  10.40      $  10.37     $  10.00
                                           --------    --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................      0.16         0.61          0.69         0.24
Net Gains (Losses) on Securities
  (Realized and Unrealized).............      0.11         0.01         (0.12)        0.35
                                           --------    --------      --------     --------
Total From Investment Operations........      0.27         0.62          0.57         0.59
                                           --------    --------      --------     --------
LESS DISTRIBUTIONS
Net Investment Income...................     (0.16 )      (0.79)        (0.53)       (0.22)
Net Realized Gain.......................        --        (0.02)        (0.01)          --
                                           --------    --------      --------     --------
Total Distributions.....................     (0.16 )      (0.81)        (0.54)       (0.22)
                                           --------    --------      --------     --------
Net Asset Value, End of Period..........   $ 10.32     $  10.21      $  10.40     $  10.37
                                           --------    --------      --------     --------
                                           --------    --------      --------     --------
Total Return............................      2.63%#       6.39%         5.66%        6.01%#
                                           --------    --------      --------     --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands)...   $472,666    $440,885      $418,905     $319,343
Ratio of Expenses to Average Net
  Assets**..............................      0.29%*       0.29%         0.34%        0.33%#
Ratio of Net Income to Average Net
  Assets................................      2.78%*       5.90%         6.70%        3.10%#
Portfolio Turnover Rate.................       N/A          N/A           N/A          N/A
Portfolio Turnover Rate of Master Fund
  Series................................     44.46%*     112.93%       119.27%       87.07%


------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                             THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                               -------------------------------------------------------------------
                                                                YEAR       YEAR       YEAR       YEAR       YEAR
                                               SIX MONTHS      ENDED      ENDED      ENDED      ENDED      ENDED
                                               ENDED MAY      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                31, 1999        1998       1997       1996       1995       1994
                                               ----------     --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period.........   $  10.35      $  10.36   $  10.42   $  10.05   $   9.75   $  10.55
                                               ----------     --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.23          0.54       0.59       0.65       0.59       0.48
Net Gains (Losses) on Securities (Realized
  and Unrealized)............................      (0.03)         0.01      (0.06)      0.09       0.30      (0.80)
                                               ----------     --------   --------   --------   --------   --------
Total From Investment Operations.............       0.20          0.55       0.53       0.74       0.89      (0.32)
                                               ----------     --------   --------   --------   --------   --------
LESS DISTRIBUTIONS
Net Investment Income........................      (0.31)        (0.56)     (0.59)     (0.37)     (0.59)     (0.48)
Net Realized Gains...........................         --            --         --         --         --         --
                                               ----------     --------   --------   --------   --------   --------
Total Distributions..........................      (0.31)        (0.56)     (0.59)     (0.37)     (0.59)     (0.48)
                                               ----------     --------   --------   --------   --------   --------
Net Asset Value, End of Period...............   $  10.24      $  10.35   $  10.36   $  10.42   $  10.05   $   9.75
                                               ----------     --------   --------   --------   --------   --------
                                               ----------     --------   --------   --------   --------   --------
Total Return.................................       2.03%#        5.50%      5.39%      7.51%      9.35%     (3.13)%
                                               ----------     --------   --------   --------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands)........   $217,084      $210,986   $204,377   $174,386   $300,921   $235,554
Ratio of Expenses to Average Net Assets......       0.29%*        0.29%      0.29%      0.30%      0.28%      0.31%
Ratio of Net Income to Average Net Assets....       4.67%*        5.18%      5.95%      5.63%      6.14%      5.08%
Portfolio Turnover Rate......................       0.00%*        6.93%     27.78%    211.97%    398.09%     52.39%


------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.


*   Annualized



#  Non-annualized

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                              ------------------------------------------------------------------
                                                             YEAR       YEAR       YEAR       YEAR       YEAR
                                                             ENDED      ENDED      ENDED      ENDED      ENDED
                                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                             1998       1997       1996       1995       1994
                                              SIX MONTHS   ---------  ---------  ---------  ---------  ---------
                                                 ENDED
                                                MAY 31,
                                                 1999
                                              -----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........   $   10.65   $   10.88  $   11.04  $   10.51  $    9.81  $   10.56
                                              -----------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................        0.39        0.45       0.48       0.50       0.39       0.35
Net Gains (Losses) on Securities (Realized
  and Unrealized)...........................       (0.08)       0.42       0.33       0.61       1.08      (0.65)
                                              -----------  ---------  ---------  ---------  ---------  ---------
Total From Investment Operations............        0.31        0.87       0.81       1.11       1.47      (0.30)
                                              -----------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
Net Investment Income.......................       (0.25)      (1.04)     (0.88)     (0.58)     (0.77)     (0.44)
Net Realized Gains..........................       (0.07)      (0.06)     (0.09)        --         --      (0.01)
Total Distributions.........................       (0.32)      (1.10)     (0.97)     (0.58)     (0.77)     (0.45)
                                              -----------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period..............   $   10.64   $   10.65  $   10.88  $   11.04  $   10.51  $    9.81
                                              -----------  ---------  ---------  ---------  ---------  ---------
                                              -----------  ---------  ---------  ---------  ---------  ---------
Total Return................................        2.95%#      8.78%      7.87%     11.13%     15.23%     (2.91)%
                                              -----------  ---------  ---------  ---------  ---------  ---------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands).......  $  439,468   $ 371,619  $ 250,078  $ 165,772  $ 208,166  $ 135,529
Ratio of Expenses to Average Net Assets.....        0.39%*      0.41%      0.42%      0.46%      0.46%      0.49%
Ratio of Net Investment Income to Average
  Net Assets................................        3.59%*      3.87%      4.50%      4.88%      5.80%      5.75%
Portfolio Turnover Rate.....................       69.05%*     74.36%     95.12%     97.78%    130.41%    113.55%


------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.


*   Annualized



#  Non-annualized

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS
                           -------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                    -----------------------------------------------------------
                                                                YEAR      YEAR      YEAR      YEAR       YEAR
                                                               ENDED     ENDED     ENDED     ENDED      ENDED
                                                              NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,
                                                                1998      1997      1996      1995       1994
                                                      SIX     --------  --------  --------  --------   --------
                                                     MONTHS
                                                     ENDED
                                                    MAY 31,
                                                      1999
                                                    --------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............  $ 11.78   $  11.28  $  11.22  $  11.24  $ 10.22    $ 11.59
                                                    --------  --------  --------  --------  --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.............................     0.30       0.61      0.66      0.65     0.70       0.69
Net Gains (Losses) on Securities (Realized and
  Unrealized).....................................    (0.59 )     0.59      0.06     (0.13)    1.11      (1.22 )
                                                    --------  --------  --------  --------  --------   --------
Total From Investment Operations..................    (0.29 )     1.20      0.72      0.52     1.81      (0.53 )
                                                    --------  --------  --------  --------  --------   --------
LESS DISTRIBUTIONS
Net Investment Income.............................    (0.28 )    (0.65)    (0.66)    (0.50)   (0.70 )    (0.68 )
Net Realized Gains................................    (0.08 )    (0.05)       --     (0.04)   (0.09 )    (0.16 )
Total Distributions...............................    (0.36 )    (0.70)    (0.66)    (0.54)   (0.79 )    (0.84 )
                                                    --------  --------  --------  --------  --------   --------
Net Asset Value, End of Period....................  $ 11.13   $  11.78  $  11.28  $  11.22  $ 11.24    $ 10.22
                                                    --------  --------  --------  --------  --------   --------
                                                    --------  --------  --------  --------  --------   --------
Total Return......................................    (2.59 )%#    11.07%     6.75%     4.98%   18.04%   (4.72 )%
                                                    --------  --------  --------  --------  --------   --------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands).............  $243,539  $239,035  $136,555  $107,944  $78,087    $60,827
Ratio of Expenses to Average Net Assets...........     0.23%*     0.24%     0.25%     0.26%    0.27%      0.29%
Ratio of Net Investment Income to Average Net
  Assets..........................................     5.43%*     5.77%     6.20%     6.22%    6.44%      6.45%
Portfolio Turnover Rate...........................    13.91%*    23.79%    24.06%    30.84%   40.79%     27.15%
Portfolio Turnover Rate of Master Fund Series.....       --         --        --        --       --         --


------------------------------

Restated to reflect a 900% stock dividend as of January 2, 1996.


*   Annualized



#  Non-annualized

                               SERVICE PROVIDERS

               INVESTMENT ADVISOR                               CUSTODIAN--DOMESTIC

         DIMENSIONAL FUND ADVISORS INC.                          PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                          400 Bellevue Parkway
             Santa Monica, CA 90401                             Wilmington, DE 19809
            Tel. No. (310) 395-8005

                  SUB-ADVISORS                        ACCOUNTING SERVICES, DIVIDEND DISBURSING
         DIMENSIONAL FUND ADVISORS LTD.                          AND TRANSFER AGENT
               14 Berkeley Street                                    PFPC INC.
                 London W1X 5AD                                 400 Bellevue Parkway
                    England                                     Wilmington, DE 19809
            Tel. No. (171) 495-2343

             DFA AUSTRALIA LIMITED                                 LEGAL COUNSEL
          Suite 2001, Level 20 Gateway                 STRADLEY, RONON, STEVENS & YOUNG, LLP
               1 MacQuarie Place                              2600 One Commerce Square
          Sydney, New South Wales 2000                      Philadelphia, PA 19103-7098
                   Australia
           Tel. No. (612) 9 247-7822

           CUSTODIANS--INTERNATIONAL                          INDEPENDENT ACCOUNTANTS
                 CITIBANK, N.A.                              PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                               2400 Eleven Penn Center
               New York, NY 10005                              Philadelphia, PA 19103
            THE CHASE MANHATTAN BANK
            4 Chase Metrotech Center
               Brooklyn, NY 11245

                         DFA INVESTMENT DIMENSIONS GROUP INC.

                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                   September 13, 1999


     DFA Investment Dimensions Group Inc. ("DFAIDG") is an open-end management investment company that offers thirty-eight series of shares. Dimensional Investment Group Inc. ("DIG") is an open-end management investment company that offers sixteen series of shares. This statement of additional information ("SAI") relates to thirty-one series of DFAIDG and one series of DIG (individually, a "Portfolio" and collectively, the "Portfolios"):

                             DOMESTIC EQUITY PORTFOLIOS



U.S. Large Company Portfolio (FEEDER)                    U.S. 6-10 Value Portfolio (FEEDER)
Enhanced U.S. Large Company Portfolio (FEEDER)           U.S. 6-10 Small Company Portfolio (FEEDER)
U.S. Large Cap Value Portfolio (FEEDER)                  Tax-Managed U.S. 6-10 Small Company Portfolio
Tax-Managed U.S. Marketwide Value Portfolio (FEEDER)     Tax-Managed U.S. 6-10 Small Company Portfolio X
Tax-Managed U.S. Marketwide Value Portfolio X (FEEDER)   U.S. 9-10 Small Company Portfolio (FEEDER)
U.S. 4-10 Value Portfolio (FEEDER)                       DFA Real Estate Securities Portfolio
Tax-Managed U.S. 5-10 Value Portfolio
Tax-Managed U.S. 5-10 Value Portfolio X

                                 INTERNATIONAL EQUITY PORTFOLIOS


Large Cap International Portfolio                        United Kingdom Small Company Portfolio (FEEDER)
DFA International Value Portfolio (FEEDER)               Continental Small Company Portfolio (FEEDER)
Tax-Managed DFA International Value Portfolio            DFA International Small Cap Value Portfolio
Tax-Managed DFA International Value Portfolio X          Emerging Markets Portfolio (FEEDER)
International Small Company Portfolio                    Emerging Markets Value Portfolio (FEEDER)
Japanese Small Company Portfolio (FEEDER)                Emerging Markets Small Cap Portfolio (FEEDER)
Pacific Rim Small Company Portfolio (FEEDER)

                                      FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio (FEEDER)             DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio (FEEDER)      DFA Intermediate Government Fixed Income Portfolio
DFA Five-Year Government Portfolio




     This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated September 13, 1999, as amended from time to time. The audited financial statements and financial highlights of the Funds are incorporated by reference from each Fund's annual report to shareholders and the unaudited financial information for the period ended May 31, 1999 is incorporated by reference from the Funds' semi-annual reports to shareholders. The prospectus and the annual and semi-annual reports can be obtained by writing to the above address or by calling the above telephone number.

                                  TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES . . . . . . . . . . . . . . . . . .3

BROKERAGE COMMISSIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .3

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .5

OPTIONS ON STOCK INDICES . . . . . . . . . . . . . . . . . . . . . . . . .9

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

CASH MANAGEMENT PRACTICES. . . . . . . . . . . . . . . . . . . . . . . . 12

CONVERTIBLE DEBENTURES . . . . . . . . . . . . . . . . . . . . . . . . . 13

PORTFOLIO TURNOVER RATES . . . . . . . . . . . . . . . . . . . . . . . . 13

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . 14

SERVICES TO THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . 16

ADVISORY FEES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

SHAREHOLDER RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 23

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . 23

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . 29

REDEMPTION AND TRANSFER OF SHARES. . . . . . . . . . . . . . . . . . . . 30

TAXATION OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . 30

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . 32

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . 34


                        PORTFOLIO CHARACTERISTICS AND POLICIES

     Each of the Portfolios identified as a "Feeder" (a "Feeder Portfolio") on the cover page of this SAI seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of the DFA Investment Trust Company (the "Trust") or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund Inc. The series of the Trust and Dimensional Emerging Markets Value Fund Inc. are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios and each Master Fund, and provides administrative services to the Feeder Portfolios and International Small Company Portfolio. The International Small Company Portfolio seeks to achieve its investment objective by investing in up to four Master Funds (the "International Master Funds"). Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

     Each of the Portfolios and the Master Funds, other than the Five-Year Global Fixed Income Portfolio, are diversified under the federal securities laws and regulations.

     Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

                                BROKERAGE COMMISSIONS

     The following table depicts brokerage commissions paid by the designated Portfolios and Master Funds. For the Feeder Portfolios, the amounts include commissions paid by the corresponding Master Fund.

                                BROKERAGE COMMISSIONS
                 FISCAL YEARS ENDED NOVEMBER 30, 1998, 1997 and 1996

                                                                                           1998               1997            1996
                                                                                           ----               ----            ----
U.S. Large Company Series....................................................      $     15,841      $      40,689    $     72,262
Enhanced U.S. Large Company Series...........................................             2,210             10,284           1,650
U.S. Large Cap Value Series..................................................         1,116,421            929,005         934,452
U.S. 4-10 Value Series.......................................................           717,873                -0-             -0-
U.S. 6-10 Value Series.......................................................         4,289,226          4,591,853       2,754,009
U.S. 6-10 Small Company Series...............................................         1,022,535            855,652         473,887
U.S. 9-10 Small Company Portfolio............................................         1,541,534          1,641,020       1,704,251
DFA Real Estate Securities Portfolio.........................................            66,659             53,646          39,007
Large Cap International Portfolio............................................            32,512              9,322          42,633
DFA International Value Series...............................................           763,022          1,133,787       1,251,242
Japanese Small Company Series................................................           300,862            602,098         466,795
Pacific Rim Small Company Series.............................................           316,644            485,846         181,812
United Kingdom Small Company Series..........................................           116,482             68,028          86,854
Continental Small Company Series.............................................           278,568            145,195         214,631
DFA International Small Cap Value Portfolio..................................           573,200            921,326       1,472,685
Emerging Markets Series......................................................           375,895            559,853         437,088
Emerging Markets Value Portfolio (Dimensional                                           638,643             79,005          14,699
Emerging Markets Value Fund Inc.)............................................
Emerging Markets Small Cap Series............................................            40,579                -0-             -0-
TOTAL........................................................................       $12,208,706        $12,126,609     $10,147,957
                                                                                    -----------        -----------     -----------
                                                                                    -----------

     The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Portfolios. The Tax-Managed Portfolios and their Master Funds had not begun operations as of November 30, 1998.


     Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and International Small Company Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and the International Master Funds, respectively.

     The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series. Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.


     The OTC companies eligible for purchase by the U.S. 9-10 Small Company Portfolio, the U.S. 6-10 Small Company Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 4-10 Value Portfolio and the DFA Real Estate Securities Portfolio, the Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X, the Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X and the Tax-Managed U.S. Marketwide Value Series and Series X are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price.
 Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.


     Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions.
Instinet charges a commission for each trade executed on its system. On any given trade, the U.S. 9-10 Small Company Portfolio, the U.S. 6-10 Small Company Portfolio, the Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, the Value Portfolios and the DFA Real Estate Securities Portfolio, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

     During the fiscal year 1998, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:


                                                     VALUE OF
                                                    SECURITIES      BROKERAGE
                                                   TRANSACTIONS    COMMISSIONS
                                                   ------------   ------------
U.S. Large Cap Value............................  $   71,611,201  $     65,046
U.S. 4-10 Value                                       89,593,893       260,598
U.S. 6-10 Value.................................     328,395,637       983,614
U.S. 6-10 Small Company.........................     210,827,199       497,918
U.S. 9-10 Small Company.........................     121,765,353       345,522
DFA Real Estate Securities......................      12,717,726        15,669
DFA International Value.........................       2,427,926        15,569
Japanese Small Company..........................      22,628,881       150,514
Pacific Rim Small Company.......................       8,995,911        39,849
DFA International Small Cap Value...............       5,932,509        37,175
Emerging Markets Value..........................          29,082           116
TOTAL...........................................    $874,925,318    $2,411,590

     The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.
Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

     Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The Japanese Small Company Series has been able to avail itself of institutional discounts. The Series' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Series will continue to be able to realize the benefit of discounts from fixed commissions.

     A Feeder Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

                            INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

     The Portfolios will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, except the DFA Real Estate Securities Portfolio, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios except the U.S. 9-10 and 6-10 Small Company Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio may purchase or sell financial futures contracts and options thereon; and the Enhanced U.S. Large Company Portfolio may purchase, sell and enter into indices-related futures contracts, options on such futures contracts, securities-related swap agreements and other derivative instruments;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors; and, with respect to the Emerging Markets Value Portfolio, except through the acquisition of publicly-traded debt securities and short-term money instruments;

     (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer; provided that this limitation applies to 100% of the total assets of the U.S. 9-10 Small Company Portfolio and the DFA Five-Year Global Fixed Income Portfolio is not subject to this limitation;


     (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. 4-10 Value Portfolio, Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X and Emerging Markets Value Portfolios are not subject to this limitation;


     (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of a Portfolio's gross assets valued at the lower of market or cost; provided that each Portfolio, other than the U.S. 9-10 Small Company, Japanese Small Company, DFA One-Year Fixed Income, DFA Intermediate Government Fixed Income, DFA Five-Year Government and Emerging Markets Value Portfolios, may borrow amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans; and with respect to the Emerging Markets Value Portfolio, borrow, except in connection with a foreign currency transaction, the settlement of a portfolio trade, as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests, and, in no event in excess of 33% of the Fund's net assets valued at market;


     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the U.S. 4-10 Value Portfolio, Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value
Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, and Emerging Markets Value Portfolios are not subject to this limitation;


     (7) invest more than 10% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Enhanced U.S. Large Company Portfolio, U.S. 4-10 Value Portfolio, Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-
Managed DFA International Value Portfolio and Portfolio X, DFA Two-Year Global Fixed Income Portfolio, International Small Company, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolios are not subject to this limitation and the DFA Real Estate Securities Portfolio, the U.S. 6-10 Value Portfolio, the U.S. Large Cap Value Portfolio, the DFA International Value Portfolio, the U.S. 6-10 Small Company Portfolio, the Emerging Markets Portfolio and DFA International Small Cap Value Portfolio may invest not more than 15% of their total assets in illiquid securities;


     (8)  engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company; provided that the U.S. 9-10 Small Company Portfolio, the U.S. 4-10 Value Portfolio, Tax-Managed U.S. 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X and Tax-Managed DFA International Value Portfolio and Portfolio X are not subject to this limitation;



     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that (a) the DFA Real Estate Securities Portfolio may invest in a REIT that is registered as an investment company; (b) each of the U.S. 4-10 Value Portfolio, Enhanced U.S. Large Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, International Small Company Portfolio, U.S. 9-10 Small Company Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X and Tax-Managed DFA International Value Portfolio and Portfolio X may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;



(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation; except this limitation does not apply to the U.S. 9-10 Small Company Portfolio, U.S. 4-10 Value Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, Emerging Markets Value Portfolio and DFA Real Estate Securities Portfolios;



     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except that (a) DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;" and (b) DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry;


     (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the Enhanced U.S. Large Company Portfolio, the U.S. 4-10 Value Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, and Emerging Markets Value Portfolios are not subject to these limitations;


     (14) purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. 4-10 Value Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, and Emerging Markets Value Portfolios are not subject to this limitation;


     (15) purchase securities on margin or sell short; provided that the U.S. 4-10 Value Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, and Emerging Markets Value Portfolios are not subject to the limitation on selling securities short;


     (16) acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the DFA Real Estate Securities Portfolio, the Value Portfolios, the Emerging Markets Portfolio, the Emerging Markets Small Cap

Portfolio, the DFA International Small Cap Value Portfolio and the Emerging Markets Value Portfolio; and (b) the Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X and the U.S. 9-10 Small Company Portfolio are not subject to this limitation; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit each Feeder Portfolio and International Small Company Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds or the International Master Funds, respectively. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

     The investment limitations described in (1) and (15) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations; and the investment limitations described in (1), (13) and (15) above do not prohibit the Enhanced U.S. Large Company Portfolio from: (i) making margin deposits in connection with transactions in options; and (ii) maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

     For purposes of (5) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (indirectly through their investment in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Funds' behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Funds have no present intent to engage in any other types of borrowing transactions under this authority.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

     For the purposes of (7) above, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds) and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     For purposes of (12) above, the DFA Five-Year Global Fixed Income Portfolio will not concentrate its investments in a single industry. This means that it will not invest more than 25% of its assets in securities of companies in any one industry. Management does not consider securities which are issued by the U.S. government or its agencies or instrumentalities to be investments in an "industry." However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of the Portfolio's total assets will be invested in securities issued by any one foreign government or supranational organization. The Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio's policy of not being concentrated in any single industry.


      Although not a fundamental policy subject to shareholder approval:
(1) the Large Cap International and Small Company Portfolios, including the U.S. 6-10 Small Company Portfolio, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio (directly or indirectly) through their investment in the Master Funds, do not intend to purchase interests in any real estate investment trust; and (2) the Enhanced U.S. Large Company Portfolio, U.S. 4-10 Value Portfolio, Tax-Managed 5-10 Value Portfolio and Portfolio X, Tax-Managed U.S. 6-10 Small Company Portfolio and Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio and Portfolio X, Tax-Managed DFA International Value Portfolio and Portfolio X, DFA Two-Year Global Fixed Income Portfolio, International Small Company Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.


     The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios (directly or indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Value Portfolio, the DFA International Value Portfolio, Tax-Managed DFA International Value Portfolio and Portfolio X and the DFA Real Estate Securities Portfolio (directly or indirectly through their investment in the Master Funds), have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.


     Notwithstanding any of the above investment restrictions, the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Master Funds or the Dimensional Emerging Markets Value Fund or whose use is otherwise considered by the Master Funds or the Dimensional Emerging Markets Value Fund to be advisable. Each Master Fund or the Dimensional Emerging Markets Value Fund would "look through" any such vehicle to determine compliance with its investment restrictions.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the Portfolios' and Master Funds' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Funds' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                        OPTIONS ON STOCK INDICES

     The Enhanced U.S. Large Company Series may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Enhanced U.S. Large Company Series will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Series in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Series will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Series desires.

     The Enhanced U.S. Large Company Series will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Series will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

     If an option written by the Enhanced U.S. Large Company Series expires, the Series realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S.Large Company Series expires unexercised, the Series realizes a loss equal to the premium paid.

     The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Series is an asset of the Series. The premium received for an option written by the Series is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS ON INDICES

     There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Series is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Series will realize a loss in the amount of the premium paid and any transaction costs.

     A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Series intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Series will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Series may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Series would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Series, the inability to enter into a closing transaction may result in material losses to the Series.

     Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Series would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

     The Enhanced U.S. Large Company Series' activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Series may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

INVESTMENT LIMITATIONS ON OPTIONS TRANSACTIONS

     The ability of the Enhanced U.S. Large Company Series to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Series will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

                              FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and, with respect to the International Small Company Portfolio, the International Master Funds.

     All Portfolios, except the U.S. 9-10 and 6-10 Small Company Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio, may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio and its corresponding Master Fund) may enter into futures contracts and options on future contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios or Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.  Pursuant to published positions of the Commission, the Portfolios or Master Funds may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under
                                       11
applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                          CASH MANAGEMENT PRACTICES

     All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

     All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

                                                                                                               Percentage
           Portfolios and Master Funds                        Permissible Cash Investment                     Guidelines*
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Large Company                                 Short-term fixed income obligations same as One-
                                                   Year Fixed Income Portfolio; index futures
                                                   contracts and options thereon***                                 5%

-----------------------------------------------------------------------------------------------------------------------------------
Enhanced U.S. Large Company                        Short-term fixed income obligations same as Two-                N.A.
                                                   Year Global Fixed Income Portfolio; shares of
                                                   money market mutual funds**; index futures
                                                   contracts and options thereon***
-----------------------------------------------------------------------------------------------------------------------------------
U.S. and International Small Company               No limitations                                                  20%
-----------------------------------------------------------------------------------------------------------------------------------
The Value Portfolios and Master Funds              High quality, highly liquid fixed income
and U.S. Tax-Managed Value Portfolios              securities such as money market instruments;
                                                   index futures contracts and options thereon***                  20%
-----------------------------------------------------------------------------------------------------------------------------------
DFA Real Estate Securities Portfolio               Fixed income obligations such as money market
                                                   instruments; index futures contracts and options
                                                   thereon***                                                      20%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap International Portfolio                  Fixed income obligations such as money market
                                                   instruments; index futures contracts and options
                                                   thereon***                                                      20%
-----------------------------------------------------------------------------------------------------------------------------------
International Small Company Portfolio              Short-term, high quality fixed income obligations          Small portion
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
DFA International Small Cap Value Portfolio        Index future contracts and options thereon***                  ***
-----------------------------------------------------------------------------------------------------------------------------------
International Value and                            Fixed income obligations such as money market
Tax-Managed International Value                    instruments; index futures contracts and options
Portfolio and Portfolio X                          thereon***                                                     20%
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolios and Master Funds       Money market instruments; highly liquid debt
                                                   securities; freely convertible currencies;
                                                   Emerging Markets Series may invest in shares of
                                                   money market mutual funds**; index futures
                                                   contracts and options thereon***                               10%
-----------------------------------------------------------------------------------------------------------------------------------
DFA Intermediate Government                        Future contracts on U.S. Treasury securities or
  Fixed Income Portfolio                           options on such contracts                                     N.A.
-----------------------------------------------------------------------------------------------------------------------------------

     *The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

     **Investments in money market mutual funds may involve duplication of certain fees and expenses.

     ***To the extent that such Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

                            CONVERTIBLE DEBENTURES

     Each of the International Equity Portfolios may invest up to 5% of its assets in convertible debentures issued by non U.S. companies located in the countries where the Portfolios are permitted to invest. In addition, the 6-10 Series and the 9-10 Series are authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

                           PORTFOLIO TURNOVER RATES

     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The portfolio turnover rate for the U.S. 4-10 Value Series is anticipated to be approximately 35%. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the Small Company Portfolios ordinarily are anticipated to be low. The turnover rate for the International Small Company Portfolio is not expected to exceed 25% per year. Because the DFA Real Estate Securities Portfolio generally will hold securities for the long-term, its turnover rate ordinarily is anticipated to be low. The portfolio turnover rate of the Emerging Markets Small Cap Series ordinarily is anticipated to be low and is not expected to exceed 20% per year. The portfolio turnover rate of the Emerging Markets Fund is anticipated to be approximately 20%-90%, which reflects the purchase of value stocks and the sale of non-value stocks.

                            DIRECTORS AND OFFICERS

     The Board of Directors of each Fund is responsible for establishing Fund policies and for overseeing the management of that Fund. Each of the Directors and officers of DFAIDG is also a Director and officer of DIG, a Trustee and officer of the Trust and a Director and officer of the Dimensional Emerging Markets Value Fund. The Directors of the Funds, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.


     The names, locations and dates of birth of the Directors and officers of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS


     David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd. Director, SA Funds.


     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.


     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company (registered investment company). Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and Harbor Investment Advisors. Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Principal and Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, Trustee, First Prairie Funds (registered investment company).


     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting).

     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. and Public Director, Chicago Mercantile Exchange.


     Myron S. Scholes, (7/1/41), Director, Menlo Park, CA.
Frank E. Buck Professor Emeritus of Finance, Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc., Benham Capital Management Group of Investment Companies. Consultant, Arbor Investors and Oak Hill Capital Management. Formerly, Limited Partner, Long-Term Capital Management L.P. (money manager).

     Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.
____________________________________________
*  Interested Director of the Funds.

OFFICERS

     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Value Fund Inc.

     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


     James Davis, (       ),


     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.


     Judith A. Jonas, (11/27/55), Vice President, Santa Monica, CA. Vice President of all Entities. Vice President Wells Fargo Bank, N.A. from 1989-1990; Vice President Demko, Baer & Associates, 1991.



     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.


     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (Assistant Secretary for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.


     David Plecha, (10/26/61), Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., # (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.


     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Vice President, Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     # Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of each Fund's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from each Fund during the fiscal year ended November 30, 1998 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


Director                        Aggregate       Aggregate    Total Compensation
                              Compensation     Compensation      from Fund
                               From DFAIDG      from DIG     and Fund Complex *
George M. Constantinides.....    $15,000         $5,000           $30,000
John P. Gould................    $15,000         $5,000           $30,000
Roger G. Ibbotson............    $15,000         $5,000           $30,000
Merton H. Miller.............    $15,000         $5,000           $30,000
Myron S. Scholes.............    $15,000         $5,000           $30,000

* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

                             SERVICES TO THE FUNDS

ADMINISTRATIVE SERVICES--THE FEEDER PORTFOLIOS AND INTERNATIONAL SMALL COMPANY PORTFOLIO

     The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolios and International Small Company Portfolio are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:


U.S. Large Company..........................................    0.125%(a)
Enhanced U.S. Large Company.................................    0.15%(b)
U.S. Large Cap Value........................................    0.15%
U.S. 4-10 Value.............................................    0.30%
U.S. 6-10 Value.............................................    0.30%
U.S. 6-10 Small Company.....................................    0.32%
U.S. 9-10 Small Company.....................................    0.40%
DFA International Value.....................................    0.20%
International Small Company.................................    0.40%(d)
Japanese Small Company......................................    0.40%(c)
Pacific Rim Small Company...................................    0.40%(c)
United Kingdom Small Company................................    0.40%(c)
Continental Small Company...................................    0.40%(c)
Emerging Markets............................................    0.40%
Emerging Markets Value......................................    0.40%
Emerging Markets Small Cap..................................    0.45%
DFA One-Year Fixed Income...................................    0.10%
DFA Two-Year Global Fixed Income............................    0.10%
Tax-Managed U.S. Marketwide Value...........................    0.15%
Tax-Managed U.S. Marketwide Value X.........................    0.15%

(a) Pursuant to the terms of the administration agreement between U.S. Large Company Portfolio and the Advisor, the Advisor has agreed to waive a portion of its administration fee and/or assume the expenses of the Portfolio to the extent (1) necessary to pay the ordinary operating expenses of the Portfolio (except the administration fee); and (2) that the direct expenses the portfolio bears as a shareholder of the Master Fund, on an annual basis, exceeds 0.025% of the Portfolio's average net assets. Beginning August 9, 1996, in addition to the waiver/assumption effective on December 1, 1995, the Advisor has agreed to assume expenses or waive the fee payable by the U.S. Large Company Portfolio under the administration agreement by an additional .09% of average assets on an annual basis. The above fees reflect that waiver.

(b) Effective August 1, 1997, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the direct and indirect cumulative annual expenses of the Enhanced U.S. Large Company Portfolio to not more than 0.45% of average net assets of the Portfolio on an annualized basis.

(c) Effective August 9, 1996, the Advisor has agreed to waive its administration fee and assume the direct expenses of the Japanese Small Company, United Kingdom Small Company, Continental Small Company and Pacific Rim Small Company Portfolios to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of average net assets of the Portfolio on an annualized basis; this arrangement does not extend to the fees and expenses of the Master Funds.

(d) The Advisor has agreed to waive its administration fee and assume the direct expenses of the International Small Company Portfolio to the extent necessary to keep the administration fee and direct annual expenses of the Portfolio to not more than 0.45% of average net assets of the Portfolio on an annualized basis.

     For the fiscal years ended November 30, 1998, 1997 and 1996, the Portfolios (or their corresponding Master Funds) paid administrative fees to the Advisor as set forth in the following table:


                                                1998           1997          1996
                                                (000)          (000)         (000)
U.S. Large Company Portfolio..............  $     963(5)  $      572(1)  $     279(3)
Enhanced U.S. Large Company Portfolio.....  $      79(6)  $       50(2)  $      13
U.S. Large Cap Value Portfolio............  $   1,486     $    1,045     $     591
U.S. 6-10 Value Portfolio.................  $   6,775     $    5,061     $   2,825
U.S. 6-10 Small Company Portfolio.........  $   1,111     $      908     $     728
U.S. 9-10 Small Company Portfolio.........  $   5,831     $       --           n/a
DFA International Value Portfolio.........  $     828     $       937    $     751
International Small Company Portfolio.....  $   1,058(7)  $       753    $      63(4)
Japanese Small Company Portfolio..........  $     459     $       809    $     403
Pacific Rim Small Company Portfolio.......  $     366     $       784    $     252
United Kingdom Small Company Portfolio....  $     433     $       605    $     201
Continental Small Company Portfolio.......  $     911     $     1,134    $     376
Emerging Markets Portfolio................  $     847     $       890    $     443
Emerging Markets Value Portfolio..........  $      10             n/a          n/a
Emerging Markets Small Cap Portfolio......  $       8     $        --    $      --
DFA One-Year Fixed Income Portfolio.......  $     766     $       768    $     770
DFA Two-Year Global Fixed Income Portfolio  $     427     $       370    $     216


                         (1) $ 37 after waiver          (5) $174 after waiver

                         (2) $ 44 after waiver          (6) $  76 after waiver
                         (3) $ 0 after waiver           (7) $1,044 after waiver
                         (4) $ 50 after waiver

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth in the following table:

DFA REAL ESTATE SECURITIES PORTFOLIO
     .10% of the first $200 million of net assets
     .075% of the next $200 million of net assets
     .05% of the next $200 million of net assets
     .03% of the next $200 million of net assets
     .02% of net assets over $800 million
The DFA Real Estate Securities Portfolio is subject to a $4,900 per month minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.


LARGE CAP INTERNATIONAL PORTFOLIO
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Tax-Managed DFA INTERNATIONAL VALUE PORTFOLIO
Tax-Managed DFA INTERNATIONAL VALUE PORTFOLIO X
CHARGES FOR EACH PORTFOLIO:
     .1230% of the first $300 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of the net assets over $850 million
The Large Cap International Portfolio and the DFA International Small Cap Value Portfolio are each subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.


DFA FIVE-YEAR GOVERNMENT PORTFOLIO
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Charges for each Portfolio:
     .0513% of the first $100 million of net assets
     .0308% of the next $100 million of net assets
     .0205% of net assets over $200 million

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
     .1230% of the first $150 million of net assets
     .0820% of the next $150 million of net assets
     .0615% of the next $300 million of net assets
     .0410% of the next $250 million of net assets
     .0205% of net assets over $850 million
The DFA Five-Year Global Fixed Income Portfolio is subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

ENHANCED U.S. LARGE COMPANY PORTFOLIO
U.S. LARGE CAP VALUE PORTFOLIO

U.S. 4-10 VALUE PORTFOLIO
U.S. 6-10 VALUE PORTFOLIO
U.S. 6-10 SMALL COMPANY PORTFOLIO
U.S. 9-10 SMALL COMPANY PORTFOLIO
DFA INTERNATIONAL VALUE PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
ONE-YEAR FIXED INCOME PORTFOLIO
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

The above portfolios are feeder portfolios. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. PFPC charges $2,600 per month multiplied by the number of feeders investing in Master Funds taxed as partnerships.


U.S. LARGE COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL SMALL COMPANY PORTFOLIO
EMERGING MARKETS PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO
Tax-Managed U.S. MARKETWIDE VALUE PORTFOLIO
Tax-Managed U.S. MARKETWIDE VALUE PORTFOLIO X


These feeders invest in Master Funds taxed as partnerships. PFPC charges $2,600 per month multiplied by the number of feeders investing in Master Funds taxed as partnerships.

INTERNATIONAL SMALL COMPANY PORTFOLIO
     $2,000 per month (includes custodian fees)


Tax-Managed U.S. 6-10 SMALL COMPANY PORTFOLIO
Tax-Managed U.S. 6-10 SMALL COMPANY PORTFOLIO X
Tax-Managed U.S. 5-10 VALUE PORTFOLIO
Tax-Managed U.S. 5-10 VALUE PORTFOLIO X
     .1025% of the first $300 million of net assets
     .0769% of the next $300 million of net assets
     .0513% of the next $250 million of net assets
     .0205% of net assets over $850 million
PFPC has agreed that it may from time to time limit the fee rates.


CUSTODIANS

     Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Value Series, the Japanese Small Company Series, the Pacific Rim Small Company Series, the United Kingdom Small Company Series, the Continental Small Company Series, DFA Two-Year Global Fixed Income Series, and Enhanced U.S. Large Company Series (co-custodian with PNC Bank, N.A.). The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245, serves as the custodian for the Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund Inc., and PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Feeder Portfolios and the other Master Funds.

DISTRIBUTOR

     Each Fund acts as distributor of each series of its own shares of stock. Each Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA

Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Funds to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund). For the fiscal years ended November 30, 1996, 1997 and 1998, the Portfolios (or their corresponding Master Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:


                                                     1998      1997      1996
                                                     (000)     (000)     (000)
U.S. Large Company Portfolio......................  $  293    $  160    $   62
Enhanced U.S. Large Company Portfolio.............  $   26    $   17    $    4
U.S. Large Cap Value Portfolio (b)................  $1,667    $1,255    $  699
U.S. 4-10 Value Portfolio (b).....................  $   86       n/a       n/a
U.S. 6-10 Value Portfolio (b).....................  $4,743    $3,534    $1,933
U.S. 6-10 Small Company Portfolio (b).............  $  150    $  102    $   81
U.S. 9-10 Small Company Portfolio (a).............  $1,458    $6,538    $5,511
DFA Real Estate Securities Portfolio..............  $  313    $  290    $  251
Large Cap International Portfolio.................  $  248    $  211    $  183
DFA International Value Portfolio (b).............  $3,466    $2,997    $2,124
International Small Company Portfolio (d).........  $  805    $1,019    $  178
Japanese Small Company Portfolio (c)..............  $  181    $  258    $1,483
Pacific Rim Small Company Portfolio (c)...........  $  133    $  230    $  772
United Kingdom Small Company Portfolio (c)........  $  157    $  180    $  636
Continental Small Company Portfolio (c)...........  $  334    $  351    $1,258
DFA International Small Cap Value Portfolio.......  $3,104    $2,783    $1,877
Emerging Markets Portfolio (b)....................  $  220    $  226    $  111
Emerging Markets Value Portfolio (e)..............  $  182    $1,020    $  865
Emerging Markets Small Cap Portfolio (b)..........  $   37    $   47       n/a
DFA One-Year Fixed Income Portfolio (b)...........  $  420    $  392    $  386
DFA Two-Year Global Fixed Income Portfolio........  $  214    $  185    $  108
DFA Five-Year Government Portfolio................  $  422    $  382    $  402
DFA Five-Year Global Fixed Income Portfolio.......  $  755    $  519    $  377
DFA Intermediate Government Fixed Income Portfolio  $  240    $  184    $  131

(a) Prior to November 30, 1997, DFAIDG on behalf of the Portfolio had an investment management agreement with the Advisor. The dollar amount represents the dollar amount of investment management fees paid by the Portfolio to the Advisor for the 1996 and 1997 fiscal years.

(b) The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

(c) Prior to August 9, 1996, DFAIDG on behalf of the Portfolio had an investment management agreement with the Advisor; the dollar amount represents the dollar amount of investment management fees paid to the Advisor by the Portfolio for fiscal year 1995 and by the Portfolio and its corresponding Master Fund for fiscal year 1996.

(d) Each of the four International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees paid by each International Master Funds to the Advisor for the period October 1, 1996 (the Portfolio's commencement of operations) to November 30, 1996 and for the fiscal years 1997 and 1998.

(e) Prior to April 2, 1998 Dimensional Emerging Markets Fund Inc. had an investment management agreement with the Advisor.

                              GENERAL INFORMATION

     DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. DFAIDG commenced offering shares of DFA International Small Cap Value Portfolio in December, 1994; DFA Two-Year Global Fixed Income Portfolio in February, 1996; Enhanced U.S. Large Company Portfolio in July, 1996; International Small Company Portfolio in October, 1996; Emerging Markets Small Cap Portfolio in March, 1998; and Emerging Markets Value Portfolio in April, 1998. The U.S. 4-10 Value and the Tax-Managed Portfolios and Series had not commenced operations as of November 30, 1998.

     Until September, 1995, The DFA Intermediate Government Fixed Income Portfolio was named The DFA Intermediate Government Bond Portfolio; The DFA Five-Year Global Fixed Income Portfolio was named The DFA Global Bond Portfolio; The Pacific Rim Small Company Portfolio was named The Asia-Australia Small Company Portfolio; The U.S. Large Cap Value Portfolio was named The U.S. Large Cap High Book to Market Portfolio; The U.S. 6-10 Value Portfolio was named The U.S. Small Cap High Book to Market Portfolio; The U.S. 9-10 Small Company Portfolio was named the Small Company Shares; The DFA One-Year Fixed Income Portfolio was named The DFA Fixed Income Shares; and The Continental Small Company Portfolio was named the Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From September, 1995 until August, 1997, the U.S. 6-10 Value Portfolio was named the U.S. Small Cap Value Portfolio.

     DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund approved its conversion from a closed-end management investment company to an open-end management investment company.

SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. Each Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Funds, the latter being audited at least once each year.

     Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund redeems its entire interest in the Master Fund, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of August 31, 1999, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:




THE U.S. LARGE COMPANY PORTFOLIO


     Charles Schwab & Company, Inc.*                           %   81.52
     101 Montgomery Street
     San Francisco, CA  94104






ENHANCED U.S. LARGE COMPANY PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  65.88

     Misericordia Home Endowment
     6300 N. Drive Avenue
     Chicago, IL 60660                                          %  15.80


     National Investor Services Corp.*                          %   5.69
     55 Water Street
     New York, NY  10041


U.S. LARGE CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  74.90


TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  78.19

     National Investor Services Corp.*(1)                       %   6.93

     Schroder & Co., Inc.*
     34 Exchange Place
     Jersey City, NJ  07311                                     %   6.35



     FTC & Co.*
     P.O. Box 173736
     Denver, CO  80217                                          %   5.98


U.S. 4-10 VALUE PORTFOLIO

     Dimensional Fund Advisors Inc.
     1299 Ocean Avenue, 11th Floor
     Santa Monica, CA 90401                                     % 100.00


TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  66.65

     Blue Shield of California
     50 Beale Street
     San Francisco, CA  94105                                   %  15.28


U.S. 6-10 VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  34.12

     Mac & Co.*
     P.O. Box 320
     Pittsburgh, PA 15230                                       %   7.74

     Deluxe Corporation
     3680 Victoria Street North
     Shoreview, MN  55126                                       %   5.92

THE U.S. 6-10 SMALL COMPANY PORTFOLIO

     McKinsey & Company Master Retirement Trust
     55 E. 52nd Street
     New York, NY 10055                                         %  20.82

     Charles Schwab & Company, Inc.*(1)                         %  19.44

     Salvation Army-ETHQ
     440 W. Nyack Road
     West Nyack, NY 10994                                       %   9.31

     Salvation Army Central Territory
     10 W. Algonquin Road
     Des Plaines, IL  60016                                     %   6.84


TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  81.46

     FTC & Co.*(1)                                              %   8.85



THE U.S. 9-10 SMALL COMPANY PORTFOLIO


     Charles Schwab & Company, Inc.* (1)                        %  36.56

     National Electrical Benefit Fund
     1125 15th Street NW
     Washington, DC 20005                                       %  7.69

     State Farm Insurance Companies
     One State Farm Plaza
     Bloomington, IL 61710                                      %   7.39


     PepsiCo Inc. Master Trust
     The Northern Trust Company Trustee
     Chicago, IL 60675                                          %   7.38



DFA REAL ESTATE SECURITIES PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  77.88



THE LARGE CAP INTERNATIONAL PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  75.13
     National Investor Services Corp.*(1)                       %   6.04


DFA INTERNATIONAL VALUE PORTFOLIO

     Charles Schwab & Co.*(1)                                   %  66.21

     Peoples Energy Corporation Pension Trust
     130 E. Randolph Drive
     Chicago, IL  60601                                         %   9.20

     FTC & Co.*(1)                                              %   6.39

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
     Charles Schwab & Company, Inc.*(1)                         %  80.20
     Schroder & Co., Inc.*(1)                                   %   6.54
     National Investor Services Corp.*(1)                       %   6.06

INTERNATIONAL SMALL COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  85.96


THE JAPANESE SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust
     1155 Peachtree Street, N.E.
     Atlanta, GA 30367                                          %  66.50

     Charles Schwab & Company, Inc.*(1)                         %  19.05


PACIFIC RIM SMALL COMPANY PORTFOLIO


     BellSouth Corporation Master Pension Trust(1)              %  65.19

     Charles Schwab & Company, Inc.*(1)                         %  12.23


THE UNITED KINGDOM SMALL COMPANY PORTFOLIO


     BellSouth Corporation Master Pension Trust(1)              %  65.19

     Charles Schwab & Company, Inc.*(1)                         %  26.81



THE CONTINENTAL SMALL COMPANY PORTFOLIO


     BellSouth Corporation Master Pension Trust(1)              %  64.55

     Charles Schwab & Company, Inc.*(1)                         %  28.08


DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  62.97

     BellSouth Corporation Master Pension Trust(1)              %  20.27


EMERGING MARKETS PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  64.81

     California Institute of Technology
     Mail Code 212-31
     Pasadena, CA 91125                                         %  6.74


EMERGING MARKETS VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  71.81

     Schroder & Co., Inc.*(1)                                   %  12.62

     National Investor Services Corp.*(1)                       %   5.91


EMERGING MARKETS SMALL CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  71.89

     FTC & Co.*(1)                                              %   7.39

     National Investor Services Corp.*(1)                       %  14.61


THE DFA ONE-YEAR FIXED INCOME PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  49.45

     Peoples Energy Corporation Pension Trust(1)                %   7.05

     The McConnell Foundation
     P.O. Box 492050
     Redding, CA  96049                                         %   5.20



DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  89.90


THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                         %  73.96

     Trust Company of America*
     P.O. Box 6503
     Englewood, CO  80155                                       %   6.23

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  83.05



THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO


     Charles Schwab & Company, Inc.*(1)                         %  74.50

     People's Energy Corporation Pension Trust(1)               %  22.43


_________________________________________________
*   Owner of record only.
(1) See address for shareholder previously noted above in list.

     Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                              PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day (12/24/99). The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

     The TSE is closed on the following days in 1999: January 1, and 15, February 11, March 22, April 29, May 3, 4 and 5, July 20, September 15 and 23, October 11, November 3 and 23 and December 23, 30 and 31. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading.

     The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgement of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios that are currently sold at net asset value. Any such charges will be described in the prospectus.

                     REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and
(3) for such other periods as the Commission may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer.
 The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                         TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     Each Portfolio receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS

     A Portfolio may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions paid from long-term capital gains realized by a Portfolio will be taxable to shareholders as long-term capital gain, regardless of how long the shares of the Portfolio have been held. Any net short-term or long-term capital gains realized by a Portfolio (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, the Portfolios generally pay no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income
to the extent of a Portfolio's available earnings and profits.   Some of the
Master Funds intend to qualify each year as regulated investment companies ("RIC Series"), while others are taxable as partnerships for federal income tax purposes.

EXCISE TAX DISTRIBUTION REQUIREMENT

     The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

     Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by a Portfolio. Similarly, foreign exchange losses realized by a Portfolio on the sale of debt instruments are generally treated as ordinary losses by such Portfolio. These gains when distributed will be taxable to shareholders as ordinary dividends, and any losses will reduce a Portfolio's ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce a Portfolio's ordinary income distributions to shareholders, and may cause some or all of a Portfolio's previously distributed income to be classified as a return of capital.

     A Portfolio which invests in foreign securities may be subject to foreign withholding taxes on income from certain of their foreign securities.
 If more than 50% in value of the total assets of a Portfolio are invested in securities of foreign corporations, such Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by such Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of foreign taxes paid by the Portfolio. However, shareholders will be entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

DIVIDENDS RECEIVED DEDUCTION

     Portfolios which will receive virtually all their net investment income from the receipt of interest income or from investments in foreign securities are not expected to make distributions eligible for the dividends received
deduction for corporations.   In the case of the other Portfolios, dividends
from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources.

REDEMPTION OF PORTFOLIO SHARES

     Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

     All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

     Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Portfolio. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

COMPLEX SECURITIES

     A Portfolio or a Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio or Master Fund's ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of its foreign investments.
 In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

OTHER SPECIAL RULES APPLICABLE TO PORTFOLIOS WHICH INVEST IN MASTER FUNDS

     A Portfolio which invests in a Master Fund may be subject to certain special rules depending on whether the Master Fund in which such Portfolio invests is a RIC Series or is a Master Fund taxable as a partnership under the Code. For example, Portfolios which invest in RIC Series will not be permitted to passthrough foreign withholding taxes paid by such RIC Series to such Portfolio's shareholders. These special rules may affect the amount, timing or character of the income distributed to shareholders of such Portfolios.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

     The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                        CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Funds' annual reports and semi-annual reports to shareholders for the fiscal year ended November 30, 1998 and the period ended May 31, 1999, contain additional performance information. Copies of the annual reports and semi-annual reports are available upon request and without charge.

     With respect to the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio. Inasmuch as DFA Five-Year Global Fixed Income Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.


     Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 1998 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission, which is net of the cost of any current reimbursement fees charged to investors and paid to the Portfolios.

Reimbursement fees of 1%, 1.5% and 1.5% were in effect from the inception of the Japanese, United Kingdom and Continental Small Company Portfolios, respectively, until June 30, 1995. A reimbursement fee of 1% was in effect from the inception of DFA International Small Cap Value Portfolio until June 30, 1995. Effective June 30, 1995, the amount of the reimbursement fee was reduced with respect to Continental Small Company, Pacific Rim Small Company, Japanese Small Company, Emerging Markets and DFA International Small Cap Value Portfolios, and eliminated with respect to the United Kingdom Small Company Portfolio. The current reimbursement fee for each Portfolio, expressed as a percentage of the net asset value of the shares of the Portfolios, is as follows: Continental Small Company, Pacific Rim Small Company and Emerging Markets Small Cap Portfolios- 1.00%; Japanese Small Company and Emerging Markets Portfolios- .50%; DFA International Small Cap Value Portfolio- .675%; and International Small Company Portfolio- .675%.

     A reimbursement fee of 1% was charged to investors in the U.S. 9-10 Small Company Portfolio from December 9, 1986 through June 17, 1988. A reimbursement fee of 0.75% was charged to investors in the Large Cap International Portfolio from the date of its inception until March 5, 1992. In addition, for those Portfolios in effect for less than one, five, or ten years, the time periods during which the Portfolios have been active have been substituted for the periods stated (which in no case extends prior to the effective dates of the Portfolios' registration statements). However, for purposes of calculating the performance of a Feeder Portfolio, the performance of the corresponding Master Fund may be utilized for the period prior to when the Feeder Portfolio commenced operations, and, if applicable, restated to reflect the Feeder Portfolio's fees and expenses.

     As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

     In addition to the standardized method of calculating performance used by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

P(1 + T)n = ERV
where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                            FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, PA 19103, are the independent accountants to each of the Funds. PricewaterhouseCoopers LLP audits the Funds' financial statements. The audited financial statements and financial highlights of the Funds for their fiscal year ended November 30, 1998, as set forth in each Fund's annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, and the unaudited financial information for the period ended May 31, 1999, as set forth in each Fund's semi-annual report to shareholders, are incorporated by reference into this SAI.


        The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund Inc. for the fiscal year ended November 30, 1998, as set forth in the Trust's and Dimensional Emerging Markets Value Fund Inc.'s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, and the unaudited financial information for the period ended May 31, 1999 as set forth in their semi-annual reports to shareholders are incorporated by reference into this SAI.



        The annual and semi-annual reports do not contain any data regarding the Tax-Managed U.S. 6-10 Small Company Portfolio X, Tax-Managed U.S. Marketwide Value Portfolio X, Tax-Managed U.S. 5-10 Value Portfolio X, Tax-Managed DFA International Value Portfolio X, or Tax-Managed U.S. Marketwide Value Series X because they had not begun operations as of May 31, 1999. The annual reports do not contain any data regarding the Tax-Managed U.S. 6-10 Small Company Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. 5-10 Value Portfolio, Tax-Managed DFA International Value Portfolio or the Tax-Managed U.S. Marketwide Value Series because they had not commenced operations as of November 30, 1998.


     A shareholder may obtain a copy of the reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (55/56)
                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

         (a)   Articles of Incorporation.
               (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 43/44 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    October 4, 1996.

               (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28,
                     1995.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 39/40 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    January 30, 1996.

               (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 41/42 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    May 24, 1996.

               (4)   Articles Supplementary dated October 18, 1996 as filed
                     with the Maryland Secretary of State on December 5, 1996. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 44/45 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    December 19, 1996.

               (5)   Articles of Amendment dated December 20, 1996 as filed
                     with the Maryland Secretary of State on December 20,
                     1996.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 44/45 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    December 19, 1996.

               (6)   Articles of Amendment dated July 28, 1997 as filed with
                     the Maryland Secretary of State on August 1, 1997. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 46/47 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    September 16, 1997.

               (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17,
                     1997.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 46/47 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    September 16, 1997.

               (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12,
                     1998
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    January 22, 1999.

               (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:

                     *       Tax-Managed U.S. 5-10 Value Portfolio;
                     *       Tax-Managed U.S. 6-10 Small Company Portfolio;
                             and
                     *       Tax-Managed DFA International Value Portfolio;
                             and
                     * Tax-Managed U.S. Marketwide Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    January 22, 1999.

               (10) Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
                     *Tax-Managed U.S. Marketwide Value Portfolio X *Tax-Managed U.S. 5-10 Value Portfolio X
                     *Tax-Managed U.S. 6-10 Small Company Portfolio X *Tax-Managed DFA International Value Portfolio X
                     IS ELECTRONICALLY FILED HEREWITH AS
                     EXHIBIT EX-99.b1.


         (b)   By-Laws.
               By-Laws of the Registrant, as approved through September 13, 1999.
               IS ELECTRONICALLY FILED HEREWITH AS
               EXHIBIT EX-99.b2.

         (c)   Instruments Defining the Rights of Securityholders.
               (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 43/44 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    October 4, 1996.

         (d)   Investment Advisory Agreement.
               (i)   Investment Management Agreements.
                     (1)     Investment Management Agreement
                             between the Registrant and Dimensional
                             Fund Advisors Inc. ("DFA") dated May 13,

                             1987 re: the:
                             *       DFA Five-Year Government Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment
                                             No. 48/49 to Registrant's
                                             Registration Statement on
                                             Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    March 20, 1998.

                     (2) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                             *       DFA Global Fixed Income Portfolio
                                     (formerly the DFA Global Bond Portfolio).
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment
                                             No. 48/49 to Registrant's
                                             Registration Statement on
                                             Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    March 20, 1998.

                     (3)     Investment Management Agreement between
                             the Registrant and DFA dated September 24, 1990
                             re: the:
                             *       DFA Intermediate Government Fixed
                                     Income Portfolio (formerly the DFA
                                     Intermediate Government Bond Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (4) Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                             *       Large Cap International Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.

                             Filing Date:    January 22, 1999.

                     (5) Amendment to Investment Advisory Agreement between the Registrant and DFA dated
                             September 21, 1992, effective on September 21, 1992 re: the:
                             *       DFA Real Estate Securities Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment
                                             No. 48/49 to Registrant's
                                             Registration Statement on
                                             Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    March 20, 1998.

                     (6) Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re:
                             the:
                             *       DFA International Small Cap Value
                                     Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (7) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re:
                             the:
                             *       VA Large Value Portfolio (formerly known
                                     as the DFA Global Value Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (8) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                             *       VA Small Value Portfolio

                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (9) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re:
                             the:
                             *       VA International Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (10) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re:
                             the:
                             *       VA International Small Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (11) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re:
                             the:
                             *       VA Short-Term Fixed Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (12) Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re:
                             the:
                             * International Small Company Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (13) Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998. re:
                             the:
                             *       Tax-Managed U.S. 5-10 Value Portfolio;
                             *       Tax-Managed U.S. 6-10 Small Company
                                     Portfolio; and
                             *       Tax-Managed DFA International Value
                                     Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (14) Investment Advisory Agreement between the Registrant and DFA dated September 13, 1999. re: the:
                             * Tax-Managed U.S. 5-10 Value Portfolio X; Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                     Tax-Managed DFA International Value
                                     Portfolio X
                             IS ELECTRONICALLY FILED HEREWITH AS
                             EXHIBIT EX-99.b5.1.

               (ii)  Sub-advisory Agreements.
                     (1)     Sub-Advisory Agreement between the Registrant,
                             DFA and DFA Australia Ltd. (formerly DFA
                             Australia Pty Limited) dated September 21, 1995 re: the:
                             *       VA International Small Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment No.
                                             37/38 to the Registrant's
                                             Registration Statement
                                             on Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    November 22, 1995.

                     (2) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

                             *       VA International Small Portfolio.
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment No.
                                             37/38 to the Registrant's
                                             Registration Statement
                                             on Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    November 22, 1995.

                     (3)     Consultant Services Agreement
                             between DFA and DFA Australia
                             Ltd. (formerly DFA Australia Pty Limited)
                             IS ELECTRONICALLY FILED HEREWITH
                             AS EXHIBIT EX-99.b5.2.

                     (4) Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd. IS ELECTRONICALLY FILED HEREWITH AS
                             EXHIBIT EX-99.b15.3.


         (e)   Underwriting Contracts.
               (1) Agreement between the Registrant and DFA Securities Inc. INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 48/49 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    March 20, 1998.

         (f)   Bonus or Profit Sharing Plans.
               Not Applicable.

         (g)   Custodian Agreements.
               (1) Form of Custodian Services Agreement between the Registrant and PNC Bank, N.A. (formerly
                     Provident National Bank) dated February 8, 1996
                     re: the:
                     *       Enhanced U.S. Large Company Portfolio;
                     *       DFA Two-Year Corporate Fixed
                                     Income Portfolio; and
                     *       DFA Two-Year Government Portfolio
                     INCORPORATED HEREIN BY REFERENCE TO:

                     Filing: Post-Effective Amendment No. 37/38 to Registration Statement of the Registrant on form N-1A. File Nos.: 2-73948 and 811-3258.
                     Filing Date:  November 22, 1995.

               (2) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National
                     Bank) re: the:
                     *       U.S. 9-10 Small Company Portfolio;
                     *       U.S. Large Company Portfolio;
                     *       DFA One-Year Fixed Income Portfolio;
                     *       DFA Intermediate Government Fixed
                             Income Portfolio (formerly known as the
                             DFA Intermediate Government Bond
                                     Portfolio; and
                     *       DFA Five-Year Government Portfolio
                     Previously filed with this registration statement and incorporated herein by reference

                     a)      Addendum No. 1
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     b)      Addendum No. 2, re:  the addition of:
                     *       Tax-Managed U.S. Marketwide Value Portfolio X
                     *       Tax-Managed U.S. 5-10 Value Portfolio X
                     *       Tax-Managed U.S. 6-10 Small Company
                             Portfolio X
                     * Tax-Managed DFA International Value Portfolio X IS ELECTRONICALLY FILED HEREWITH AS
                             EXHIBIT EX-99.b8.

         (h)   Other Material Contracts.
               (1)   Transfer Agency Agreement.
                     Transfer Agency Agreement between the Registrant and
                     PFPC Inc. (formerly Provident Financial Processing Corporation).
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 48/49 to
                                     the Registrant's Registration Statement on
                                     Form N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    March 20, 1998.

                     a)      Addendum Number One

                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     b)      Addendum Number Two, re:  the addition of:
                             *Tax-Managed U.S. Marketwide Value Portfolio X *Tax-Managed U.S. 5-10 Value Portfolio X *Tax-Managed U.S. 6-10 Small Company Portfolio X *Tax-Managed DFA international Value Portfolio X IS ELECTRONICALLY FILED HEREWITH AS
                             EXHIBIT EX-99.b9.1.

               (2)   Administration and Accounting Agreement
                     Administration and Accounting Services Agreement between the Registrant and PFPC.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment
                                     No. 48/49 to Registrant's
                                     Registration Statement on
                                     Form N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    March 20, 1998.

                             a)      Addendum Number One
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                             b)      Addendum Number Two
                                     re the:
                                     *Tax-Managed U.S. Marketwide Value
                                     Portfolio X
                                     *Tax-Managed U.S. 5-10 Value Portfolio X
                                     *Tax-Managed U.S. 6-10 Small Company
                                     Portfolio X
                                     *Tax-Managed DFA International Value
                                     Portfolio X
                                     IS ELECTRONICALLY FILED

                                     HEREWITH AS EXHIBIT EX-99.b9.2.

               (3)   Administration Agreements.
                     Administration Agreements between the Registrant and
                     DFA.
                     (1)     Dated January 6, 1993 re: the
                             *       DFA One-Year Fixed Income Portfolio
                                     (formerly The DFA Fixed Income Shares)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (2)     Dated August 8, 1996 re: the:
                             *       Japanese Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (3)     Dated August 8, 1996 re: the
                             * United Kingdom Small Company Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (4)     Dated August 8, 1996 re: the
                             *       Continental Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (5)     Dated December 1, 1995 re: the:
                             *       U.S. Large Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:

                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (6)     Dated August 8, 1996 re: the
                             * Pacific Rim Small Company Portfolio (The Series became a feeder portfolio of DFA/ITC on January 15, 1993.)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (7)     Dated January 6, 1993 re: the
                             *       U.S. 6-10 Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (8)     Dated January 6, 1993 re: the:
                             *       U.S. Portfolio (formerly
                                     the U.S. Large Cap High Book-to-Market
                                     Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (9)     Dated January 6, 1993 re: the:
                             * U.S. 6-10 Value Portfolio (formerly the U.S Small Cap High Book to Market Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form

                                     N-1A.

                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (10)    Dated February 8, 1996 re: the
                             *       RWB/DFA International High Book to
                                     Market Portfolio (formerly DFA
                                     International High Book to
                                     Market Portfolio; formerly the Reinhardt
                                     Werba Bowen International Large Stock
                                     Portfolio)
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (11)    Dated March 30, 1994 re:
                             *       Emerging Markets Portfolios
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (12)    Dated February 8, 1996 re: the:
                             * Enhanced U.S. Large Company Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (13)    Dated February 8, 1996 re: the:
                             *       DFA Two-Year Corporate Fixed Income
                                     Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (14)    Dated February 8, 1996 re: the
                             *       DFA Two-Year Global Fixed Income
                                     Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (15)    Dated February 8, 1996 re: the:
                             *       DFA Two-Year Government Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (16)    Dated August 8, 1996 re: the:
                             * International Small Company Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (17)    Dated December 19, 1996 re: the:
                             *       Emerging Markets Small Cap Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (18)    Dated November 30, 1997 re: the:
                             *       U.S. 9-10 Small Company Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.

                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (19)    Dated November 30, 1997 re: the:
                             *       U.S. 4-10 Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (20)    Dated November 30, 1997 re: the:
                             *       Emerging Markets Value Portfolio
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (21)    Dated December 8, 1998 re: the:
                             *       Tax-Managed U.S. Marketwide Value
                                     Portfolio;
                             INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on Form
                                     N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    January 22, 1999.

                     (22)    Dated September 13, 1999 re the:
                             *       Tax-Managed U.S. Marketwide Value
                                     Portfolio X;
                             IS ELECTRONICALLY FILED HEREWITH AS
                             EXHIBIT EX-99.b9.3.

               (4)   Other.
                     (a) Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company. INCORPORATED HEREIN BY REFERENCE TO:
                             Filing: Post-Effective Amendment No. 33/34 to the Registrant's Registration

                                             Statement on Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    June 19, 1995.

                     (b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company. INCORPORATED HEREIN BY REFERENCE TO:
                             Filing:         Post-Effective Amendment No. 33/34
                                             to the Registrant's Registration
                                             Statement on Form N-1A.
                             File Nos.:      2-73948 and 811-3258.
                             Filing Date:    June 19, 1995.

                     (c)     Form of Client Service Agent Agreement re: the:
                             *       RWB/DFA International High Book to
                                     Market Portfolio (formerly the DFA
                                     International High Book to Market Portfolio
                                     and Reinhardt Werba Bowen International
                                     Large Stock Portfolio).
                                     INCORPORATED HEREIN BY REFERENCE TO:
                                     Filing:       Post-Effective Amendment
                                                   No. 37/38 to the Registrant's
                                                   Registration Statement on
                                                   Form N-1A.
                                     File Nos.:    2-73948 and 811-3258.
                                     Filing Date:  November 22, 1995.

         (i)   Legal Opinion.
               Opinion of Stradley, Ronon, Stevens & Young, LLP, IS INCORPORATED HEREIN BY REFERENCE TO:
               Filing: Post-Effective Amendment No. 50/51 to
                       Registrant's Registration Statement on Form N-1A.
               File Nos.:    2-73948 and 811-3258.
               Filing Date:  January 22, 1999.

         (j)   Other Opinions.
               (1)   Consent of PricewaterhouseCoopers LLP IS
                     ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                     EX-99.b11.

         (k)   Omitted Financial Statements.
               Not applicable.

         (l)   Initial Capital Agreements.
               Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
               Previously filed with this registration statement and incorporated herein by reference.

         (m)   Rule 12b-1 Plans.
               Not Applicable

         (n)   Plans pursuant to Rule 18f-3.
               Not Applicable.

         (o)   Powers-of-Attorney.

               (1) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for the Registrant and certified resolution relating thereto on behalf of the Registrant.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 31/32 to the
                                     Registrant's Registration
                                     Statement on Form N-1A.
                     Filing Nos.:    2-73948 and 811-3258.
                     Filing Date:    October 3, 1994.

               (2) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for THE DFA INVESTMENT TRUST COMPANY ("DFA/ITC")
                     and certified resolution relating thereto on behalf of DFA/ITC.
                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 13/14 to the
                                     Registrant's Registration
                                     Statement of the Registrant on
                                     Form N-1A.
                     File Nos.:      33-33980 and 811-6067.
                     Filing Date:    March 21, 1996.

               (3) Powers-of-Attorney for Registrant, DFA/ITC and Dimensional Emerging Markets Fund Inc. dated July 18, 1997.

                     INCORPORATED HEREIN BY REFERENCE TO:
                     Filing:         Post-Effective Amendment No. 47/48 to
                                     the Registrant's Registration Statement
                                     on Form N-1A.
                     File Nos.:      2-73948 and 811-3258.
                     Filing Date:    November 30, 1997.

ITEM 24. Persons Controlled by or Under Common Control with the Fund.
         None.

ITEM 25. Indemnification.
         Reference is made to Section 1 of Article XI of the Registrant's By-Laws (as approved through 10/17/96), incorporated herein by reference, which provides for indemnification, as set forth below.

               With respect to the indemnification of the Officers and Directors of the Corporation:
               (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

               (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26. Business and Other Connections of the Investment Advisor.
         (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Funds Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

               Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

         (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

         (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA
               Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27. Principal Underwriters.
         Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.
         (a)   Not applicable.
         (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March
               31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.
         (c)   Not applicable.

ITEM 28. Location of Accounts and Records.
         The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

         Name                                    Address
         DFA Investment Dimensions Group Inc.    1299 Ocean Avenue
                                                 11th Floor

                                                 Santa Monica, CA  90401

         PFPC Inc.                               400 Bellevue Parkway,
                                                 Wilmington, DE 19809.

ITEM 29. Management Services.
         None.

ITEM 30. Undertakings.
         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the 13th day of September, 1999.


                             DFA INVESTMENT DIMENSIONS GROUP INC.
                                             (Registrant)

                             By:     David G. Booth*
                                     David G. Booth, President
                                           (Signature and Title)David G. Booth


Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                   Date
David G. Booth*              Director and            September 13, 1999
David G. Booth               Chairman-Chief
                             Executive Officer


Rex A. Sinquefield*          Director and            September 13, 1999
Rex A. Sinquefield           Chairman-Chief
                             Investment Officer

Michael T. Scardina*         Chief Financial         September 13, 1999
Michael T. Scardina          Officer, Treasurer
                             and Vice President

George M. Constantinides*    Director                September 13, 1999
George M. Constantinides


John P. Gould*               Director                September 13, 1999
John P. Gould

Roger G. Ibbotson*           Director                September 13, 1999
Roger G. Ibbotson

Merton H. Miller*            Director                September 13, 1999
Merton H. Miller

Myron S. Scholes*            Director                September 13, 1999
Myron S. Scholes

        * By:   Catherine L. Newell
                Catherine L. Newell
                Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA INVESTMENT DIMENSIONS GROUP INC. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 30th day of June, 1999.

                             THE DFA INVESTMENT TRUST COMPANY
                                           (Registrant)

                             By:     David G. Booth*
                                     David G. Booth, President
                                           (Signature and Title)

The undersigned Directors and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                    Title                   Date
David G. Booth*              Director and            September 13, 1999
David G. Booth               Chairman-Chief
                             Executive Officer

Rex A. Sinquefield*          Director and            September 13, 1999
Rex A. Sinquefield           Chairman-Chief
                             Investment Officer

Michael T. Scardina*         Chief Financial         September 13, 1999
Michael T. Scardina          Officer, Treasurer
                             and Vice President

George M. Constantinides*    Director                September 13, 1999
George M. Constantinides

John P. Gould*               Director                September 13, 1999
John P. Gould

Roger G. Ibbotson*           Director                September 13, 1999
Roger G. Ibbotson

Merton H. Miller*            Director                September 13, 1999
Merton H. Miller

Myron S. Scholes*            Director                September 13, 1999

Myron S. Scholes

        * By:   Catherine L. Newell
                Catherine L. Newell
                Attorney-in-Fact (Pursuant to a Power-of-Attorney)

DIMENSIONAL EMERGING MARKETS FUND INC. consents to the filing of this Amendment to the Registration Statement of DFA INVESTMENT DIMENSIONS
GROUP INC. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 13th day of September, 1999.

                             DIMENSIONAL EMERGING MARKETS FUND INC.
                                           (Registrant)

                             By:     David G. Booth*
                                     David G. Booth, President
                                           (Signature and Title)

The undersigned Directors and principal officers of DIMENSIONAL EMERGING MARKETS FUND INC. consent to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                    Title                   Date
David G. Booth*              Director and            September 13, 1999
David G. Booth               Chairman-Chief
                             Executive Officer

Rex A. Sinquefield*          Director and            September 13, 1999
Rex A. Sinquefield           Chairman-Chief
                             Investment Officer

Michael T. Scardina*         Chief Financial         September 13, 1999
Michael T. Scardina          Officer, Treasurer
                             and Vice President

George M. Constantinides*    Director                September 13, 1999
George M. Constantinides

John P. Gould*               Director                September 13, 1999
John P. Gould

Roger G. Ibbotson*           Director                September 13, 1999
Roger G. Ibbotson

Merton H. Miller*            Director                September 13, 1999
Merton H. Miller

Myron S. Scholes*            Director                September 13, 1999

Myron S. Scholes

        * By:   Catherine L. Newell
                Catherine L. Newell
                Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A                      EDGAR
Exhibit No.               Exhibit No.             Description

23(a)(10)                 EX-99.b1.               Articles Supplementary

23(b)                     EX-99.b2.               By-Laws

23(d)(i)(14)              EX-99.b5.1              Investment Advisory
                                                  Agreement

23(d)(ii)(3)              EX-99.b5.2              Consulting Services
                                                  Agreement

23(d)(ii)(4)              EX 99.b5.3              Consulting Services
                                                  Agreement

23(g)(3)(a)               EX-99.b8                Addendum No. 2 to
                                                  Custodian Agreement

23(h)(1)(b)               EX-99.b9.1              Addendum No. 2 to
                                                  Transfer Agency
                                                  Agreement

23(h)(2)(b)               EX-99.b9.2              Addendum No. 2 to
                                                  Administration and
                                                  Accounting Services
                                                  Agreement

23(h)(3)(22)              EX-99.b9.3              Administration Agreement

23(j)(1)                  EX-99.b11               Auditors Consent of
                                                  PricewaterhouseCoopers,
                                                  LLP